Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Bond Debenture Portfolio

Developing Growth Portfolio

Dividend Growth Portfolio

Fundamental Equity Portfolio

Growth and Income Portfolio

Growth Opportunities Portfolio

Mid Cap Stock Portfolio

Short Duration Income Portfolio

Total Return Portfolio

For the period ended September 30, 2022

Schedule of Investments (unaudited)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.73%

ASSET-BACKED SECURITIES 6.00%

Automobiles 0.64%
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	$1,250,000	$1,195,566
Drive Auto Receivables Trust 2021-3 A3	0.79%		10/15/2025	1,736,000	1,714,852
Santander Drive Auto Receivables Trust 2022-3 B	4.13%		8/16/2027	1,120,000	1,091,295
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	3,118,000	2,883,313
Total					6,885,026

Credit Card 0.43%
Capital One Multi-Asset Execution Trust 2022-A2 A	3.49%		5/15/2027	865,000	839,396
Genesis Sales Finance Master Trust 2021-AA A†	1.20%		12/21/2026	1,298,000	1,211,083
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,555,000	2,533,009
Total					4,583,488

Other 4.93%
AIMCO CLO Ltd. 2019-10A CR†	4.659% (3 Mo. LIBOR + 1.90%)	#	7/22/2032	440,000	409,913
AMMC CLO Ltd. 2021-24A C†	4.91% (3 Mo. LIBOR + 2.20%)	#	1/20/2035	820,000	758,842
AMMC CLO Ltd. 2021-24A D†	6.11% (3 Mo. LIBOR + 3.40%)	#	1/20/2035	500,000	439,359
AMMC CLO XII Ltd. 2013-12A DR†	5.612% (3 Mo. LIBOR + 2.70%)	#	11/10/2030	391,000	330,673
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D†	5.718% (1 Mo. LIBOR + 2.90%)	#	11/15/2036	2,220,000	2,061,415
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL2 A†	4.695% (1 Mo. Term SOFR + 1.85%)	#	5/15/2037	1,410,000	1,388,532
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	1,367,000	1,284,190
Bain Capital Credit CLO Ltd. 2021-6A C†	4.782% (3 Mo. LIBOR + 2.05%)	#	10/21/2034	690,000	630,164
Bain Capital Credit CLO Ltd. 2021-6A D†	5.832% (3 Mo. LIBOR + 3.10%)	#	10/21/2034	770,000	680,974
Ballyrock CLO Ltd. 2019-1A A1R†	3.542% (3 Mo. LIBOR + 1.03%)	#	7/15/2032	450,000	438,642

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Others (continued)
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	4.512% (3 Mo. LIBOR + 2.00%)	#	1/15/2033	$578,133	$559,536
BlueMountain CLO XXVIII Ltd. 2021-28A D†	5.412% (3 Mo. LIBOR + 2.90%)	#	4/15/2034	704,247	631,034
Carlyle US CLO Ltd. 2021-10A C†	4.76% (3 Mo. LIBOR + 2.05%)	#	10/20/2034	530,000	483,760
Carlyle US CLO Ltd. 2021-1A B†	4.312% (3 Mo. LIBOR + 1.80%)	#	4/15/2034	750,000	680,353
Dryden 61 CLO Ltd. 2018-61A DR†	5.84% (3 Mo. LIBOR + 3.10%)	#	1/17/2032	1,110,000	1,019,813
Dryden Senior Loan Fund 2022-113A A1†(a)	1.00% (3 Mo. Term SOFR + 2.00%)	#	10/20/2035	1,200,000	1,200,900	(b)
Greywolf CLO III Ltd. 2020-3RA A1R†	4.056% (3 Mo. Term SOFR + 1.55%)	#	4/15/2033	1,398,603	1,387,049
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.933% (3 Mo. LIBOR + 2.15%)	#	7/25/2027	465,000	459,545
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	4.44% (3 Mo. LIBOR + 1.70%)	#	1/17/2030	679,855	662,576
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	569,481	535,482
Kayne CLO Ltd. 2018 1A DR†	5.162% (3 Mo. LIBOR + 2.65%)	#	7/15/2031	410,000	370,241
KKR CLO Ltd.18 D†	6.34% (3 Mo. LIBOR + 3.60%)	#	7/18/2030	390,000	363,878
LoanCore Issuer Ltd. 2022-CRE7 AS†	4.284% (1 Mo. SOFR + 2.00%)	#	1/17/2037	2,460,000	2,379,073
Marble Point CLO XVII Ltd. 2020-1A A†	4.01% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	2,050,466	1,995,719
Marble Point CLO XVII Ltd. 2020-1A B†	4.48% (3 Mo. LIBOR + 1.77%)	#	4/20/2033	651,646	622,646
MF1 LLC 2022-FL9 A†	5.174% (1 Mo. Term SOFR + 2.15%)	#	6/19/2037	2,620,000	2,574,349
Mountain View CLO LLC 2016-1A DR†	6.183% (3 Mo. LIBOR + 3.70%)	#	4/14/2033	530,000	494,192
Neuberger Berman Loan Advisers CLO Ltd. 2020-37A AR†	3.68% (3 Mo. LIBOR + .97%)	#	7/20/2031	670,000	656,712
Oaktree CLO Ltd. 2019-4 BR†	4.41% (3 Mo. LIBOR + 1.70%)	#	10/20/2032	1,460,000	1,378,660
Oaktree CLO Ltd. 2020-1A DR†	5.662% (3 Mo. LIBOR + 3.15%)	#	7/15/2034	935,000	804,646

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Others (continued)
Oaktree CLO Ltd. 2021-1A D†	5.762% (3 Mo. LIBOR + 3.25%)	#	7/15/2034	$425,000	$374,991
OCP CLO Ltd. 2016-12A AR2†	1.991% (3 Mo. Term SOFR + 1.27%)	#	4/18/2033	2,400,000	2,329,266
OCP CLO Ltd. 2019-16A DR†	5.578% (3 Mo. LIBOR + 3.15%)	#	4/10/2033	500,000	447,853
OCP CLO Ltd. 2021-21A C†	4.61% (3 Mo. LIBOR + 1.90%)	#	7/20/2034	620,000	560,397
OCP CLO Ltd. 2021-22A B1†	4.41% (3 Mo. LIBOR + 1.70%)	#	12/2/2034	1,860,000	1,755,133
Octagon Investment Partners XXI Ltd. 2014-1A CR3†	5.655% (3 Mo. LIBOR + 2.75%)	#	2/14/2031	370,589	327,788
OneMain Financial Issuance Trust 2020-2A A†	1.75%		9/14/2035	1,300,000	1,146,668
Palmer Square CLO Ltd. 2022-5A A†	5.658% (3 Mo. Term SOFR + 2.00%)	#	10/20/2035	1,414,000	1,389,583
PFS Financing Corp. 2022-C A†	3.89%		5/15/2027	3,432,000	3,326,601
Rad CLO Ltd. 2020-7A A1†	3.94% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	316,336	307,912
Regata XII Funding Ltd. 2019-1A CR†	4.512% (3 Mo. LIBOR + 2.00%)	#	10/15/2032	1,120,000	1,043,976
Regatta XVIII Funding Ltd. 2021-1A B†	3.962% (3 Mo. LIBOR + 1.45%)	#	1/15/2034	1,060,000	988,881
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	1,858,343	1,573,479
Signal Peak CLO Ltd. 2021-10A B†	4.533% (3 Mo. LIBOR + 1.75%)	#	1/24/2035	1,180,000	1,116,377
Signal Peak CLO Ltd. 2021-10A D†	5.983% (3 Mo. LIBOR + 3.20%)	#	1/24/2035	540,000	471,920
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	1,396,759	1,079,488
TICP CLO XIV Ltd. 2019-14A A2R†	4.36% (3 Mo. LIBOR + 1.65%)	#	10/20/2032	1,000,000	959,016
TICP CLO XIV Ltd. 2019-14A CR†	5.96% (3 Mo. LIBOR + 3.25%)	#	10/20/2032	500,000	460,358
VERDE CLO Ltd. 2019-1A DR†	5.762% (3 Mo. LIBOR + 3.25%)	#	4/15/2032	2,000,000	1,777,647
Voya CLO Ltd. 2019-3A BR†	4.39% (3 Mo. LIBOR + 1.65%)	#	10/17/2032	2,240,000	2,118,017
Voya CLO Ltd. 2022-3A A1†(a)	Zero Coupon	#(c)	10/20/2034	1,150,000	1,136,347
Wind River CLO Ltd. 2021-4A D†	5.91% (3 Mo. LIBOR + 3.20%)	#	1/20/2035	910,000	803,217
Total					53,177,783
Total Asset-Backed Securities (cost $68,595,507)					64,646,297

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
COMMON STOCKS 4.31%

Aerospace & Defense 0.19%
Huntington Ingalls Industries, Inc.	9,308	$2,061,722

Auto Components 0.11%
Chassix Holdings, Inc.*	59,475	1,159,762

Automobiles 0.14%
Tesla, Inc.*	5,714	1,515,638

Beverages 0.23%
Brown-Forman Corp. Class B	22,829	1,519,726
Treasury Wine Estates Ltd.	125,760	1,011,909
Total		2,531,635

Biotechnology 0.30%
Alnylam Pharmaceuticals, Inc.*	5,165	1,033,827
Argenx SE ADR*	3,064	1,081,745
Karuna Therapeutics, Inc.*	4,838	1,088,211
Total		3,203,783

Chemicals 0.11%
Albemarle Corp.	4,384	1,159,305

Commercial Services & Supplies 0.10%
Waste Management, Inc.	6,428	1,029,830

Electric: Utilities 0.49%
PG&E Corp.*	128,032	1,600,400
Sempra Energy	7,522	1,127,849
Southern Co. (The)	15,382	1,045,976
WEC Energy Group, Inc.	16,562	1,481,139
Total		5,255,364

Electrical Equipment 0.14%
Kyocera Corp.	30,818	1,552,572

Electric-Generation 0.00%
Frontera Generation Holdings LLC	9,472	237

Food & Staples Retailing 0.15%
BJ’s Wholesale Club Holdings, Inc.*	21,742	1,583,035

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Food Products 0.46%
Archer-Daniels-Midland Co.	12,494	$1,005,142
General Mills, Inc.	21,005	1,609,193
Hershey Co. (The)	10,414	2,295,975
Total		4,910,310

Health Care Equipment & Supplies 0.15%
Penumbra, Inc.*	8,813	1,670,945

Hotels, Restaurants & Leisure 0.11%
Starbucks Corp.	13,742	1,157,901

Insurance 0.15%
Progressive Corp. (The)	14,399	1,673,308

Metals & Mining 0.10%
Cameco Corp. (Canada)(d)	42,756	1,133,462

Miscellaneous Financials 0.05%
UTEX Industries, Inc.	8,205	562,042

Oil, Gas & Consumable Fuels 0.24%
Occidental Petroleum Corp.	23,651	1,453,354
Vermilion Energy, Inc.	51,158	1,095,119
Total		2,548,473

Personal Products 0.10%
Gibson Brands, Inc.	9,449	1,118,128

Pharmaceuticals 0.30%
Cardinal Health, Inc.	24,187	1,612,789
Daiichi Sankyo Co. Ltd.	56,895	1,590,264
Total		3,203,053

Professional Services 0.11%
Booz Allen Hamilton Holding Corp.	12,471	1,151,697

Semiconductors & Semiconductor Equipment 0.31%
Enphase Energy, Inc.*	6,075	1,685,630
First Solar, Inc.*	12,221	1,616,472
Total		3,302,102

Software 0.11%
Aspen Technology, Inc.*	5,192	1,236,734

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments			Shares	Fair Value
Specialty Retail 0.15%
Claires Holdings LLC			1,067	$453,572
Genuine Parts Co.			7,812	1,166,488
Total				1,620,060

Transportation Infrastructure 0.01%
ACBL Holdings Corp.			3,684	148,281	(b)
Total Common Stocks (cost $49,435,563)				46,489,379

	Interest Rate	Maturity Date	Principal Amount

CORPORATE BONDS 64.82%

Aerospace/Defense 0.78%
Bombardier, Inc. (Canada)†(d)	6.00%	2/15/2028	$1,052,000	881,749
Raytheon Technologies Corp.	4.125%	11/16/2028	1,625,000	1,519,632
TransDigm, Inc.	4.625%	1/15/2029	2,531,000	2,043,821
TransDigm, Inc.	5.50%	11/15/2027	4,532,000	3,951,745
Total				8,396,947

Agriculture 0.48%
Imperial Brands Finance plc
(United Kingdom)†(d)	6.125%	7/27/2027	1,436,000	1,417,200
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	1,707,000	1,452,181
Viterra Finance BV (Netherlands)†(d)	3.20%	4/21/2031	1,518,000	1,132,751
Viterra Finance BV (Netherlands)†(d)	5.25%	4/21/2032	1,306,000	1,126,676
Total				5,128,808

Airlines 1.71%
Air Canada (Canada)†(d)	3.875%	8/15/2026	1,815,000	1,560,900
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	8/15/2027	1,676,328	1,585,749
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	3,288,000	2,874,616
Azul Investments LLP†	5.875%	10/26/2024	2,396,000	1,730,003
British Airways Pass Through Trust 2019-1A Class AA (United Kingdom)†(d)	3.30%	12/15/2032	695,700	591,461
British Airways Pass Through Trust 2020-1 Class A (United Kingdom)†(d)	4.25%	11/15/2032	398,361	359,534
Delta Air Lines, Inc.†	7.00%	5/1/2025	2,203,000	2,219,558
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,223,000	1,140,721
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	1,695,347	1,497,830

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines (continued)
JetBlue 2019-1 Class A Pass Through Trust	2.95%		5/15/2028	$900,947	$760,061
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%		6/20/2027	950,000	931,608
United Airlines 2020-1 Class A Pass Through Trust	5.875%		10/15/2027	2,272,468	2,195,471
United Airlines, Inc.†	4.625%		4/15/2029	1,197,000	993,474
Total					18,440,986

Apparel 0.14%
Levi Strauss & Co.†	3.50%		3/1/2031	1,907,000	1,490,111

Auto Manufacturers 0.80%
Allison Transmission, Inc.†	3.75%		1/30/2031	1,355,000	1,041,372
Ford Motor Co.	3.25%		2/12/2032	5,013,000	3,619,662
Ford Motor Co.	6.10%		8/19/2032	1,123,000	991,946
Ford Motor Credit Co. LLC	2.90%		2/10/2029	1,452,000	1,102,387
Ford Motor Credit Co. LLC	4.00%		11/13/2030	2,416,000	1,889,868
Total					8,645,235

Banks 2.33%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	800,000	571,444
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(d)	5.50% (5 Yr. Treasury CMT + 4.55%)	#	10/26/2031	2,645,000	–	(b)(e)
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(d)	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031	965,000	833,173
Bank of Ireland Group plc (Ireland)†(d)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027	1,201,000	994,901
Bank of Ireland Group PLC (Ireland)†(d)	6.253% (1 Yr. Treasury CMT + 2.65%)	#	9/16/2026	1,666,000	1,631,438
Bank OZK	2.75% (3 Mo. Term SOFR + 2.09%)	#	10/1/2031	2,069,000	1,773,044
BankUnited, Inc.	4.875%		11/17/2025	1,178,000	1,148,745
First-Citizens Bank & Trust Co.	6.125%		3/9/2028	2,793,000	2,777,287
Home BancShares, Inc.	3.125% (3 Mo. Term SOFR + 1.82%)	#	1/30/2032	1,058,000	905,449
HSBC Holdings plc (United Kingdom)(d)	2.999% (SOFR + 1.43%)	#	3/10/2026	5,768,000	5,336,521
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028	4,306,000	3,902,343

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
SVB Financial Group	4.25% (5 Yr. Treasury CMT + 3.07%)	#	–	(f)	$1,115,000	$822,867
United Overseas Bank Ltd. (Singapore)†(d)	2.00% (5 Yr. Treasury CMT + 1.23%)	#	10/14/2031		1,420,000	1,223,051
US Bancorp	3.00%		7/30/2029		1,090,000	938,735
Webster Financial Corp.	4.10%		3/25/2029		1,622,000	1,471,157
Western Alliance Bancorp	3.00% (3 Mo. Term SOFR + 2.25%)	#	6/15/2031		893,000	771,881
Total						25,102,036

Beverages 0.49%
Bacardi Ltd.†	2.75%		7/15/2026		1,749,000	1,560,975
Becle SAB de CV (Mexico)†(d)	2.50%		10/14/2031		1,270,000	984,656
Brown-Forman Corp.	4.50%		7/15/2045		1,192,000	1,033,071
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(d)	5.25%		4/27/2029		873,000	758,493
PepsiCo, Inc.	4.20%		7/18/2052		1,116,000	989,907
Total						5,327,102

Biotechnology 0.33%
Amgen, Inc.	4.20%		2/22/2052		1,275,000	1,003,565
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050		4,216,000	2,557,734
Total						3,561,299

Building Materials 0.24%
Builders FirstSource, Inc.†	4.25%		2/1/2032		889,000	683,908
Lennox International, Inc.	1.70%		8/1/2027		226,000	190,295
SRM Escrow Issuer LLC†	6.00%		11/1/2028		889,000	724,330
Vulcan Materials Co.	4.50%		6/15/2047		1,186,000	964,033
Total						2,562,566

Chemicals 1.88%
Albemarle Corp.	4.65%		6/1/2027		1,332,000	1,278,814
Ashland LLC†	3.375%		9/1/2031		1,306,000	1,012,150
Braskem Idesa SAPI (Mexico)†(d)	6.99%		2/20/2032		885,000	592,950
Cabot Corp.	5.00%		6/30/2032		1,342,000	1,206,774
Celanese US Holdings LLC	6.165%		7/15/2027		3,391,000	3,213,571
CF Industries, Inc.†	4.50%		12/1/2026		1,047,000	1,005,147
EverArc Escrow Sarl (Luxembourg)†(d)	5.00%		10/30/2029		1,402,000	1,134,639
FMC Corp.	3.45%		10/1/2029		893,000	767,942

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals (continued)
Ingevity Corp.†	3.875%	11/1/2028	$1,275,000	$1,055,878
NOVA Chemicals Corp. (Canada)†(d)	4.25%	5/15/2029	1,305,000	1,021,176
OCP SA (Morocco)†(d)	3.75%	6/23/2031	2,847,000	2,169,978
Olin Corp.	5.00%	2/1/2030	1,347,000	1,119,761
Olin Corp.	5.125%	9/15/2027	1,304,000	1,181,007
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	1,328,000	1,099,179
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	1,462,000	1,125,907
Sociedad Quimica y Minera de Chile SA (Chile)†(d)	3.50%	9/10/2051	1,789,000	1,230,805
Total				20,215,678

Coal 0.24%
SunCoke Energy, Inc.†	4.875%	6/30/2029	1,212,000	937,246
Warrior Met Coal, Inc.†	7.875%	12/1/2028	1,735,000	1,688,652
Total				2,625,898

Commercial Services 1.36%
Adani Ports & Special Economic Zone Ltd. (India)†(d)	3.828%	2/2/2032	1,007,000	752,097
Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.375%	7/3/2029	2,280,000	1,900,052
Ahern Rentals, Inc.†	7.375%	5/15/2023	1,440,000	977,253
Ashtead Capital, Inc.†	5.50%	8/11/2032	1,155,000	1,073,839
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028	1,018,000	831,767
Block, Inc.	3.50%	6/1/2031	1,196,000	929,627
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	700,000	593,892
Georgetown University (The)	2.943%	4/1/2050	1,246,000	825,944
Global Payments, Inc.	2.90%	5/15/2030	1,538,000	1,228,184
Hertz Corp. (The)†	5.00%	12/1/2029	1,008,000	751,192
Hertz Corp. (The)	5.50%	10/15/2024	987,000	12,337
Hertz Corp. (The)†	6.00%	1/15/2028	1,887,000	141,525
ITR Concession Co. LLC†	5.183%	7/15/2035	785,000	746,759
Johns Hopkins University	2.813%	1/1/2060	692,000	430,603
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975,000	1,575,229
Movida Europe SA (Luxembourg)†(d)	5.25%	2/8/2031	1,088,000	774,187
Triton Container International Ltd.†	2.05%	4/15/2026	339,000	288,114
University of Miami	4.063%	4/1/2052	992,000	816,473
Total				14,649,074

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 1.37%
Apple, Inc.	2.90%		9/12/2027	$1,600,000	$1,479,181
Apple, Inc.	3.20%		5/11/2027	3,601,000	3,390,276
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028	630,000	543,219
Booz Allen Hamilton, Inc.†	4.00%		7/1/2029	573,000	491,363
Condor Merger Sub, Inc.†	7.375%		2/15/2030	1,344,000	1,101,368
Crowdstrike Holdings, Inc.	3.00%		2/15/2029	7,767,000	6,543,154
Teledyne FLIR LLC	2.50%		8/1/2030	1,603,000	1,254,909
Total					14,803,470

Cosmetics/Personal Care 0.19%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	2,389,000	2,029,257

Distribution/Wholesale 0.27%
Ferguson Finance plc (United Kingdom)†(d)	3.25%		6/2/2030	2,229,000	1,835,887
H&E Equipment Services, Inc.†	3.875%		12/15/2028	1,301,000	1,024,024
Total					2,859,911

Diversified Financial Services 2.33%
AG Issuer LLC†	6.25%		3/1/2028	1,220,000	1,057,115
Ally Financial, Inc.	8.00%		11/1/2031	1,543,000	1,619,971
Blackstone Holdings Finance Co. LLC†	2.00%		1/30/2032	1,609,000	1,193,658
CDP Financial, Inc. (Canada)(d)	1.00%		5/26/2026	4,582,000	4,044,757
Coinbase Global, Inc.†	3.375%		10/1/2028	2,008,000	1,260,000
Coinbase Global, Inc.†	3.625%		10/1/2031	1,905,000	1,060,115
CPPIB Capital, Inc. (Canada)†(a)(d)	3.321% (SOFR Index + 1.25%)	#	4/4/2025	8,700,000	8,892,469
CPPIB Capital, Inc. (Canada)†(d)	4.125%		10/21/2024	1,699,000	1,687,301
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	896,000	771,819
Navient Corp.	6.125%		3/25/2024	1,113,000	1,085,353
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	1,377,000	1,130,785
USAA Capital Corp.†	2.125%		5/1/2030	1,129,000	908,671
Visa, Inc.	0.75%		8/15/2027	457,000	384,185
Total					25,096,199

Electric 4.81%
AES Corp. (The)	2.45%		1/15/2031	1,995,000	1,529,187
Atlantic City Electric Co.	4.00%		10/15/2028	1,149,000	1,075,711
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%		8/1/2028	1,217,000	1,119,910
Black Hills Corp.	4.35%		5/1/2033	1,166,000	1,021,298

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Calpine Corp.†	3.75%	3/1/2031	$1,352,000	$1,060,130
Calpine Corp.†	4.625%	2/1/2029	3,814,000	3,115,294
Calpine Corp.†	5.00%	2/1/2031	2,841,000	2,261,456
Calpine Corp.†	5.125%	3/15/2028	1,328,000	1,143,330
Clearway Energy Operating LLC†	4.75%	3/15/2028	1,381,000	1,231,736
Constellation Energy Generation LLC	5.60%	6/15/2042	1,171,000	1,052,138
Constellation Energy Generation LLC	6.25%	10/1/2039	2,067,000	2,025,579
El Paso Electric Co.	5.00%	12/1/2044	1,203,000	1,043,840
Electricite de France SA (France)†(d)	3.625%	10/13/2025	1,000,000	961,595
Electricite de France SA (France)†(d)	4.50%	9/21/2028	1,000,000	935,042
Empresa de Transmision Electrica SA (Panama)†(d)	5.125%	5/2/2049	1,205,000	905,148
Enel Finance International NV (Netherlands)†(d)	3.50%	4/6/2028	1,329,000	1,147,744
Entergy Arkansas LLC	4.95%	12/15/2044	1,109,000	1,004,478
FirstEnergy Corp.	4.40%	7/15/2027	2,518,000	2,341,979
FirstEnergy Corp.	5.35%	7/15/2047	1,323,000	1,119,304
FirstEnergy Transmission LLC†	2.866%	9/15/2028	1,356,000	1,154,120
FirstEnergy Transmission LLC†	4.55%	4/1/2049	1,271,000	996,853
Indianapolis Power & Light Co.†	4.05%	5/1/2046	1,608,000	1,303,715
ITC Holdings Corp.†	4.95%	9/22/2027	1,129,000	1,103,259
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017,000	844,463
Monongahela Power Co.†	3.55%	5/15/2027	1,188,000	1,095,557
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	2,267,000	2,067,663
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,774,000	1,618,305
NRG Energy, Inc.†	3.875%	2/15/2032	2,781,000	2,175,298
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	724,433	701,841
Ohio Edison Co.†	5.50%	1/15/2033	909,000	897,054
Pacific Gas and Electric Co.	3.50%	8/1/2050	1,806,000	1,103,447
Pacific Gas and Electric Co.	4.95%	7/1/2050	1,580,000	1,160,852
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	1,173,000	1,019,454
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(d)	5.25%	10/24/2042	1,033,000	789,478
PG&E Corp.	5.00%	7/1/2028	1,547,000	1,334,089
Union Electric Co.	2.625%	3/15/2051	1,655,000	1,021,930
Vistra Operations Co. LLC†	4.375%	5/1/2029	2,555,000	2,130,845
Vistra Operations Co. LLC†	5.125%	5/13/2025	2,220,000	2,152,246
Wisconsin Electric Power Co.	4.75%	9/30/2032	1,103,000	1,063,736
Total				51,829,104

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electronics 0.22%
Amphenol Corp.	2.80%	2/15/2030	$1,875,000	$1,579,213
Imola Merger Corp.†	4.75%	5/15/2029	886,000	749,574
Total				2,328,787

Energy-Alternate Sources 0.55%
Sweihan PV Power Co. PJSC (United Arab Emirates)†(d)	3.625%	1/31/2049	1,668,593	1,329,311
TerraForm Power Operating LLC†	4.75%	1/15/2030	1,484,000	1,262,803
TerraForm Power Operating LLC†	5.00%	1/31/2028	1,000,000	882,385
Topaz Solar Farms LLC†	5.75%	9/30/2039	2,634,410	2,431,218
Total				5,905,717

Engineering & Construction 0.40%
Aeropuerto Internacional de Tocumen SA (Panama)†(d)	5.125%	8/11/2061	1,935,000	1,387,347
Fluor Corp.	4.25%	9/15/2028	3,291,000	2,869,283
Total				4,256,630

Entertainment 1.68%
Churchill Downs, Inc.†	4.75%	1/15/2028	1,787,000	1,548,769
Churchill Downs, Inc.†	5.50%	4/1/2027	2,671,000	2,474,468
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	2,128,000	1,808,800
Merlin Entertainments Ltd. (United Kingdom)†(d)	5.75%	6/15/2026	1,360,000	1,268,513
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029	1,984,000	1,637,395
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	2,032,000	1,698,884
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	2,000,000	1,523,920
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	1,820,000	1,515,514
Warnermedia Holdings, Inc.†	5.141%	3/15/2052	1,970,000	1,435,594
Warnermedia Holdings, Inc.†	5.391%	3/15/2062	856,000	622,362
WMG Acquisition Corp.†	3.00%	2/15/2031	1,417,000	1,077,741
WMG Acquisition Corp.†	3.75%	12/1/2029	1,819,000	1,513,735
Total				18,125,695

Environmental Control 0.21%
Madison IAQ LLC†	4.125%	6/30/2028	1,677,000	1,349,446
Madison IAQ LLC†	5.875%	6/30/2029	1,372,000	958,040
Total				2,307,486

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Food 1.28%
Bellis Acquisition Co. PLC(g)	3.25%	2/16/2026	GBP	1,350,000	$1,141,825
Campbell Soup Co.	2.375%	4/24/2030		$952,000	756,790
Hershey Co. (The)	2.65%	6/1/2050		1,008,000	661,009
Kraft Heinz Foods Co.	4.375%	6/1/2046		4,002,000	3,119,727
Kraft Heinz Foods Co.	4.875%	10/1/2049		3,623,000	2,994,255
McCormick & Co., Inc.	2.50%	4/15/2030		1,046,000	851,716
Post Holdings, Inc.†	4.50%	9/15/2031		1,666,000	1,344,587
Post Holdings, Inc.†	4.625%	4/15/2030		1,303,000	1,073,027
Smithfield Foods, Inc.†	5.20%	4/1/2029		2,021,000	1,890,642
Total					13,833,578

Gas 0.21%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026		1,368,000	1,266,998
Southwest Gas Corp.	4.05%	3/15/2032		1,247,000	1,049,110
Total					2,316,108

Health Care-Products 0.46%
Alcon Finance Corp.†	2.60%	5/27/2030		1,552,000	1,254,140
Boston Scientific Corp.	6.75%	11/15/2035		973,000	1,042,954
Edwards Lifesciences Corp.	4.30%	6/15/2028		1,411,000	1,321,609
Medline Borrower LP†	3.875%	4/1/2029		1,682,000	1,351,226
Total					4,969,929

Health Care-Services 3.37%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029		1,365,000	1,054,224
Centene Corp.	2.50%	3/1/2031		1,513,000	1,143,694
Centene Corp.	3.00%	10/15/2030		1,327,000	1,053,731
Centene Corp.	3.375%	2/15/2030		3,631,000	2,976,240
Centene Corp.	4.625%	12/15/2029		1,807,000	1,628,008
Charles River Laboratories International, Inc.†	3.75%	3/15/2029		1,304,000	1,086,415
Elevance Health, Inc.	2.25%	5/15/2030		1,299,000	1,049,789
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026		1,250,000	1,148,238
HCA, Inc.	3.50%	9/1/2030		2,358,000	1,952,176
HCA, Inc.	7.69%	6/15/2025		640,000	663,509
Kaiser Foundation Hospitals	4.15%	5/1/2047		873,000	732,704
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055		1,478,000	1,236,939
ModivCare Escrow Issuer, Inc.†	5.00%	10/1/2029		1,864,000	1,518,181
Molina Healthcare, Inc.†	3.875%	11/15/2030		1,553,000	1,305,553
Molina Healthcare, Inc.†	3.875%	5/15/2032		2,065,000	1,694,418
Montefiore Obligated Group	5.246%	11/1/2048		1,553,000	1,108,472

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Mount Sinai Hospitals Group, Inc.	3.737%		7/1/2049	$1,566,000	$1,171,494
New York & Presbyterian Hospital (The)	4.063%		8/1/2056	1,020,000	837,039
NYU Langone Hospitals	4.368%		7/1/2047	1,191,000	977,382
Providence St. Joseph Health Obligated Group	2.532%		10/1/2029	1,160,000	957,934
Rede D’or Finance Sarl (Luxembourg)†(d)	4.95%		1/17/2028	1,112,000	982,042
Roche Holdings, Inc.†	2.314%		3/10/2027	1,268,000	1,140,574
Seattle Children’s Hospital	2.719%		10/1/2050	1,672,000	1,053,590
Tenet Healthcare Corp.†	4.375%		1/15/2030	1,319,000	1,103,818
Tenet Healthcare Corp.†	4.875%		1/1/2026	1,154,000	1,073,907
Tenet Healthcare Corp.†	6.125%		10/1/2028	2,221,000	1,949,380
Tenet Healthcare Corp.†	6.125%		6/15/2030	1,770,000	1,625,966
UnitedHealth Group, Inc.	2.95%		10/15/2027	686,000	626,708
UnitedHealth Group, Inc.	4.20%		5/15/2032	1,630,000	1,515,444
Total					36,367,569

Home Builders 0.21%
NVR, Inc.	3.00%		5/15/2030	1,297,000	1,060,800
PulteGroup, Inc.	6.375%		5/15/2033	1,215,000	1,149,219
Total					2,210,019

Home Furnishings 0.07%
Leggett & Platt, Inc.	4.40%		3/15/2029	828,000	771,270

Insurance 1.62%
AIA Group Ltd. (Hong Kong)†(d)	3.20%		9/16/2040	1,940,000	1,453,170
AIA Group Ltd. (Hong Kong)†(d)	3.375%		4/7/2030	1,304,000	1,160,090
Arch Capital Finance LLC	4.011%		12/15/2026	1,183,000	1,132,224
Assurant, Inc.	2.65%		1/15/2032	1,575,000	1,162,252
Assurant, Inc.	3.70%		2/22/2030	1,191,000	1,000,698
AXIS Specialty Finance plc (United Kingdom)(d)	5.15%		4/1/2045	1,595,000	1,364,313
Brown & Brown, Inc.	2.375%		3/15/2031	2,120,000	1,586,192
Fidelity National Financial, Inc.	4.50%		8/15/2028	1,118,000	1,052,914
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%)	#	10/15/2051	1,000,000	754,208
Northwestern Mutual Life Insurance Co. (The)†	3.85%		9/30/2047	1,456,000	1,101,274
PartnerRe Finance B LLC	3.70%		7/2/2029	1,806,000	1,609,332
Selective Insurance Group, Inc.	5.375%		3/1/2049	1,169,000	999,668
Teachers Insurance & Annuity Association of America†	4.27%		5/15/2047	889,000	724,684

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Insurance (continued)
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		$829,000	$729,009
Transatlantic Holdings, Inc.	8.00%	11/30/2039		934,000	1,117,793
W R Berkley Corp.	3.15%	9/30/2061		900,000	538,497
Total					17,486,318

Internet 1.81%
Amazon.com, Inc.	3.15%	8/22/2027		7,000,000	6,532,404
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		1,235,000	1,139,264
Meta Platforms, Inc.†	4.45%	8/15/2052		2,247,000	1,837,541
Netflix, Inc.(g)	3.625%	5/15/2027	EUR	2,500,000	2,313,546
Netflix, Inc.	4.875%	4/15/2028		$2,736,000	2,566,710
NortonLifeLock, Inc.†	6.75%	9/30/2027		1,126,000	1,083,116
Tencent Holdings Ltd. (China)†(d)	3.595%	1/19/2028		2,000,000	1,791,400
Tencent Holdings Ltd. (China)†(d)	3.925%	1/19/2038		1,445,000	1,123,437
VeriSign, Inc.	2.70%	6/15/2031		1,384,000	1,075,569
Total					19,462,987

Investment Companies 0.08%
Temasek Financial I Ltd. (Singapore)†(d)	2.50%	10/6/2070		1,480,000	890,423

Iron-Steel 0.47%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(d)	8.75%	7/15/2026		161,000	142,411
CSN Resources SA (Brazil)†(d)	4.625%	6/10/2031		1,517,000	1,036,521
Mineral Resources Ltd. (Australia)†(d)	8.50%	5/1/2030		1,798,000	1,741,525
Steel Dynamics, Inc.	3.45%	4/15/2030		486,000	410,736
United States Steel Corp.	6.875%	3/1/2029		677,000	616,916
Vale Overseas Ltd. (Brazil)(d)	3.75%	7/8/2030		1,309,000	1,062,476
Total					5,010,585

Leisure Time 0.08%
Life Time, Inc.†	5.75%	1/15/2026		895,000	815,766

Lodging 1.19%
Boyd Gaming Corp.	4.75%	12/1/2027		1,201,000	1,065,287
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		1,306,000	1,116,907
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029		1,268,000	1,049,764
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		3,480,000	3,034,960
Sands China Ltd. (Macao)(d)	3.35%	3/8/2029		1,079,000	803,061
Sands China Ltd. (Macao)(d)	4.875%	6/18/2030		539,000	422,511

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging (continued)
Travel + Leisure Co.	6.00%	4/1/2027	$1,439,000	$1,299,798
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	2,424,000	2,138,889
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	2,000,000	1,875,360
Total				12,806,537

Machinery-Diversified 0.27%
nVent Finance Sarl (Luxembourg)(d)	2.75%	11/15/2031	783,000	584,153
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	1,240,000	1,057,230
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	1,421,000	1,285,751
Total				2,927,134

Media 1.89%
Cable One, Inc.†	4.00%	11/15/2030	1,358,000	1,059,498
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	1,746,000	1,508,483
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	1,881,000	1,650,578
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	1,484,000	1,365,191
CSC Holdings LLC†	4.125%	12/1/2030	2,713,000	2,031,413
CSC Holdings LLC†	6.50%	2/1/2029	2,261,000	2,000,454
FactSet Research Systems, Inc.	3.45%	3/1/2032	1,962,000	1,601,801
Gray Escrow II, Inc.†	5.375%	11/15/2031	1,837,000	1,444,911
LCPR Senior Secured Financing DAC (Ireland)†(d)	6.75%	10/15/2027	208,000	172,926
News Corp.†	3.875%	5/15/2029	1,559,000	1,326,623
Nexstar Media, Inc.†	4.75%	11/1/2028	1,280,000	1,090,573
Univision Communications, Inc.†	4.50%	5/1/2029	1,508,000	1,233,144
UPC Broadband Finco BV (Netherlands)†(d)	4.875%	7/15/2031	2,867,000	2,229,508
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	2,228,000	1,668,640
Total				20,383,743

Metal Fabricate-Hardware 0.10%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	1,299,000	1,097,317

Mining 1.27%
Anglo American Capital plc (United Kingdom)†(d)	5.625%	4/1/2030	1,100,000	1,042,199
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.375%	4/1/2031	4,005,000	3,083,882
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	6.125%	4/15/2032	1,346,000	1,158,583
Freeport Indonesia PT (Indonesia)†(d)	5.315%	4/14/2032	880,000	732,600

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mining (continued)
Freeport Indonesia PT (Indonesia)†(d)	6.20%		4/14/2052	$848,000	$652,514
Hecla Mining Co.	7.25%		2/15/2028	1,194,000	1,110,044
Kaiser Aluminum Corp.†	4.50%		6/1/2031	1,528,000	1,121,705
Mirabela Nickel Ltd.	1.00%		9/10/2044	15,172	2	(h)
Newmont Corp.	2.25%		10/1/2030	1,318,000	1,021,508
Novelis Corp.†	4.75%		1/30/2030	1,571,000	1,292,195
Teck Resources Ltd. (Canada)(d)	3.90%		7/15/2030	1,913,000	1,629,848
Vedanta Resources Finance II plc (United Kingdom)†(d)	8.95%		3/11/2025	1,270,000	865,852
Total					13,710,932

Miscellaneous Manufacturing 0.20%
Eaton Corp.	4.15%		3/15/2033	1,342,000	1,214,425
Hillenbrand, Inc.	3.75%		3/1/2031	1,275,000	987,545
Total					2,201,970

Multi-National 0.95%
Asian Development Bank (Philippines)(d)	3.097% (SOFR Index + 1.00%)	#	4/6/2027	7,183,000	7,364,068
Inter-American Investment Corp.	2.625%		4/22/2025	3,000,000	2,867,736
Total					10,231,804

Office/Business Equipment 0.09%
CDW LLC/CDW Finance Corp.	3.569%		12/1/2031	1,287,000	1,004,436

Oil & Gas 12.55%
Antero Resources Corp.†	5.375%		3/1/2030	4,893,000	4,410,036
Apache Corp.	4.25%		1/15/2030	2,793,000	2,448,274
Apache Corp.	4.75%		4/15/2043	1,641,000	1,227,310
Apache Corp.	5.10%		9/1/2040	3,580,000	2,898,225
California Resources Corp.†	7.125%		2/1/2026	1,743,000	1,641,061
Callon Petroleum Co.	6.375%		7/1/2026	2,011,000	1,815,822
Callon Petroleum Co.†	7.50%		6/15/2030	1,179,000	1,034,514
Callon Petroleum Co.†	8.00%		8/1/2028	1,951,000	1,803,651
Cenovus Energy, Inc. (Canada)(d)	2.65%		1/15/2032	1,364,000	1,053,227
Cenovus Energy, Inc. (Canada)(d)	3.75%		2/15/2052	2,668,000	1,814,384
Cenovus Energy, Inc. (Canada)(d)	5.40%		6/15/2047	3,846,000	3,303,807
Chesapeake Energy Corp.†	6.75%		4/15/2029	2,643,000	2,539,196
CITGO Petroleum Corp.†	7.00%		6/15/2025	1,160,000	1,110,282
CNX Resources Corp.†	7.25%		3/14/2027	150,000	146,222
Comstock Resources, Inc.†	5.875%		1/15/2030	1,615,000	1,410,436

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Comstock Resources, Inc.†	6.75%	3/1/2029	$1,713,000	$1,583,999
Continental Resources, Inc.	4.375%	1/15/2028	4,075,000	3,665,709
Continental Resources, Inc.†	5.75%	1/15/2031	1,644,000	1,489,634
Crescent Energy Finance LLC†	7.25%	5/1/2026	1,716,000	1,545,653
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	1,840,000	1,628,121
Diamondback Energy, Inc.	3.50%	12/1/2029	2,292,000	1,981,396
Diamondback Energy, Inc.	4.25%	3/15/2052	2,616,000	1,916,310
Diamondback Energy, Inc.	4.40%	3/24/2051	2,777,000	2,099,003
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	1,734,000	1,603,066
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	2,818,000	2,686,554
EQT Corp.	6.125%	2/1/2025	1,604,000	1,608,395
Exxon Mobil Corp.	3.043%	3/1/2026	823,000	778,435
Geopark Ltd. (Colombia)†(d)	5.50%	1/17/2027	1,101,000	861,100
Helmerich & Payne, Inc.	2.90%	9/29/2031	2,358,000	1,852,207
Hess Corp.	5.60%	2/15/2041	1,386,000	1,215,785
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	1,014,000	888,573
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	897,000	780,512
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,234,000	1,141,228
Kosmos Energy Ltd.†	7.125%	4/4/2026	1,087,000	893,335
Kosmos Energy Ltd.†	7.75%	5/1/2027	2,079,000	1,658,429
Laredo Petroleum, Inc.†	7.75%	7/31/2029	2,617,000	2,416,446
Laredo Petroleum, Inc.	10.125%	1/15/2028	3,500,000	3,368,453
Matador Resources Co.	5.875%	9/15/2026	1,838,000	1,775,664
MC Brazil Downstream Trading Sarl (Luxembourg)†(d)	7.25%	6/30/2031	1,320,000	995,452
MEG Energy Corp. (Canada)†(d)	5.875%	2/1/2029	2,312,000	2,078,523
MEG Energy Corp. (Canada)†(d)	7.125%	2/1/2027	3,467,000	3,525,714
Murphy Oil Corp.	5.875%	12/1/2027	2,000,000	1,873,600
Murphy Oil Corp.	6.375%	7/15/2028	1,140,000	1,078,947
Occidental Petroleum Corp.	6.125%	1/1/2031	3,933,000	3,883,562
Occidental Petroleum Corp.	6.625%	9/1/2030	837,000	851,560
Occidental Petroleum Corp.	7.50%	5/1/2031	613,000	641,970
OQ SAOC (Oman)†(d)	5.125%	5/6/2028	1,782,000	1,598,089
Ovintiv, Inc.	6.50%	2/1/2038	1,948,000	1,895,926
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	1,394,000	1,145,230
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,562,000	1,291,488
PDC Energy, Inc.	5.75%	5/15/2026	2,868,000	2,657,130
Permian Resources Operating LLC†	5.375%	1/15/2026	2,211,000	2,025,552

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Permian Resources Operating LLC†	6.875%	4/1/2027	$3,588,000	$3,479,391
Pertamina Persero PT (Indonesia)†(d)	4.70%	7/30/2049	1,331,000	996,901
Pioneer Natural Resources Co.	2.15%	1/15/2031	1,344,000	1,037,348
Precision Drilling Corp. (Canada)†(d)	6.875%	1/15/2029	1,295,000	1,145,803
Qatar Energy (Qatar)†(d)	3.30%	7/12/2051	5,399,000	3,846,356
Range Resources Corp.†	4.75%	2/15/2030	2,643,000	2,297,837
Range Resources Corp.	8.25%	1/15/2029	2,791,000	2,845,773
Reliance Industries Ltd. (India)†(d)	3.625%	1/12/2052	935,000	587,812
Rockcliff Energy II LLC†	5.50%	10/15/2029	686,000	602,213
Saudi Arabian Oil Co. (Saudi Arabia)(d)	2.875%	4/16/2024	914,000	885,045
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	4.375%	4/16/2049	2,895,000	2,415,892
Shell International Finance BV (Netherlands)(d)	2.875%	5/10/2026	914,000	852,307
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	1,473,000	1,562,722
SM Energy Co.	6.625%	1/15/2027	4,388,000	4,221,936
SM Energy Co.	6.75%	9/15/2026	1,112,000	1,071,985
Southwestern Energy Co.	4.75%	2/1/2032	1,212,000	1,018,444
Southwestern Energy Co.	5.375%	2/1/2029	2,433,000	2,211,378
Southwestern Energy Co.	5.375%	3/15/2030	3,246,000	2,931,803
Southwestern Energy Co.	8.375%	9/15/2028	1,608,000	1,668,901
Suncor Energy, Inc. (Canada)(d)	4.00%	11/15/2047	2,620,000	1,965,268
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%	8/15/2030	2,085,000	1,485,563
Texaco Capital, Inc.	8.625%	11/15/2031	722,000	864,743
Viper Energy Partners LP†	5.375%	11/1/2027	1,751,000	1,616,823
Total				135,249,441

Oil & Gas Services 0.50%
Oceaneering International, Inc.	4.65%	11/15/2024	1,301,000	1,188,208
Oceaneering International, Inc.	6.00%	2/1/2028	1,464,000	1,163,250
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	1,271,000	1,157,182
Weatherford International Ltd.†	8.625%	4/30/2030	2,101,000	1,834,486
Total				5,343,126

Packaging & Containers 0.42%
Ball Corp.	2.875%	8/15/2030	2,897,000	2,229,531
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295,000	1,297,862
Sealed Air Corp.†	6.875%	7/15/2033	1,060,000	1,014,606
Total				4,541,999

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.80%
AbbVie, Inc.	4.25%		11/21/2049	$1,409,000	$1,132,903
BellRing Brands, Inc.†	7.00%		3/15/2030	874,000	801,327
CVS Health Corp.	3.625%		4/1/2027	1,549,000	1,451,016
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	1,285,000	1,101,547
Owens & Minor, Inc.†	4.50%		3/31/2029	1,344,000	1,056,834
Pfizer, Inc.	2.625%		4/1/2030	1,246,000	1,072,367
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	5.125%		5/9/2029	1,065,000	881,144
Zoetis, Inc.	2.00%		5/15/2030	1,387,000	1,103,372
Total					8,600,510

Pipelines 2.84%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%		11/2/2047	1,779,000	1,591,888
AI Candelaria Spain SA (Spain)†(d)	5.75%		6/15/2033	1,646,000	1,122,901
AI Candelaria Spain SA (Spain)†(d)	7.50%		12/15/2028	1,300,000	1,124,084
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	1,763,000	1,427,431
Cheniere Energy Partners LP	3.25%		1/31/2032	2,096,000	1,613,669
Colonial Enterprises, Inc.†	3.25%		5/15/2030	1,241,000	1,079,072
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	3,394,000	2,877,603
DT Midstream, Inc.†	4.30%		4/15/2032	1,293,000	1,114,294
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(d)	3.25%		9/30/2040	3,001,000	2,203,258
Magellan Midstream Partners LP	3.95%		3/1/2050	1,288,000	918,030
NGPL PipeCo LLC†	3.25%		7/15/2031	1,530,000	1,200,163
NGPL PipeCo LLC†	4.875%		8/15/2027	852,000	794,600
Northern Natural Gas Co.†	4.30%		1/15/2049	811,000	624,231
ONEOK, Inc.	4.45%		9/1/2049	1,288,000	925,320
Sabal Trail Transmission LLC†	4.246%		5/1/2028	1,125,000	1,037,110
Sabine Pass Liquefaction LLC	4.50%		5/15/2030	3,627,000	3,309,436
Transportadora de Gas Internacional SA ESP (Colombia)†(d)	5.55%		11/1/2028	1,106,000	989,627
Venture Global Calcasieu Pass LLC†	3.875%		8/15/2029	1,321,000	1,135,822
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	1,293,000	1,075,285
Western Midstream Operating LP	4.30%		2/1/2030	3,702,000	3,174,465
Williams Cos., Inc. (The)	4.65%		8/15/2032	1,348,000	1,224,483
Total					30,562,772

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Real Estate 0.32%
Hunt Cos., Inc.†	5.25%	4/15/2029		$2,276,000	$1,745,601
Kennedy-Wilson, Inc.	4.75%	2/1/2030		1,441,000	1,072,104
Kennedy-Wilson, Inc.	5.00%	3/1/2031		814,000	592,022
Total					3,409,727

REITS 1.63%
Crown Castle, Inc.	2.50%	7/15/2031		3,750,000	2,895,036
GLP Capital LP/GLP Financing II, Inc.	3.25%	1/15/2032		1,272,000	958,816
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		1,278,000	1,046,325
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032		1,095,000	1,004,987
Goodman US Finance Four LLC†	4.50%	10/15/2037		1,079,000	910,089
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029		860,000	645,258
Prologis LP	4.375%	2/1/2029		1,106,000	1,049,060
Rayonier LP	2.75%	5/17/2031		2,532,000	1,978,142
SBA Communications Corp.	3.875%	2/15/2027		4,137,000	3,675,538
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025		889,000	837,712
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		2,948,000	2,564,023
Total					17,564,986

Retail 1.18%
Costco Wholesale Corp.	1.75%	4/20/2032		1,511,000	1,167,678
Dollar Tree, Inc.	3.375%	12/1/2051		3,366,000	2,187,391
Gap, Inc. (The)†	3.875%	10/1/2031		1,579,000	1,007,341
Genuine Parts Co.	2.75%	2/1/2032		1,448,000	1,122,820
Murphy Oil USA, Inc.†	3.75%	2/15/2031		2,934,000	2,364,012
SRS Distribution, Inc.†	4.625%	7/1/2028		987,000	849,007
Stonegate Pub Co. Financing 2019 plc(g)	8.00%	7/13/2025	GBP	906,000	887,168
Stonegate Pub Co. Financing 2019 plc(g)	8.25%	7/31/2025	GBP	1,582,000	1,552,208
Tiffany & Co.	4.90%	10/1/2044		$1,816,000	1,610,333
Total					12,747,958

Savings & Loans 0.00%
Washington Mutual Bank(i)	6.875%	6/15/2011		1,250,000	125	(h)

Semiconductors 0.82%
Entegris Escrow Corp.†	4.75%	4/15/2029		1,215,000	1,072,936
KLA Corp.	4.10%	3/15/2029		439,000	417,762
KLA Corp.	4.65%	7/15/2032		1,696,000	1,630,643
Lam Research Corp.	4.875%	3/15/2049		808,000	747,725
ON Semiconductor Corp.†	3.875%	9/1/2028		1,426,000	1,222,562
TSMC Arizona Corp.	3.25%	10/25/2051		5,159,000	3,693,850
Total					8,785,478

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Shipbuilding 0.18%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	$2,251,000	$1,989,165

Software 1.91%
Autodesk, Inc.	3.50%	6/15/2027	1,446,000	1,340,906
Electronic Arts, Inc.	2.95%	2/15/2051	1,588,000	1,041,626
Intuit, Inc.	1.65%	7/15/2030	2,012,000	1,570,472
Microsoft Corp.	3.30%	2/6/2027	968,000	923,471
MSCI, Inc.†	3.25%	8/15/2033	1,483,000	1,147,560
MSCI, Inc.†	3.875%	2/15/2031	3,447,000	2,909,230
MSCI, Inc.†	4.00%	11/15/2029	1,799,000	1,557,484
Oracle Corp.	4.50%	7/8/2044	1,280,000	945,884
PTC, Inc.†	4.00%	2/15/2028	1,211,000	1,061,817
ROBLOX Corp.†	3.875%	5/1/2030	2,680,000	2,186,357
Roper Technologies, Inc.	1.75%	2/15/2031	1,352,000	998,721
ServiceNow, Inc.	1.40%	9/1/2030	2,297,000	1,694,556
Twilio, Inc.	3.625%	3/15/2029	1,858,000	1,503,057
Workday, Inc.	3.80%	4/1/2032	1,975,000	1,716,559
Total				20,597,700

Telecommunications 2.62%
Altice France SA (France)†(d)	5.125%	7/15/2029	1,458,000	1,092,727
Altice France SA (France)†(d)	5.50%	10/15/2029	739,000	557,874
Connect Finco Sarl /Connect US Finco LLC (Luxembourg)†(d)	6.75%	10/1/2026	1,264,000	1,107,128
Frontier Communications Holdings LLC†	5.875%	10/15/2027	1,730,000	1,554,422
Hughes Satellite Systems Corp.	5.25%	8/1/2026	1,111,000	1,016,435
NTT Finance Corp. (Japan)†(d)	4.372%	7/27/2027	1,148,000	1,114,515
Sprint Capital Corp.	6.875%	11/15/2028	5,646,000	5,811,287
T-Mobile USA, Inc.	3.375%	4/15/2029	5,643,000	4,884,016
T-Mobile USA, Inc.	3.875%	4/15/2030	1,099,000	975,502
T-Mobile USA, Inc.	4.50%	4/15/2050	1,311,000	1,053,351
Verizon Communications, Inc.	4.016%	12/3/2029	2,942,000	2,673,721
Vmed O2 UK Financing I plc (United Kingdom)†(d)	4.25%	1/31/2031	4,435,000	3,370,600
Vmed O2 UK Financing I plc (United Kingdom)†(d)	4.75%	7/15/2031	2,413,000	1,867,520
Xiaomi Best Time International Ltd. (Hong Kong)†(d)	4.10%	7/14/2051	2,066,000	1,196,386
Total				28,275,484

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Toys/Games/Hobbies 0.23%
Hasbro, Inc.	3.90%	11/19/2029		$1,209,000	$1,059,143
Hasbro, Inc.	5.10%	5/15/2044		1,761,000	1,433,093
Total					2,492,236

Transportation 0.39%
Autoridad del Canal de Panama (Panama)†(d)	4.95%	7/29/2035		1,000,000	942,997
Central Japan Railway Co. (Japan)(d)	2.20%	10/2/2024		937,000	892,611
Central Japan Railway Co. (Japan)†(d)	4.25%	11/24/2045		1,524,000	1,322,999
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	2/20/2034		1,264,566	1,043,360
Total					4,201,967
Total Corporate Bonds (cost $807,311,783)					698,549,095

FLOATING RATE LOANS(j) 2.18%

Aerospace/Defense 0.16%
Alloy Finco Limited 2020 USD
Term Loan B2 (Jersey)(d)	9.615% (1 Mo. LIBOR + 6.50%)	3/6/2024		656,228	590,277
Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(d)	0.50%	3/6/2025		1,257,320	1,166,164
Total					1,756,441

Beverages 0.10%
Sunshine Investments B.V. 2022 USD Term Loan (Netherlands)(d)	6.962% (3 Mo. SOFR + 4.25%)	7/12/2029		1,092,307	1,046,791

Building & Construction 0.19%
Centuri Group, Inc Term Loan B	5.57% (3 Mo. LIBOR + 2.50%)	8/27/2028		1,130,085	1,094,595
USIC Holdings, Inc. 2021 Term Loan	6.615% (1 Mo. LIBOR + 3.50%)	5/12/2028		1,009,106	948,665
Total					2,043,260

Diversified Capital Goods 0.19%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(g)	4.332% (3 Mo. EURIBOR + 3.75%)	2/2/2029	EUR	1,162,111	1,009,573
Tank Holding Corp. 2022 Term Loan	8.884% (1 Mo. SOFR + 5.75%)	3/31/2028		$1,048,073	1,012,701
Total					2,022,274

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric: Generation 0.29%
Astoria Energy LLC 2020 Term Loan B	6.615% (1 Mo. LIBOR + 3.50%)	12/10/2027	$1,808,405	$1,756,865
EFS Cogen Holdings I LLC 2020 Term Loan B	6.62% - 7.18% (1 Mo. LIBOR + 3.50%) (3 Mo. LIBOR + 3.50%)	10/1/2027	1,226,406	1,183,230
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	5.174% (3 Mo. LIBOR + 1.50%)	7/28/2028	129,040	21,292	(k)
Frontera Generation Holdings LLC 2021 Term Loan	16.674% (3 Mo. LIBOR + 13.00%)	7/28/2026	133,293	126,629	(k)
Total				3,088,016

Electric: Integrated 0.17%
Generation Bridge Acquisition, LLC Term Loan B	8.674% (3 Mo. LIBOR + 5.00%)	12/1/2028	698,219	690,070
Generation Bridge Acquisition, LLC Term Loan C	8.674% (3 Mo. LIBOR + 5.00%)	12/1/2028	14,476	14,307
Helix Gen Funding, LLC Term Loan B	6.865% (1 Mo. LIBOR + 3.75%)	6/3/2024	1,223,786	1,150,867
Total				1,855,244

Gas Distribution 0.37%
Brazos Delaware II, LLC Term Loan B	7.014% (1 Mo. LIBOR + 4.00%)	5/21/2025	1,261,582	1,219,949
Freeport LNG Investments, LLLP Term Loan B	6.21% (3 Mo. LIBOR + 3.50%)	12/21/2028	1,799,429	1,670,257
Oryx Midstream Services Permian Basin LLC Term Loan B	6.211% (3 Mo. LIBOR + 3.25%)	10/5/2028	1,178,613	1,145,836
Total				4,036,042

Health Facilities 0.12%
Electron BidCo Inc. 2021 Term Loan	6.115% (1 Mo. LIBOR + 3.00%)	11/1/2028	1,318,278	1,252,483

Health Services 0.00%
National Mentor Holdings, Inc. 2021 Term Loan	6.87% - 7.43% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)	3/2/2028	3,721	2,681

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Metals/Mining (Excluding Steel) 0.09%
Peabody Energy Corporation Term Loan	5.834% (1 Mo. LIBOR + 2.75%)		3/31/2025		$987,684	$942,552

Personal & Household Products 0.00%
FGI Operating Company, LLC Exit Term Loan	13.674% (3 Mo. LIBOR + 10.00%)		5/16/2023		80,384	10,088	(l)
Revlon Consumer Products Corporation 2020 Term Loan B2	4.44% (3 Mo. LIBOR + 3.50%)		6/30/2025		16	10
Total						10,098

Software/Services 0.30%
Greeneden U.S. Holdings II, LLC 2020 USD Term Loan B4	7.115% (1 Mo. LIBOR + 4.00%)		12/1/2027		1,675,445	1,599,899
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	7.87% (1 Mo. LIBOR + 4.75%)		7/27/2028		613,093	555,462
Peraton Corp. Term Loan B	6.865% (1 Mo. LIBOR + 3.75%)		2/1/2028		1,153,500	1,096,258
Total						3,251,619

Specialty Retail 0.09%
Winterfell Financing Sarl EUR Term Loan B(g)	3.185% (3 Mo. EURIBOR + 2.93%)		5/4/2028	EUR	1,175,130	1,013,484

Support: Services 0.00%
Verscend Holding Corp. 2021 Term Loan B	7.115% (1 Mo. LIBOR + 4.00%)		8/27/2025		$1,268	1,233

Technology Hardware & Equipment 0.04%
Atlas CC Acquisition Corp Term Loan B	7.32% (3 Mo. LIBOR + 4.25%)		5/25/2028		402,339	354,159
Atlas CC Acquisition Corp Term Loan C	7.32% (3 Mo. LIBOR + 4.25%)		5/25/2028		81,290	71,556
Total						425,715

Theaters & Entertainment 0.07%
Vue International Bidco p.l.c. 2019 EUR Term Loan B(g)(i)	–	(m)	7/3/2026	EUR	857,905	607,004
Vue International Bidco p.l.c. 2022 EUR Term Loan(g)	9.766% (3 Mo. EURIBOR + 8.00%)		6/30/2027	EUR	113,307	109,937
Total						716,941
Total Floating Rate Loans (cost $25,115,772)						23,464,874

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 2.12%

Bermuda 0.17%
Bermuda Government International Bond†	2.375%		8/20/2030		$1,096,000	$877,337
Bermuda Government International Bond†	3.375%		8/20/2050		1,444,000	971,645
Total						1,848,982

Brazil 0.16%
Federal Republic of Brazil(d)	4.75%		1/14/2050		2,575,000	1,760,966

Canada 0.20%
Ontario Teachers’ Finance Trust(d)	0.875%		9/21/2026		652,000	563,565
Province of Ontario Canada(g)	1.55%		11/1/2029	CAD	2,519,000	1,566,052
Total						2,129,617

Colombia 0.23%
Colombia Government International Bond(d)	5.20%		5/15/2049		$4,043,000	2,507,833

Costa Rica 0.16%
Costa Rica Government International Bond†(d)	7.158%		3/12/2045		2,096,000	1,775,687

Dominican Republic 0.10%
Dominican Republic International Bond†(d)	6.00%		2/22/2033		1,309,000	1,068,676

Ecuador 0.09%
Ecuador Government International Bond†(d)	5.50%		7/31/2030		1,931,810	924,017

Japan 0.40%
Japan Bank for International Cooperation(d)	3.875%		9/16/2025		4,352,000	4,255,487

Norway 0.48%
Kommunalbanken AS†(d)	3.897% (SOFR + 1.00%)	#	6/17/2026		5,096,000	5,208,440

Senegal 0.06%
Senegal Government International Bond†(g)	5.375%		6/8/2037	EUR	1,036,000	613,524

Sri Lanka 0.07%
Sri Lanka Government International Bond†(d)(i)	5.875%		7/25/2022		$2,340,000	736,035
Total Foreign Government Obligations (cost $28,773,441)						22,829,264

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.89%
Fannie Mae or Freddie Mac(n)	2.00%	TBA	$7,254,000	$5,874,607
Fannie Mae or Freddie Mac(n)	2.50%	TBA	973,000	814,640
Fannie Mae or Freddie Mac(n)	3.50%	TBA	809,000	727,884
Fannie Mae or Freddie Mac(n)	4.00%	TBA	3,872,000	3,590,977
Fannie Mae or Freddie Mac(n)	4.50%	TBA	11,335,000	10,789,636
Fannie Mae or Freddie Mac(n)	5.00%	TBA	1,581,000	1,538,519
Fannie Mae or Freddie Mac(n)	5.50%	TBA	4,640,000	4,603,750
Fannie Mae Pool	3.50%	9/1/2051 - 4/1/2052	2,821,282	2,574,259
Fannie Mae Pool	4.00%	5/1/2052	4,500,517	4,227,732
Federal Home Loan Mortgage Corp.	3.50%	8/1/2045	2,090,013	1,929,285
Federal Home Loan Mortgage Corp.	5.00%	7/1/2052	2,383,702	2,350,326
Federal National Mortgage Assoc.	2.50%	9/1/2051 - 12/1/2051	8,851,612	7,517,913
Federal National Mortgage Assoc.	5.00%	7/1/2052	3,251,462	3,213,037
Ginnie Mae(n)	3.00%	TBA	2,707,000	2,392,311
Ginnie Mae(n)	3.50%	TBA	3,025,000	2,752,159
Ginnie Mae(n)	4.00%	TBA	4,665,000	4,357,584
Ginnie Mae(n)	4.50%	TBA	11,050,000	10,575,216
Ginnie Mae(n)	5.00%	TBA	4,506,000	4,411,327
Total Government Sponsored Enterprises Pass-Throughs (cost $77,003,310)				74,241,162

MUNICIPAL BONDS 2.74%

Education 0.53%
California State University	3.899%	11/1/2047	1,975,000	1,683,475
Ohio University	5.59%	12/1/2114	1,000,000	901,010
Permanent University Fund - Texas A&M University S	3.66%	7/1/2047	1,070,000	885,302
Regents of the University of California Medical Ce	3.006%	5/15/2050	1,185,000	789,789
Regents of the University of California Medical Ce	4.132%	5/15/2032	880,000	803,890
Regents of the University of California Medical Ce	6.548%	5/15/2048	600,000	686,411
Total				5,749,877

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
General Obligation 0.49%
Commonwealth of Pennsylvania	5.45%	2/15/2030	$836,000	$860,621
District of Columbia	5.591%	12/1/2034	795,000	824,555
State of Illinois	5.10%	6/1/2033	3,010,000	2,870,505
University of North Carolina at Chapel Hill	3.847%	12/1/2034	855,000	763,429
Total				5,319,110

Government 0.30%
Louisiana Local Government Environmental Facilitie A1	3.615%	2/1/2029	1,334,000	1,294,164
Louisiana Local Government Environmental Facilitie A2	4.145%	2/1/2033	2,002,000	1,902,210
Total				3,196,374

Lease Obligation 0.06%
State of Wisconsin	3.294%	5/1/2037	790,000	639,453

Miscellaneous 0.24%
Dallas Convention Center Hotel Development Corp	7.088%	1/1/2042	1,210,000	1,353,302
New York City Industrial Development Agency†	11.00%	3/1/2029	1,040,000	1,222,386
Total				2,575,688

Revenue - Utilities - Other 0.10%
City of San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/2041	980,000	1,020,976

Tax Revenue 0.39%
County of Miami-Dade FL	2.786%	10/1/2037	660,000	480,092
Dallas Area Rapid Transit	2.613%	12/1/2048	1,090,000	713,935
Massachusetts School Building Authority	5.715%	8/15/2039	1,220,000	1,327,643
Memphis-Shelby County Industrial Development Board(i)	7.00%	7/1/2045	1,415,000	913,925	(b)
New York State Dormitory Authority	3.19%	2/15/2043	310,000	227,903
Regional Transportation District Sales Tax Revenue	2.387%	11/1/2037	830,000	589,552
Total				4,253,050

Taxable Revenue - Water & Sewer 0.05%
City & County Honolulu HI Wastewater System Revenue	1.623%	7/1/2031	390,000	302,996
City & County Honolulu HI Wastewater System Revenue	2.574%	7/1/2041	260,000	180,578
Total				483,574

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.58%
Chicago Transit Authority Sales Tax Receipts Fund	6.20%		12/1/2040	$1,030,000	$1,104,096
County of Miami-Dade FL Aviation Revenue	4.28%		10/1/2041	950,000	825,818
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	1,292,000	951,719
Metropolitan Transportation Authority	5.175%		11/15/2049	1,000,000	892,925
Metropolitan Transportation Authority	6.668%		11/15/2039	525,000	557,607
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	1,075,000	864,142
Port of Seattle WA	3.571%		5/1/2032	130,000	115,697
Port of Seattle WA	3.755%		5/1/2036	1,105,000	967,483
Total					6,279,487
Total Municipal Bonds (cost $35,313,812)					29,517,589

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.49%
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.768% (1 Mo. LIBOR + .95%)	#	6/15/2035	2,083,000	2,017,928
BBCMS Mortgage Trust 2019-BWAY A†	3.774% (1 Mo. LIBOR + .96%)	#	11/15/2034	1,750,000	1,672,524
Benchmark Mortgage Trust 2019-B12 WMA†	4.388%	#(o)	8/15/2052	2,892,000	2,496,673	(b)
BHMS 2018-ATLS A†	4.068% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	2,120,000	2,050,454
BX 2021-MFM1 B†	3.768% (1 Mo. LIBOR + .95%)	#	1/15/2034	400,000	381,290
BX 2021-MFM1 C†	4.018% (1 Mo. LIBOR + 1.20%)	#	1/15/2034	250,000	237,349
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	829,000	671,913
BX Commercial Mortgage Trust 2021-VOLT A†	3.518% (1 Mo. LIBOR + .70%)	#	9/15/2036	2,630,000	2,515,007
BX Trust 2021-ARIA F†	5.412% (1 Mo. LIBOR + 2.59%)	#	10/15/2036	2,840,000	2,524,873
BX Trust 2022-PSB A†	5.296% (1 Mo. Term SOFR + 2.45%)	#	8/15/2039	610,000	609,354
CF Trust 2019-BOSS A1	6.068% (1 Mo. LIBOR + 3.25%)	#	12/15/2024	1,340,000	1,212,135	(b)
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.907%	#(o)	2/10/2049	480,000	405,355
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(o)	9/10/2047	1,161,000	1,116,610
COMM Mortgage Trust 2020-SBX C†	2.056%	#(o)	1/10/2038	350,000	300,699
COMM Mortgage Trust 2020-SBX D†	2.399%	#(o)	1/10/2038	500,000	429,194

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust 2022-R01 1B2†	8.281% (1 Mo. SOFR + 6.00%)	#	12/25/2041	$2,060,000	$1,784,740
Connecticut Avenue Securities Trust 2022-R08 1M2†	5.905% (1 Mo. SOFR + 3.60%)	#	7/25/2042	400,000	379,773
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	4.248% (1 Mo. LIBOR + 1.43%)	#	5/15/2036	3,000,000	2,923,117
CSMC 2021-BPNY A†	6.532% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	2,420,000	2,348,044
CSMC 2021-BRIT A†	6.419% (1 Mo. Term SOFR + 3.57%)	#	5/15/2023	4,500,000	4,225,970
DCP Rights, LLC 2020-1 A	4.809%		1/15/2024	3,850,000	3,856,540
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1†	5.581% (1 Mo. SOFR + 3.30%)	#	11/25/2041	570,000	516,599
Freddie Mac STACR REMIC Trust 2021-DNA6 B1†	5.681% (1 Mo. SOFR + 3.40%)	#	10/25/2041	3,310,000	2,972,776
Freddie Mac STACR REMIC Trust 2021-DNA7 B1†	5.931% (1 Mo. SOFR + 3.65%)	#	11/25/2041	2,360,000	2,087,337
Freddie Mac STACR REMIC Trust 2022-HQA3 M1B†	5.831% (1 Mo. SOFR + 3.55%)	#	8/25/2042	1,400,000	1,317,146
Great Wolf Trust 2019-WOLF A†	3.852% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	3,317,000	3,212,952
GS Mortgage Securities Corp Trust 2022-ECI B†	5.789% (1 Mo. Term SOFR + 2.94%)	#	8/15/2039	1,180,000	1,167,608
GS Mortgage Securities Corp. II 2021-ARDN C†	4.868% (1 Mo. LIBOR + 2.05%)	#	11/15/2036	770,000	751,644
GS Mortgage Securities Corp. II 2021-ARDN D†	5.568% (1 Mo. LIBOR + 2.75%)	#	11/15/2036	1,340,000	1,308,066
GS Mortgage Securities Corp. Trust 2021-RENT E†	5.764% (1 Mo. LIBOR + 2.75%)	#	11/21/2035	643,334	601,434
GS Mortgage Securities Corp. Trust 2021-RENT F†	6.664% (1 Mo. LIBOR + 3.65%)	#	11/21/2035	494,873	449,433

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust 2021-RENT G†	8.714% (1 Mo. LIBOR + 5.70%)	#	11/21/2035	$98,975	$88,716
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	12.318% (1 Mo. LIBOR + 9.50%)	#	6/15/2026	4,000,000	3,768,974
Hilton Orlando Trust 2018-ORL A†	3.738% (1 Mo. LIBOR + .92%)	#	12/15/2034	557,000	542,980
HPLY Trust 2019-HIT A†	3.818% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	981,605	955,574
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-NLP B†	3.952% (1 Mo. Term SOFR + 1.11%)	#	4/15/2037	1,800,000	1,692,004
JPMCC Commercial Mortgage Securities Trust 2017-JP5 C	3.932%	#(o)	3/15/2050	821,000	684,267
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	550,000	511,358
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	490,000	450,462
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	9.518% (1 Mo. LIBOR + 6.70%)	#	8/15/2033	2,110,000	2,010,716
KIND Trust 2021-KIND E†	6.068% (1 Mo. LIBOR + 3.25%)	#	8/15/2038	1,211,246	1,114,862
KKR Industrial Portfolio Trust 2021-KDIP D†	4.068% (1 Mo. LIBOR + 1.25%)	#	12/15/2037	262,500	248,573
KKR Industrial Portfolio Trust 2021-KDIP E†	4.368% (1 Mo. LIBOR + 1.55%)	#	12/15/2037	427,500	402,796
KKR Industrial Portfolio Trust 2021-KDIP F†	4.868% (1 Mo. LIBOR + 2.05%)	#	12/15/2037	469,500	435,583
Life Mortgage Trust 2021-BMR E†	4.568% (1 Mo. LIBOR + 1.75%)	#	3/15/2038	1,179,564	1,105,857
Life Mortgage Trust 2022-BMR2 A1†	4.141% (1 Mo. Term SOFR + 1.30%)	#	5/15/2039	1,400,000	1,362,501
One New York Plaza Trust 2020-1NYP B†	4.318% (1 Mo. LIBOR + 1.50%)	#	1/15/2036	600,000	567,562
One New York Plaza Trust 2020-1NYP C†	5.018% (1 Mo. LIBOR + 2.20%)	#	1/15/2036	1,380,000	1,301,152
One New York Plaza Trust 2020-1NYP D†	5.568% (1 Mo. LIBOR + 2.75%)	#	1/15/2036	500,000	471,311

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
PFP Ltd. 2019-6 C†	5.039% (1 Mo. LIBOR + 2.10%)	#	4/14/2037	$1,995,000	$1,997,528
SLG Office Trust 2021-OVA E†	2.851%		7/15/2041	2,310,000	1,641,094
Verus Securitization Trust 2022-4 A1†	4.474%		4/25/2067	34,654	33,176
Total Non-Agency Commercial Mortgage-Backed Securities (cost $74,826,592)					69,931,583

	Dividend Rate			Shares

PREFERRED STOCKS 0.11%
Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon			12,368	318,476
ACBL Holdings Corp. Series B	Zero Coupon			16,904	849,426
Total Preferred Stocks (cost $731,800)					1,167,902

	Exercise Price		Expiration Date

RIGHTS 0.00%
Cosmetics/Personal Care Revlon, Inc. Class A (cost $48,886)	Zero Coupon		10/26/2022	148,512	25,425	(h)

	Interest Rate		Maturity Date	Principal Amount

U.S. TREASURY OBLIGATIONS 3.07%
U.S. Treasury Inflation Indexed Bond(p)	0.125%		2/15/2052	$29,005,095	18,383,604
U.S. Treasury Inflation Indexed Note(p)	0.625%		7/15/2032	16,231,585	14,740,864
Total U.S. Treasury Obligations (cost $43,815,609)					33,124,468
Total Long-Term Investments (cost $1,210,972,075)					1,063,987,038

SHORT-TERM INVESTMENTS 2.89%

Repurchase Agreements 2.89%
Repurchase Agreement dated 9/30/2022, 1.300% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $31,604,200 of U.S. Treasury Floating Rate Note at 3.195% due 4/30/2024; value: $31,737,293; proceeds: $31,118,316 (cost $31,114,945)				31,114,945	31,114,945
Total Investments in Securities 101.62% (cost $1,242,087,020)					1,095,101,983
Other Assets and Liabilities – Net(q) (1.62)%					(17,419,124)
Net Assets 100.00%					$1,077,682,859

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2022, the total value of Rule 144A securities was $481,325,440, which represents 44.66% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2022.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Foreign security traded in U.S. dollars.
(e)	Amount is less than $1.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(i)	Defaulted (non-income producing security).
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2022.
(k)	Level 3 Investment as described in Note 2(b) in the See Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting policies generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Interest rate to be determined.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(p)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(q)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX.NA.HY.39(4)(5)	Bank of America	5.00%	12/20/2027	$62,047,000	$2,959,513	$2,546,367	$(413,146)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $413,146.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Centrally Cleared Consumer Price Index (“CPI”) Swaps at September 30, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.658%	CPI Urban Consumer NSA	2/14/2032	$26,000,000	$384,791

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	$6,000,000		$(650,391)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	4,373,000		(393,215)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	2,807,089		(131,922)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	1,392,911	(72,134	)(1)
Total Unrealized Depreciation on Centrally Cleared CPI Swaps						$(1,247,662)

(1)	Includes upfront payment of $6,673.

Credit Default Swaps on Issuers - Buy Protection at September 30, 2022(1):

Referenced Issuers	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Credit Suisse Group AG	BNP Paribas S.A.	1.000%	12/20/2027	2,392,903	$134,071	$21,987	$156,058
Credit Suisse Group AG	BNP Paribas S.A.	1.000%	12/20/2027	957,161	55,319	7,104	62,423
Credit Suisse Group AG	J.P. Morgan	1.000%	12/20/2027	717,871	49,751	(2,934)	46,817
					$239,141	$26,157	$265,298

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Credit Default Swaps on Indexes - Sell Protection at September 30, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	500,000	$(5,893)	$(6,148)	$(12,041)
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	1,000,000	4,904	(9,821)	(4,917)
					$(989)	$(15,969)	$(16,958)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes/Issuers amounted to $29,091. Total unrealized depreciation on Credit Default Swaps on Indexes/Issuers amounted to $18,903.
(4)	Includes upfront payments paid (received).

Forward Foreign Currency Exchange Contracts at September 30, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	12/12/2022	90,000	$86,809	$88,654	$1,845
Australian dollar	Sell	State Street Bank and Trust	11/25/2022	211,000	147,372	135,061	12,311
Australian dollar	Sell	Toronto Dominion Bank	11/25/2022	208,000	143,734	133,140	10,594
Australian dollar	Sell	Toronto Dominion Bank	11/25/2022	1,263,000	872,772	808,443	64,329
British pound	Sell	Morgan Stanley	12/8/2022	98,000	113,734	109,515	4,219
British pound	Sell	Morgan Stanley	12/8/2022	3,807,000	4,390,119	4,254,333	135,786
British pound	Sell	State Street Bank and Trust	12/8/2022	179,000	209,401	200,033	9,368
British pound	Sell	UBS AG	12/8/2022	83,000	95,442	92,753	2,689
Canadian dollar	Sell	Bank of America	10/20/2022	518,000	398,466	374,980	23,486
Canadian dollar	Sell	Bank of America	10/20/2022	2,158,000	1,572,359	1,562,174	10,185
Canadian dollar	Sell	Morgan Stanley	10/20/2022	636,000	487,091	460,400	26,691
Canadian dollar	Sell	State Street Bank and Trust	10/20/2022	449,000	346,553	325,031	21,522
Euro	Sell	State Street Bank and Trust	12/12/2022	6,604,000	6,641,314	6,505,204	136,110
Euro	Sell	State Street Bank and Trust	12/12/2022	103,000	103,302	101,459	1,843
Japanese yen	Sell	Morgan Stanley	11/15/2022	206,762,000	1,440,575	1,434,465	6,110
Japanese yen	Sell	Standard Chartered Bank	11/15/2022	286,573,000	2,013,567	1,988,175	25,392
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$492,480

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Morgan Stanley	12/8/2022	778,000	$881,718	$869,417	$(12,301)
Euro	Buy	Bank of America	12/12/2022	316,000	313,809	311,273	(2,536)
Euro	Buy	Morgan Stanley	12/12/2022	144,000	141,922	141,846	(76)
Euro	Buy	Morgan Stanley	12/12/2022	144,000	141,893	141,846	(47)
Euro	Buy	State Street Bank and Trust	12/12/2022	90,000	90,625	88,654	(1,971)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(16,931)

Futures Contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2022	1,510	Short		$(176,903,133)		$(169,214,375)	$7,688,758
U.S. 10-Year Ultra Treasury Note	December 2022	578	Short		(71,104,776)		(68,483,969)	2,620,807
U.S. Long Bond	December 2022	1,027	Short		(140,444,416)		(129,819,219)	10,625,197
U.S. Ultra Treasury Bond	December 2022	432	Short		(64,144,828)		(59,184,000)	4,960,828
Total Unrealized Appreciation on Futures Contracts								$25,895,590

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bund	December 2022	177	Long	EUR	25,046,726	EUR	24,512,730	$(523,343)
Euro-Schatz	December 2022	1,177	Short		(125,883,403)		(126,133,205)	(244,818)
U.S. 2-Year Treasury Note	December 2022	856	Long		$176,979,409		$175,814,376	(1,165,033)
U.S. 5-Year Treasury Note	December 2022	131	Long		14,581,826		14,083,524	(498,302)
Total Unrealized Depreciation on Futures Contracts								$(2,431,496)

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND DEBENTURE PORTFOLIO September 30, 2022

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$51,976,883	$1,200,900		$53,177,783
Remaining Industries	–	11,468,514	–		11,468,514
Common Stocks
Auto Components	–	1,159,762	–		1,159,762
Beverages	1,519,726	1,011,909	–		2,531,635
Electrical Equipment	–	1,552,572	–		1,552,572
Electric-Generation	–	237	–		237
Miscellaneous Financials	–	562,042	–		562,042
Personal Products	–	1,118,128	–		1,118,128
Pharmaceuticals	1,612,789	1,590,264	–		3,203,053
Specialty Retail	1,166,488	453,572	–		1,620,060
Transportation Infrastructure	–	–	148,281		148,281
Remaining Industries	34,593,609	–	–		34,593,609
Corporate Bonds
Banks	–	25,102,036	–	(3)	25,102,036
Mining	–	13,710,930	2		13,710,932
Savings & Loans	–	–	125		125
Remaining Industries	–	659,736,002	–		659,736,002
Floating Rate Loans
Electric: Generation	–	2,940,095	147,921		3,088,016
Personal & Household Products	–	10	10,088		10,098
Remaining Industries	–	20,366,760	–		20,366,760
Foreign Government Obligations	–	22,829,264	–		22,829,264
Government Sponsored Enterprises Pass-Throughs	–	74,241,162	–		74,241,162
Municipal Bonds
Tax Revenue	–	3,339,125	913,925		4,253,050
Remaining Industries	–	25,264,539	–		25,264,539
Non-Agency Commercial Mortgage-Backed Securities	–	66,222,775	3,708,808		69,931,583
Preferred Stocks	–	1,167,902	–		1,167,902
Rights	–	–	25,425		25,425
U.S. Treasury Obligations	–	33,124,468	–		33,124,468
Short-Term Investments
Repurchase Agreements	–	31,114,945	–		31,114,945
Total	$38,892,612	$1,050,053,896	$6,155,475		$1,095,101,983

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(concluded)

BOND DEBENTURE PORTFOLIO September 30, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(413,146)	–	(413,146)
Centrally Cleared CPI Swap Contracts
Assets	–	384,791	–	384,791
Liabilities	–	(1,247,662)	–	(1,247,662)
Credit Default Swap Contracts
Assets	–	265,298	–	265,298
Liabilities	–	(16,958)	–	(16,958)
Forward Foreign Currency Exchange Contracts
Assets	–	492,480	–	492,480
Liabilities	–	(16,931)	–	(16,931)
Futures Contracts
Assets	25,895,590	–	–	25,895,590
Liabilities	(2,431,496)	–	–	(2,431,496)
Total	$23,464,094	$(552,128)	$–	$22,911,966

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

DEVELOPING GROWTH PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.73%

COMMON STOCKS 97.73%

Aerospace & Defense 3.53%
AeroVironment, Inc.*	9,107	$759,160
Axon Enterprise, Inc.*	7,275	842,081
Parsons Corp.*	23,691	928,687
Total		2,529,928

Banks 1.60%
Glacier Bancorp, Inc.	12,326	605,576
Silvergate Capital Corp. Class A*	7,197	542,294
Total		1,147,870

Beverages 0.74%
Celsius Holdings, Inc.*	5,838	529,390

Biotechnology 15.01%
Apellis Pharmaceuticals, Inc.*	22,133	1,511,684
Cerevel Therapeutics Holdings, Inc.*	25,099	709,298
Cytokinetics, Inc.*	34,836	1,687,804
Karuna Therapeutics, Inc.*	6,954	1,564,163
Krystal Biotech, Inc.*	21,038	1,466,349
Legend Biotech Corp. ADR*	8,899	363,079
Mirati Therapeutics, Inc.*	6,634	463,319
Natera, Inc.*	7,810	342,234
Sarepta Therapeutics, Inc.*	13,001	1,437,130
Xenon Pharmaceuticals, Inc. (Canada)*(a)	33,438	1,207,112
Total		10,752,172

Capital Markets 0.51%
Piper Sandler Cos.	3,462	362,610

Chemicals 4.15%
Balchem Corp.	7,391	898,598
Cabot Corp.	8,774	560,571
Livent Corp.*	49,406	1,514,294
Total		2,973,463

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Commercial Services & Supplies 2.99%
Clean Harbors, Inc.*	10,675	$1,174,036
Tetra Tech, Inc.	7,524	967,060
Total		2,141,096

Communications Equipment 2.59%
Calix, Inc.*	30,380	1,857,433

Construction & Engineering 3.69%
Ameresco, Inc. Class A*	17,768	1,181,217
Comfort Systems USA, Inc.	11,142	1,084,451
Valmont Industries, Inc.	1,404	377,142
Total		2,642,810

Diversified Consumer Services 1.62%
Duolingo, Inc.*	8,321	792,409
PowerSchool Holdings, Inc. Class A*	21,931	366,028
Total		1,158,437

Energy Equipment & Services 0.75%
Cactus, Inc. Class A	7,316	281,154
MELI Kaszek Pioneer Corp. Class A*	26,140	258,002
Total		539,156

Entertainment 1.50%
World Wrestling Entertainment, Inc. Class A	15,312	1,074,443

Food & Staples Retailing 0.66%
BJ’s Wholesale Club Holdings, Inc.*	6,514	474,284

Health Care Equipment & Supplies 13.70%
Axonics, Inc.*	25,371	1,787,133
Figs, Inc. Class A*	41,086	338,959
Glaukos Corp.*	21,094	1,123,045
Inari Medical, Inc.*	13,147	954,998
iRhythm Technologies, Inc.*	9,589	1,201,310
Lantheus Holdings, Inc.*	26,468	1,861,494
Shockwave Medical, Inc.*	7,542	2,097,204
TransMedics Group, Inc.*	10,817	451,502
Total		9,815,645

Health Care Providers & Services 1.47%
HealthEquity, Inc.*	15,696	1,054,300

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Health Care Technology 1.95%
Inspire Medical Systems, Inc.*	7,876	$1,396,966

Hotels, Restaurants & Leisure 2.82%
Planet Fitness, Inc. Class A*	9,514	548,577
Sweetgreen, Inc. Class A*(b)	40,189	743,497
Texas Roadhouse, Inc.	4,224	368,586
Wingstop, Inc.	2,874	360,457
Total		2,021,117

Information Technology Services 3.26%
Endava plc ADR*	9,084	732,443
Flywire Corp.*	27,293	626,647
Globant SA (Uruguay)*(a)	4,057	758,984
WEX, Inc.*	1,702	216,052
Total		2,334,126

Interactive Media & Services 1.17%
Bumble, Inc. Class A*	11,766	252,851
ZipRecruiter, Inc. Class A*	35,615	587,648
Total		840,499

Leisure Products 0.47%
Topgolf Callaway Brands Corp.*	17,554	338,090

Machinery 4.80%
Chart Industries, Inc.*	7,154	1,318,840
Driven Brands Holdings, Inc.*	12,000	335,760
Evoqua Water Technologies Corp.*	22,853	755,749
RBC Bearings, Inc.*	4,935	1,025,542
Total		3,435,891

Oil, Gas & Consumable Fuels 1.54%
Matador Resources Co.	3,588	175,525
Range Resources Corp.	23,685	598,283
Talos Energy, Inc.*	19,942	332,034
Total		1,105,842

Personal Products 0.94%
Inter Parfums, Inc.	8,894	671,141

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Pharmaceuticals 3.59%
Intra-Cellular Therapies, Inc.*	38,355	$1,784,658
Ventyx Biosciences, Inc.*(b)	22,624	789,804
Total		2,574,462

Professional Services 0.76%
FTI Consulting, Inc.*	3,302	547,175

Road & Rail 0.55%
Saia, Inc.*	2,059	391,210

Semiconductors & Semiconductor Equipment 4.96%
Array Technologies, Inc.*	39,544	655,640
CEVA, Inc.*	14,595	382,827
Diodes, Inc.*	9,742	632,353
Impinj, Inc.*	5,589	447,288
indie Semiconductor, Inc. Class A*(b)	35,701	261,331
Rambus, Inc.*	32,004	813,542
Silicon Motion Technology Corp. ADR	5,560	362,456
Total		3,555,437

Software 12.38%
AvidXchange Holdings, Inc.*	45,823	385,830
Clear Secure, Inc. Class A*	51,674	1,181,268
CyberArk Software Ltd. (Israel)*(a)	8,964	1,344,062
Evolent Health, Inc. Class A*	15,158	544,627
Five9, Inc.*	8,037	602,614
Gitlab, Inc. Class A*	10,235	524,237
Global-e Online Ltd. (Israel)*(a)	28,981	775,531
HashiCorp, Inc. Class A*	17,668	568,733
Jamf Holding Corp.*	31,833	705,419
Procore Technologies, Inc.*	10,725	530,673
Qualtrics International, Inc. Class A*	31,244	318,064
SentinelOne, Inc. Class A*	14,265	364,613
Sprout Social, Inc. Class A*	11,128	675,247
Tenable Holdings, Inc.*	9,991	347,687
Total		8,868,605

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Textiles, Apparel & Luxury Goods 2.10%
Crocs, Inc.*	12,984	$891,482
Deckers Outdoor Corp.*	1,961	613,028
Total		1,504,510

Trading Companies & Distributors 1.23%
Applied Industrial Technologies, Inc.	4,936	507,322
Rush Enterprises, Inc. Class A	8,566	375,705
Total		883,027

Wireless Telecommunication Services 0.70%
Gogo, Inc.*	41,497	502,944
Total Common Stocks (cost $73,433,945)		70,024,079

	Principal Amount

SHORT-TERM INVESTMENTS 5.64%

Repurchase Agreements 3.59%
Repurchase Agreement dated 9/30/2022, 1.30% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $2,613,800 of U.S. Treasury Floating Rate Note at 3.195% due 4/30/2024; value: $2,624,807; proceeds: $2,573,569 (cost $2,573,290)	$2,573,290	2,573,290

	Shares

Money Market Funds 1.84%
Fidelity Government Portfolio(c) (cost $1,320,285)	1,320,285	1,320,285

Time Deposits 0.21%
CitiBank N.A.(c) (cost $146,698)	146,698	146,698
Total Short-Term Investments (cost $4,040,273)		4,040,273
Total Investments in Securities 103.37% (cost $77,474,218)		74,064,352
Other Assets and Liabilities – Net (3.37)%		(2,411,548)
Net Assets 100.00%		$71,652,804

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(concluded)

DEVELOPING GROWTH PORTFOLIO September 30, 2022

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$70,024,079	$–	$–	$70,024,079
Short-Term Investments
Repurchase Agreements	–	2,573,290	–	2,573,290
Money Market Funds	1,320,285	–	–	1,320,285
Time Deposits	–	146,698	–	146,698
Total	$71,344,364	$2,719,988	$–	$74,064,352

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

DIVIDEND GROWTH PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.67%

COMMON STOCKS 98.67%

Aerospace & Defense 4.82%
Northrop Grumman Corp.	8,700	$4,091,784
Raytheon Technologies Corp.	34,116	2,792,736
Total		6,884,520

Banks 1.56%
Bank of America Corp.	73,641	2,223,958

Beverages 2.85%
Coca-Cola Co. (The)	72,668	4,070,861

Biotechnology 2.29%
AbbVie, Inc.	24,399	3,274,590

Capital Markets 7.10%
Ameriprise Financial, Inc.	12,800	3,224,960
BlackRock, Inc.	1,200	660,336
Morgan Stanley	43,900	3,468,539
S&P Global, Inc.	9,100	2,778,685
Total		10,132,520

Chemicals 1.69%
Air Products & Chemicals, Inc.	10,400	2,420,392

Construction Materials 1.60%
Vulcan Materials Co.	14,452	2,279,225

Consumer Finance 1.49%
American Express Co.	15,737	2,123,079

Containers & Packaging 1.17%
Avery Dennison Corp.	10,275	1,671,743

Distributors 0.42%
Pool Corp.	1,900	604,599

Electric: Utilities 3.21%
NextEra Energy, Inc.	58,430	4,581,496

Equity Real Estate Investment Trusts 3.32%
American Tower Corp.	15,700	3,370,790

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Equity Real Estate Investment Trusts (continued)
Prologis, Inc.	13,493	$1,370,889
Total		4,741,679

Food & Staples Retailing 4.52%
Costco Wholesale Corp.	7,420	3,504,244
Walmart, Inc.	22,780	2,954,566
Total		6,458,810

Health Care Equipment & Supplies 1.86%
Abbott Laboratories	27,400	2,651,224

Health Care Providers & Services 3.75%
UnitedHealth Group, Inc.	10,600	5,353,424

Hotels, Restaurants & Leisure 1.83%
Churchill Downs, Inc.	5,807	1,069,359
McDonald’s Corp.	6,674	1,539,959
Total		2,609,318

Industrial Conglomerates 1.74%
Honeywell International, Inc.	14,900	2,487,853

Information Technology Services 5.30%
Accenture plc Class A (Ireland)(a)	8,900	2,289,970
Jack Henry & Associates, Inc.	14,900	2,715,823
Mastercard, Inc. Class A	9,030	2,567,590
Total		7,573,383

Insurance 6.66%
Allstate Corp. (The)	22,789	2,837,914
American Financial Group, Inc./OH	11,600	1,425,988
Arthur J Gallagher & Co.	19,973	3,419,777
Chubb Ltd. (Switzerland)(a)	10,000	1,818,800
Total		9,502,479

Life Sciences Tools & Services 3.25%
Danaher Corp.	11,100	2,867,019
West Pharmaceutical Services, Inc.	7,200	1,771,776
Total		4,638,795

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Machinery 2.11%
Dover Corp.	7,300	$851,034
Parker-Hannifin Corp.	8,898	2,156,074
Total		3,007,108

Metals & Mining 0.85%
Reliance Steel & Aluminum Co.	7,000	1,220,870

Multi-Utilities 0.92%
CMS Energy Corp.	22,500	1,310,400

Oil, Gas & Consumable Fuels 3.77%
Exxon Mobil Corp.	40,993	3,579,099
Marathon Petroleum Corp.	18,100	1,797,873
Total		5,376,972

Personal Products 1.33%
Estee Lauder Cos., Inc. (The) Class A	8,800	1,899,920

Pharmaceuticals 2.69%
Eli Lilly & Co.	6,794	2,196,840
Zoetis, Inc.	11,100	1,646,019
Total		3,842,859

Professional Services 1.62%
Booz Allen Hamilton Holding Corp.	25,020	2,310,597

Road & Rail 2.16%
Union Pacific Corp.	15,800	3,078,156

Semiconductors & Semiconductor Equipment 4.70%
Analog Devices, Inc.	16,200	2,257,308
KLA Corp.	3,900	1,180,257
NVIDIA Corp.	9,000	1,092,510
Texas Instruments, Inc.	14,100	2,182,398
Total		6,712,473

Software 8.87%
Intuit, Inc.	4,100	1,588,012
Microsoft Corp.	41,000	9,548,900
Roper Technologies, Inc.	4,258	1,531,347
Total		12,668,259

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Specialty Retail 3.92%
Home Depot, Inc. (The)	5,300	$1,462,482
Lowe’s Cos., Inc.	16,225	3,047,217
TJX Cos., Inc. (The)	17,500	1,087,100
Total		5,596,799

Technology Hardware, Storage & Peripherals 4.29%
Apple, Inc.	44,341	6,127,926

Textiles, Apparel & Luxury Goods 1.01%
NIKE, Inc. Class B	17,400	1,446,288
Total Common Stocks (cost $142,412,764)		140,882,575

	Principal Amount

SHORT-TERM INVESTMENTS 1.69%

Repurchase Agreements 1.69%
Repurchase Agreement dated 9/30/2022, 1.30% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $2,496,300 of U.S. Treasury Note at 2.750% due 2/15/2024; value: $2,452,713; proceeds: $2,404,849 (cost $2,404,588)	$2,404,588	2,404,588
Total Investments in Securities 100.36% (cost $144,817,352)		143,287,163
Other Assets and Liabilities – Net(b) (0.36)%		(511,245)
Net Assets 100.00%		$142,775,918

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on futures contracts as follows:

Futures Contracts at September 30, 2022:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
E-Mini S&P 500 Index	December 2022	7	Long	$1,413,108	$1,260,525	$(152,583)

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

DIVIDEND GROWTH PORTFOLIO September 30, 2022

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$140,882,575	$–	$–	$140,882,575
Short-Term Investments
Repurchase Agreements	–	2,404,588	–	2,404,588
Total	$140,882,575	$2,404,588	$–	$143,287,163
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(152,583)	–	–	(152,583)
Total	$(152,583)	$–	$–	$(152,583)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.05%

COMMON STOCKS 98.05%

Aerospace & Defense 3.74%
Lockheed Martin Corp.	6,360	$2,456,804
Raytheon Technologies Corp.	39,830	3,260,484
Total		5,717,288

Automobiles 1.39%
General Motors Co.	65,930	2,115,694

Banks 5.51%
East West Bancorp, Inc.	34,460	2,313,644
JPMorgan Chase & Co.	28,800	3,009,600
Wells Fargo & Co.	76,650	3,082,863
Total		8,406,107

Biotechnology 1.85%
AbbVie, Inc.	21,030	2,822,436

Building Products 1.82%
Masco Corp.	35,980	1,679,906
Masonite International Corp.*	15,400	1,097,866
Total		2,777,772

Capital Markets 6.18%
Ameriprise Financial, Inc.	10,300	2,595,085
Charles Schwab Corp. (The)	37,360	2,685,063
KKR & Co., Inc.	35,130	1,510,590
Morgan Stanley	33,460	2,643,675
Total		9,434,413

Chemicals 1.89%
Avient Corp.	34,030	1,031,109
Valvoline, Inc.	73,400	1,859,956
Total		2,891,065

Communications Equipment 0.79%
Cisco Systems, Inc.	30,280	1,211,200

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Construction & Engineering 2.48%
AECOM	18,510	$1,265,529
EMCOR Group, Inc.	21,790	2,516,309
Total		3,781,838

Consumer Finance 1.42%
American Express Co.	16,040	2,163,956

Containers & Packaging 1.16%
Avery Dennison Corp.	10,870	1,768,549

Electric: Utilities 3.08%
Entergy Corp.	23,920	2,407,069
NextEra Energy, Inc.	29,190	2,288,788
Total		4,695,857

Electronic Equipment, Instruments & Components 1.01%
Teledyne Technologies, Inc.*	4,560	1,538,863

Energy Equipment & Services 1.52%
NOV, Inc.	143,830	2,327,169

Equity Real Estate Investment Trusts 3.61%
American Homes 4 Rent Class A	48,460	1,589,973
Life Storage, Inc.	16,660	1,845,261
Prologis, Inc.	20,410	2,073,656
Total		5,508,890

Food & Staples Retailing 1.99%
BJ’s Wholesale Club Holdings, Inc.*	41,640	3,031,808

Health Care Providers & Services 6.24%
CVS Health Corp.	26,100	2,489,157
Tenet Healthcare Corp.*	42,150	2,174,097
UnitedHealth Group, Inc.	9,640	4,868,586
Total		9,531,840

Hotels, Restaurants & Leisure 1.03%
Caesars Entertainment, Inc.*	48,760	1,572,998

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Household Products 2.83%
Clorox Co. (The)	11,440	$1,468,782
Procter & Gamble Co. (The)	15,230	1,922,787
Spectrum Brands Holdings, Inc.	23,970	935,549
Total		4,327,118

Information Technology Services 3.72%
Euronet Worldwide, Inc.*	19,970	1,512,927
Fiserv, Inc.*	27,790	2,600,310
PayPal Holdings, Inc.*	18,240	1,569,917
Total		5,683,154

Insurance 7.30%
Allstate Corp. (The)	28,090	3,498,048
American International Group, Inc.	30,660	1,455,737
Arch Capital Group Ltd.*	45,200	2,058,408
Arthur J Gallagher & Co.	16,270	2,785,749
Assurant, Inc.	9,302	1,351,301
Total		11,149,243

Interactive Media & Services 2.28%
Alphabet, Inc. Class A*	36,400	3,481,660

Life Sciences Tools & Services 1.59%
Thermo Fisher Scientific, Inc.	4,800	2,434,512

Machinery 3.11%
Crane Holdings Co.	26,480	2,318,059
Parker-Hannifin Corp.	10,060	2,437,639
Total		4,755,698

Media 1.08%
Comcast Corp. Class A	56,050	1,643,947

Metals & Mining 1.26%
Alcoa Corp.	21,930	738,164
Reliance Steel & Aluminum Co.	6,830	1,191,220
Total		1,929,384

Multi-Line Retail 1.60%
Target Corp.	16,470	2,443,983

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 6.69%
Chesapeake Energy Corp.	38,000	$3,579,980
Pioneer Natural Resources Co.	15,090	3,267,437
Shell plc ADR	67,780	3,372,733
Total		10,220,150

Personal Products 1.45%
BellRing Brands, Inc.*	107,080	2,206,919

Pharmaceuticals 5.38%
Eli Lilly & Co.	4,230	1,367,771
Organon & Co.	128,760	3,012,984
Pfizer, Inc.	87,740	3,839,502
Total		8,220,257

Road & Rail 1.21%
Norfolk Southern Corp.	8,830	1,851,210

Semiconductors & Semiconductor Equipment 2.86%
KLA Corp.	4,940	1,494,992
Micron Technology, Inc.	25,390	1,272,039
Texas Instruments, Inc.	10,350	1,601,973
Total		4,369,004

Software 1.64%
Microsoft Corp.	10,720	2,496,688

Specialty Retail 2.50%
AutoZone, Inc.*	720	1,542,190
Lowe’s Cos., Inc.	12,100	2,272,501
Total		3,814,691

Technology Hardware, Storage & Peripherals 1.43%
NetApp, Inc.	35,410	2,190,109

Trading Companies & Distributors 1.89%
AerCap Holdings NV (Ireland)*(a)	46,660	1,975,118
MRC Global, Inc.*	127,620	917,588
Total		2,892,706

Wireless Telecommunication Services 1.52%
T-Mobile US, Inc.*	17,280	2,318,458
Total Common Stocks (cost $165,396,043)		149,726,634

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.90%

Repurchase Agreements 2.90%
Repurchase Agreement dated 9/30/2022, 1.30% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $4,604,500 of U.S. Treasury Note at 2.750% due 2/15/2024; value: $4,524,103; proceeds: $4,435,805 (cost $4,435,325)	$4,435,325	$4,435,325
Total Investments in Securities 100.95% (cost $169,831,368)		154,161,959
Other Assets and Liabilities – Net (0.95)%		(1,456,541)
Net Assets 100.00%		$152,705,418

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$149,726,634	$–	$–	$149,726,634
Short-Term Investments
Repurchase Agreements	–	4,435,325	–	4,435,325
Total	$149,726,634	$4,435,325	$–	$154,161,959

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH AND INCOME PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 98.03%

COMMON STOCKS 98.03%

Aerospace & Defense 4.30%
Lockheed Martin Corp.	20,800	$8,034,832
Raytheon Technologies Corp.	139,340	11,406,372
Total		19,441,204

Automobiles 1.55%
General Motors Co.	217,680	6,985,351

Banks 5.75%
East West Bancorp, Inc.	102,110	6,855,665
JPMorgan Chase & Co.	95,890	10,020,505
Wells Fargo & Co.	226,840	9,123,505
Total		25,999,675

Biotechnology 2.06%
AbbVie, Inc.	69,350	9,307,464

Building Products 1.37%
Masco Corp.	132,050	6,165,415

Capital Markets 6.43%
Ameriprise Financial, Inc.	35,890	9,042,485
Charles Schwab Corp. (The)	110,880	7,968,946
KKR & Co., Inc.	103,950	4,469,850
Morgan Stanley	96,030	7,587,330
Total		29,068,611

Chemicals 1.92%
Dow, Inc.	72,400	3,180,532
Valvoline, Inc.	217,372	5,508,206
Total		8,688,738

Communications Equipment 1.02%
Cisco Systems, Inc.	115,270	4,610,800

Construction & Engineering 2.51%
EMCOR Group, Inc.	61,940	7,152,831
Jacobs Solutions, Inc.	38,460	4,172,526
Total		11,325,357

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Consumer Finance 1.42%
American Express Co.	47,660	$6,429,811

Containers & Packaging 1.10%
Avery Dennison Corp.	30,530	4,967,231

Electric: Utilities 2.74%
NextEra Energy, Inc.	88,210	6,916,546
NRG Energy, Inc.	143,250	5,482,178
Total		12,398,724

Electronic Equipment, Instruments & Components 1.03%
Teledyne Technologies, Inc.*	13,790	4,653,711

Energy Equipment & Services 1.84%
Schlumberger NV	231,695	8,317,851

Equity Real Estate Investment Trusts 3.64%
American Homes 4 Rent Class A	144,750	4,749,247
Life Storage, Inc.	50,550	5,598,918
Prologis, Inc.	60,020	6,098,032
Total		16,446,197

Food & Staples Retailing 1.99%
BJ’s Wholesale Club Holdings, Inc.*	123,610	9,000,044

Health Care Providers & Services 6.47%
CVS Health Corp.	77,030	7,346,351
McKesson Corp.	22,260	7,565,506
UnitedHealth Group, Inc.	28,320	14,302,733
Total		29,214,590

Hotels, Restaurants & Leisure 0.96%
Caesars Entertainment, Inc.*	133,700	4,313,162

Household Products 3.31%
Clorox Co. (The)	34,480	4,426,887
Procter & Gamble Co. (The)	83,200	10,504,000
Total		14,930,887

Information Technology Services 2.74%
Fiserv, Inc.*	82,490	7,718,589
PayPal Holdings, Inc.*	54,070	4,653,805
Total		12,372,394

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Insurance 7.26%
Allstate Corp. (The)	83,340	$10,378,330
American International Group, Inc.	90,530	4,298,365
Arch Capital Group Ltd.*	133,770	6,091,886
Arthur J Gallagher & Co.	46,750	8,004,535
Assurant, Inc.	27,812	4,040,249
Total		32,813,365

Interactive Media & Services 2.25%
Alphabet, Inc. Class A*	106,350	10,172,377

Life Sciences Tools & Services 1.56%
Thermo Fisher Scientific, Inc.	13,857	7,028,132

Machinery 1.75%
Parker-Hannifin Corp.	32,650	7,911,422

Media 1.33%
Comcast Corp. Class A	204,190	5,988,893

Metals & Mining 1.27%
Alcoa Corp.	66,230	2,229,302
Reliance Steel & Aluminum Co.	20,220	3,526,570
Total		5,755,872

Multi-Line Retail 1.64%
Target Corp.	49,980	7,416,532

Oil, Gas & Consumable Fuels 6.60%
Chesapeake Energy Corp.	112,810	10,627,830
Pioneer Natural Resources Co.	41,340	8,951,350
Shell plc ADR	205,670	10,234,139
Total		29,813,319

Pharmaceuticals 5.76%
Eli Lilly & Co.	15,730	5,086,296
Organon & Co.	347,090	8,121,906
Pfizer, Inc.	293,290	12,834,370
Total		26,042,572

Road & Rail 1.53%
Norfolk Southern Corp.	32,900	6,897,485

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 3.44%
KLA Corp.	15,270	$4,621,160
Micron Technology, Inc.	90,830	4,550,583
Texas Instruments, Inc.	41,270	6,387,771
Total		15,559,514

Software 1.85%
Microsoft Corp.	35,860	8,351,794

Specialty Retail 2.83%
AutoZone, Inc.*	2,260	4,840,762
Lowe’s Cos., Inc.	42,300	7,944,363
Total		12,785,125

Technology Hardware, Storage & Peripherals 1.48%
NetApp, Inc.	108,050	6,682,893

Trading Companies & Distributors 1.55%
AerCap Holdings NV (Ireland)*(a)	165,680	7,013,234

Wireless Telecommunication Services 1.78%
T-Mobile US, Inc.*	59,820	8,026,049
Total Common Stocks (cost $443,461,879)		442,895,795

	Principal Amount

SHORT-TERM INVESTMENTS 2.91%

Repurchase Agreements 2.91%
Repurchase Agreement dated 9/30/2022, 1.30% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $13,350,200 of U.S. Treasury Floating Rate Note at 3.195% due 4/30/2024; value: $13,406,421; proceeds: $13,144,938 (cost $13,143,514)	$13,143,514	13,143,514
Total Investments in Securities 100.94% (cost $456,605,393)		456,039,309
Other Assets and Liabilities – Net (0.94)%		(4,229,563)
Net Assets 100.00%		$451,809,746

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH AND INCOME PORTFOLIO September 30, 2022

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$442,895,795	$–	$–	$442,895,795
Short-Term Investments
Repurchase Agreements	–	13,143,514	–	13,143,514
Total	$442,895,795	$13,143,514	$–	$456,039,309

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.21%

COMMON STOCKS 97.21%

Aerospace & Defense 3.65%
Axon Enterprise, Inc.*	4,843	$560,577
L3Harris Technologies, Inc.	2,885	599,590
TransDigm Group, Inc.	1,460	766,237
Total		1,926,404

Automobiles 0.81%
Rivian Automotive, Inc. Class A*	12,947	426,086

Beverages 1.65%
Brown-Forman Corp. Class B	7,399	492,551
Celsius Holdings, Inc.*	4,176	378,680
Total		871,231

Biotechnology 10.64%
Alnylam Pharmaceuticals, Inc.*	2,608	522,017
Argenx SE ADR*	3,737	1,319,348
Biogen, Inc.*	1,517	405,039
Cytokinetics, Inc.*	16,617	805,094
Genmab A/S ADR*	8,021	257,715
Karuna Therapeutics, Inc.*	3,291	740,244
Krystal Biotech, Inc.*	5,449	379,795
Sarepta Therapeutics, Inc.*	5,428	600,011
Vertex Pharmaceuticals, Inc.*	2,020	584,871
Total		5,614,134

Capital Markets 1.27%
MSCI, Inc.	912	384,672
Raymond James Financial, Inc.	2,885	285,096
Total		669,768

Chemicals 1.39%
Albemarle Corp.	2,771	732,763

Communications Equipment 3.86%
Arista Networks, Inc.*	11,359	1,282,317
Calix, Inc.*	12,368	756,180
Total		2,038,497

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Construction & Engineering 1.50%
Quanta Services, Inc.	6,203	$790,200

Electrical Equipment 1.22%
AMETEK, Inc.	5,690	645,303

Electronic Equipment, Instruments & Components 1.50%
CDW Corp./DE	2,885	450,291
Trimble, Inc.*	6,244	338,862
Total		789,153

Entertainment 2.56%
Liberty Media Corp.-Liberty Formula One Class C*	10,310	603,135
Liberty Media Corp.-Liberty Formula One Class A*	297	15,599
Live Nation Entertainment, Inc.*	9,602	730,136
Total		1,348,870

Equity Real Estate Investment Trusts 1.18%
SBA Communications Corp.	2,189	623,099

Health Care Equipment & Supplies 7.72%
Axonics, Inc.*	8,129	572,607
DexCom, Inc.*	5,217	420,177
Insulet Corp.*	3,703	849,468
iRhythm Technologies, Inc.*	5,460	684,029
Lantheus Holdings, Inc.*	16,766	1,179,153
Shockwave Medical, Inc.*	1,331	370,111
Total		4,075,545

Health Care Providers & Services 3.92%
Centene Corp.*	9,352	727,679
HealthEquity, Inc.*	7,745	520,232
Molina Healthcare, Inc.*	2,487	820,312
Total		2,068,223

Health Care Technology 0.68%
Inspire Medical Systems, Inc.*	2,012	356,868

Hotels, Restaurants & Leisure 3.97%
Chipotle Mexican Grill, Inc.*	737	1,107,534
Hilton Worldwide Holdings, Inc.	3,784	456,426
Planet Fitness, Inc. Class A*	9,217	531,452
Total		2,095,412

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Information Technology Services 3.48%
Cloudflare, Inc. Class A*	8,940	$494,471
EPAM Systems, Inc.*	1,757	636,368
Toast, Inc. Class A*	22,401	374,545
WEX, Inc.*	2,624	333,091
Total		1,838,475

Internet & Direct Marketing Retail 4.12%
Coupang, Inc. (South Korea)*(a)	32,692	544,976
Etsy, Inc.*	4,595	460,097
MercadoLibre, Inc. (Uruguay)*(a)	1,412	1,168,825
Total		2,173,898

Life Sciences Tools & Services 1.92%
Agilent Technologies, Inc.	4,582	556,942
Repligen Corp.*	2,435	455,613
Total		1,012,555

Machinery 0.74%
Fortive Corp.	6,744	393,175

Oil, Gas & Consumable Fuels 2.88%
Cheniere Energy, Inc.	7,507	1,245,486
EQT Corp.	6,765	275,674
Total		1,521,160

Pharmaceuticals 1.09%
Intra-Cellular Therapies, Inc.*	12,336	573,994

Professional Services 0.96%
CoStar Group, Inc.*	7,244	504,545

Semiconductors & Semiconductor Equipment 8.22%
Enphase Energy, Inc.*	6,256	1,735,852
KLA Corp.	1,338	404,919
Lattice Semiconductor Corp.*	8,318	409,329
Monolithic Power Systems, Inc.	1,230	446,982
Rambus, Inc.*	19,348	491,826
SolarEdge Technologies, Inc. (Israel)*(a)	933	215,952
Wolfspeed, Inc.*	6,136	634,217
Total		4,339,077

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Software 18.70%
Aspen Technology, Inc.*	2,792	$665,054
Atlassian Corp. plc Class A (Australia)*(a)	2,257	475,302
Bill.com Holdings, Inc.*	3,453	457,074
Cadence Design Systems, Inc.*	5,494	897,884
Clear Secure, Inc. Class A*	24,561	561,464
Crowdstrike Holdings, Inc. Class A*	4,683	771,805
CyberArk Software Ltd. (Israel)*(a)	3,487	522,841
Datadog, Inc. Class A*	5,332	473,375
DocuSign, Inc.*	4,994	267,029
Five9, Inc.*	3,372	252,833
Gitlab, Inc. Class A*	9,548	489,049
Manhattan Associates, Inc.*	4,046	538,239
Palo Alto Networks, Inc.*	4,338	710,521
Paycom Software, Inc.*	2,189	722,348
Paylocity Holding Corp.*	1,156	279,266
Roper Technologies, Inc.	1,095	393,806
Synopsys, Inc.*	1,750	534,643
Trade Desk, Inc. (The) Class A*	9,183	548,684
Zscaler, Inc.*	1,872	307,701
Total		9,868,918

Specialty Retail 1.97%
Tractor Supply Co.	2,716	504,850
Ulta Beauty, Inc.*	1,331	533,984
Total		1,038,834

Technology Hardware, Storage & Peripherals 1.37%
Pure Storage, Inc. Class A*	26,469	724,457

Textiles, Apparel & Luxury Goods 4.24%
Crocs, Inc.*	6,345	435,648
Deckers Outdoor Corp.*	2,433	760,580
Lululemon Athletica, Inc. (Canada)*(a)	3,730	1,042,759
Total		2,238,987
Total Common Stocks (cost $52,749,381)		51,299,631

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2022

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 2.85%

Repurchase Agreements 2.85%
Repurchase Agreement dated 9/30/2022, 1.30% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $1,690,300 of U.S. Treasury Note at 2.375% due 3/31/2029; value: $1,534,409; proceeds: $1,504,485 (cost $1,504,322)	$1,504,322	$1,504,322
Total Investments in Securities 100.06% (cost $54,253,703)		52,803,953
Other Assets and Liabilities – Net (0.06)%		(29,561)
Net Assets 100.00%		$52,774,392

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2022

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$51,299,631	$–	$–	$51,299,631
Short-Term Investments
Repurchase Agreements	–	1,504,322	–	1,504,322
Total	$51,299,631	$1,504,322	$–	$52,803,953

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)

MID CAP STOCK PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 95.24%

COMMON STOCKS 95.24%

Aerospace & Defense 2.23%
Curtiss-Wright Corp.	33,970	$4,727,265

Automobiles 0.94%
Harley-Davidson, Inc.	57,310	1,998,973

Banks 3.61%
East West Bancorp, Inc.	61,170	4,106,954
Popular, Inc.	49,150	3,541,749
Total		7,648,703

Beverages 1.24%
Carlsberg A/S Class B	22,520	2,633,409

Biotechnology 1.06%
Horizon Therapeutics plc*	36,100	2,234,229

Building Products 3.02%
Carlisle Cos., Inc.	9,930	2,784,471
Masco Corp.	77,190	3,604,001
Total		6,388,472

Capital Markets 4.76%
Ameriprise Financial, Inc.	17,910	4,512,424
Evercore, Inc. Class A	22,290	1,833,353
KKR & Co., Inc.	86,949	3,738,807
Total		10,084,584

Chemicals 2.83%
Corteva, Inc.	50,500	2,886,075
Valvoline, Inc.	122,626	3,107,343
Total		5,993,418

Communications Equipment 1.64%
F5, Inc.*	24,050	3,480,757

Construction & Engineering 3.85%
AECOM	53,840	3,681,041
EMCOR Group, Inc.	38,680	4,466,766
Total		8,147,807

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Construction Materials 1.51%
Eagle Materials, Inc.	29,840	$3,198,251

Containers & Packaging 1.20%
Avery Dennison Corp.	15,650	2,546,255

Diversified Financial Services 0.75%
Equitable Holdings, Inc.	60,080	1,583,108

Electric: Utilities 5.12%
Entergy Corp.	40,130	4,038,282
NRG Energy, Inc.	90,860	3,477,212
Portland General Electric Co.	76,780	3,336,859
Total		10,852,353

Electrical Equipment 1.55%
Sensata Technologies Holding plc	88,230	3,289,214

Electronic Equipment, Instruments & Components 1.52%
Teledyne Technologies, Inc.*	9,530	3,216,089

Energy Equipment & Services 1.77%
NOV, Inc.	232,020	3,754,084

Equity Real Estate Investment Trusts 7.68%
American Homes 4 Rent Class A	97,010	3,182,898
Camden Property Trust	28,250	3,374,463
Duke Realty Corp.	55,780	2,688,596
Kimco Realty Corp.	194,430	3,579,456
Life Storage, Inc.	31,120	3,446,851
Total		16,272,264

Food & Staples Retailing 2.03%
BJ’s Wholesale Club Holdings, Inc.*	58,920	4,289,965

Health Care Providers & Services 5.60%
AmerisourceBergen Corp.	27,070	3,663,383
Molina Healthcare, Inc.*	14,720	4,855,245
Tenet Healthcare Corp.*	64,690	3,336,710
Total		11,855,338

Hotels, Restaurants & Leisure 1.71%
Caesars Entertainment, Inc.*	79,250	2,556,605
Hilton Worldwide Holdings, Inc.	8,780	1,059,044
Total		3,615,649

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Household Products 0.80%
Spectrum Brands Holdings, Inc.	43,640	$1,703,269

Information Technology Services 3.14%
Euronet Worldwide, Inc.*	34,390	2,605,387
Global Payments, Inc.	37,340	4,034,587
Total		6,639,974

Insurance 9.11%
Allstate Corp. (The)	43,320	5,394,640
American Financial Group, Inc./OH	29,450	3,620,288
Arch Capital Group Ltd.*	80,500	3,665,970
Arthur J Gallagher & Co.	23,270	3,984,289
Assurant, Inc.	18,165	2,638,830
Total		19,304,017

Machinery 6.96%
Crane Holdings Co.	44,367	3,883,887
Otis Worldwide Corp.	49,410	3,152,358
Parker-Hannifin Corp.	18,650	4,519,081
Westinghouse Air Brake Technologies Corp.	39,110	3,181,599
Total		14,736,925

Media 1.41%
Nexstar Media Group, Inc. Class A	17,830	2,974,936

Metals & Mining 1.64%
Alcoa Corp.	31,650	1,065,339
Reliance Steel & Aluminum Co.	13,820	2,410,346
Total		3,475,685

Multi-Utilities 1.81%
CMS Energy Corp.	65,660	3,824,038

Oil, Gas & Consumable Fuels 4.37%
Chesapeake Energy Corp.	50,180	4,727,458
Devon Energy Corp.	75,150	4,518,769
Total		9,246,227

Pharmaceuticals 2.12%
Organon & Co.	192,150	4,496,310

Semiconductors & Semiconductor Equipment 1.12%
Teradyne, Inc.	31,630	2,376,995

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2022

Investments	Shares	Fair Value
Specialty Retail 1.61%
AutoZone, Inc.*	1,590	$3,405,669

Technology Hardware, Storage & Peripherals 1.90%
NetApp, Inc.	65,150	4,029,528

Textiles, Apparel & Luxury Goods 2.03%
Deckers Outdoor Corp.*	7,352	2,298,309
Tapestry, Inc.	70,520	2,004,883
Total		4,303,192

Trading Companies & Distributors 1.60%
AerCap Holdings NV (Ireland)*(a)	80,080	3,389,786
Total Common Stocks (cost $207,670,311)		201,716,738

	Principal Amount

SHORT-TERM INVESTMENTS 4.56%

Repurchase Agreements 4.56%
Repurchase Agreement dated 9/30/2022, 1.30% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $9,807,200 of U.S. Treasury Floating Rate Note at 3.195% due 4/30/2024; value: $9,848,501; proceeds: $9,656,433 (cost $9,655,387)	$9,655,387	9,655,387
Total Investments in Securities 99.80% (cost $217,325,698)		211,372,125
Other Assets and Liabilities – Net 0.20%		431,838
Net Assets 100.00%		$211,803,963
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(concluded)

MID CAP STOCK PORTFOLIO September 30, 2022

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$2,633,409	$–	$2,633,409
Remaining Industries	199,083,329	–	–	199,083,329
Short-Term Investments
Repurchase Agreements	–	9,655,387	–	9,655,387
Total	$199,083,329	$12,288,796	$–	$211,372,125

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 96.36%

ASSET-BACKED SECURITIES 26.86%

Auto Floor Plan 0.25%
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%	4/15/2026	$305,000	$296,639

Automobiles 9.30%
Ally Auto Receivables Trust 2019-3 A3	1.93%	5/15/2024	13,607	13,578
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	64,000	63,543
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	2,514	2,513
Avis Budget Rental Car Funding AESOP LLC 2020-2A A†	2.02%	2/20/2027	260,000	232,124
Capital One Prime Auto Receivables Trust 2021-1 A2	0.32%	2/18/2025	82,037	81,005
Capital One Prime Auto Receivables Trust 2022-1 A3	3.17%	4/15/2027	240,000	231,431
Capital One Prime Auto Receivables Trust 2022-2 A2A	3.74%	9/15/2025	270,000	268,252
Capital One Prime Auto Receivables Trust 2022-2 A3	3.66%	5/17/2027	275,000	268,877
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	8,930	8,873
CarMax Auto Owner Trust 2020-2 D	5.75%	5/17/2027	275,000	274,495
Carvana Auto Receivables Trust 2021-N1 A	0.70%	1/10/2028	30,490	28,873
Carvana Auto Receivables Trust 2022-P1 A3	3.35%	2/10/2027	360,000	349,120
Carvana Auto Receivables Trust 2022-P2 A4	4.68%	2/10/2028	250,000	243,740
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	114,174	113,845
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%	5/15/2030	250,000	238,253
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	10,484	10,486
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	38,768	38,502
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	5,727	5,724
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	82,000	80,770
Drive Auto Receivables Trust 2021-1 C	1.02%	6/15/2027	100,000	96,859
Drive Auto Receivables Trust 2021-1 D	1.45%	1/16/2029	100,000	93,053
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	171,000	156,916
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	85,056	82,696
Exeter Automobile Receivables Trust 2021-1 C	0.98%	6/15/2026	55,000	52,995
Exeter Automobile Receivables Trust 2021-1 D	1.40%	4/15/2027	100,000	91,327
Exeter Automobile Receivables Trust 2021-3 B	0.69%	1/15/2026	555,000	544,382
Exeter Automobile Receivables Trust 2021-3A D	1.55%	6/15/2027	115,000	105,395
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	41,197	41,092

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Ford Credit Auto Lease Trust 2021-A A3	0.26%		2/15/2024	$115,422	$114,889
Ford Credit Auto Owner Trust 2018-REV2 A†	3.47%		1/15/2030	200,000	198,134
Ford Credit Auto Owner Trust 2020-C A3	0.41%		7/15/2025	132,972	129,622
Ford Credit Auto Owner Trust 2022-1 A†	3.88%		11/15/2034	240,000	229,425
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%		10/17/2033	150,000	132,369
Ford Credit Auto Owner Trust REV2 2019-1 A†	3.52%		7/15/2030	200,000	196,894
GLS Auto Receivables Issuer Trust 2021-3A A†	0.42%		1/15/2025	72,301	71,600
GM Financial Automobile Leasing Trust 2020-3 A4	0.51%		10/21/2024	363,000	360,626
GM Financial Automobile Leasing Trust 2022-2 A3	3.42%		6/20/2025	240,000	235,475
GM Financial Automobile Leasing Trust 2022-3 A2A	4.01%		10/21/2024	290,000	288,525
GM Financial Automobile Leasing Trust 2022-3 A3	4.01%		9/22/2025	263,000	259,607
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%		8/16/2024	26,000	25,869
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%		8/18/2025	145,386	141,784
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%		10/16/2025	105,306	102,307
Hertz Vehicle Financing III LP 2021-2A A†	1.68%		12/27/2027	255,000	218,548
Hertz Vehicle Financing LLC 2021-1A A†	1.21%		12/26/2025	175,000	160,334
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%		7/15/2024	33,211	33,059
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%		10/18/2024	102,875	100,637
Honda Auto Receivables Owner Trust 2021-2 A2	0.17%		11/15/2023	42,706	42,580
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%		1/16/2024	94,056	92,992
NextGear Floorplan Master Owner Trust 2020-1A A1†	3.618% (1 Mo. LIBOR + .80%)	#	2/15/2025	530,000	529,428
Nissan Auto Lease Trust 2020-B A3	0.43%		10/16/2023	52,013	51,843
Nissan Auto Lease Trust 2022-A A3	3.81%		5/15/2025	295,000	291,864
OneMain Direct Auto Receivables Trust 2021-1A A†	0.87%		7/14/2028	225,000	208,239
Santander Drive Auto Receivables Trust 2020-2 D	2.22%		9/15/2026	216,000	210,975
Santander Drive Auto Receivables Trust 2021-1 C	0.75%		2/17/2026	111,000	109,213
Santander Drive Auto Receivables Trust 2021-2 D	1.35%		7/15/2027	70,000	66,002
Santander Drive Auto Receivables Trust 2022-2 C	3.76%		7/16/2029	360,000	344,510
Santander Drive Auto Receivables Trust 2022-5 A2	3.98%		1/15/2025	295,000	293,217
Santander Drive Auto Receivables Trust 2022-6 A2	4.37%		5/15/2025	295,000	294,062
Santander Drive Auto Receivables Trust 2022-6 C	4.96%		11/15/2028	325,000	319,281
Santander Retail Auto Lease Trust 2021-A A3†	0.51%		7/22/2024	305,000	294,843
Santander Retail Auto Lease Trust 2021-C A2†	0.29%		4/22/2024	42,600	42,409
Santander Retail Auto Lease Trust 2021-C A3†	0.50%		3/20/2025	140,000	135,369
Toyota Auto Loan Extended Note Trust 2022-1A A†	3.82%		4/25/2035	250,000	240,004

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%		1/15/2025	$101,988	$100,023
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%		11/20/2024	57,604	56,709
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	55,597	55,494
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	163	163
Westlake Automobile Receivables Trust 2021-2A A2A†	0.32%		4/15/2025	118,125	116,799
Westlake Automobile Receivables Trust 2021-2A C†	0.89%		7/15/2026	100,000	94,523
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	71,352	70,450
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	15,000	14,809
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	45,000	44,409
Total					10,938,633

Credit Card 1.70%
American Express Credit Account Master Trust 2022-2 A	3.39%		5/15/2027	425,000	411,536
American Express Credit Account Master Trust 2022-3 A	3.75%		8/15/2027	455,000	443,652
Capital One Multi-Asset Execution Trust 2022-A2 A	3.49%		5/15/2027	420,000	407,568
Chase Issuance Trust 2022-A1 A	3.97%		9/15/2027	235,000	230,953
Discover Card Execution Note Trust 2022-A3 A3	3.56%		7/15/2027	310,000	301,488
Master Credit Card Trust II Series 2018-1A A†	3.504% (1 Mo. LIBOR + .49%)	#	7/21/2024	100,000	99,981
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	100,000	99,966
Total					1,995,144

Other 14.93%
ACAM Ltd. 2019-FL1 A†	4.436% (1 Mo. Term SOFR + 1.51%)	#	11/17/2034	113,710	112,488
ACREC Ltd. 2021-FL1 A†	4.143% (1 Mo. LIBOR + 1.15%)	#	10/16/2036	300,000	289,700
ACRES Commercial Realty Ltd. 2021-FL2 A†	4.339% (1 Mo. LIBOR + 1.40%)	#	1/15/2037	430,000	417,717
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	175,000	165,142
AMMC CLO Ltd. 2016-19A BR†	4.312% (3 Mo. LIBOR + 1.80%)	#	10/16/2028	250,000	248,412
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	7,923	7,904

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apidos CLO XXII 2015-22A A1R†	3.77% (3 Mo. LIBOR + 1.06%)	#	4/20/2031	$250,000	$245,516
Apidos CLO XXIV 2016-24A A1AL†	3.66% (3 Mo. LIBOR + .95%)	#	10/20/2030	250,000	243,450
Apidos CLO XXXI 2019-31A A1R†	3.612% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	250,000	245,035
Aqua Finance Trust 2021-A A†	1.54%		7/17/2046	159,528	144,556
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 A†	3.918% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	110,000	107,071
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 D†	5.318% (1 Mo. LIBOR + 2.50%)	#	5/15/2036	390,000	357,349
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 A†	3.888% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	150,000	143,850
Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 A†	3.735% (1 Mo. SOFR + 1.45%)	#	1/15/2037	230,000	226,173
ARES L CLO Ltd. 2018-50A AR†	3.562% (3 Mo. LIBOR + 1.05%)	#	1/15/2032	250,000	243,806
Bain Capital Credit CLO Ltd. 2017-1A A1R†	3.68% (3 Mo. LIBOR + .97%)	#	7/20/2030	250,000	246,369
Bain Capital Credit CLO Ltd. 2020-5A A1†	3.93% (3 Mo. LIBOR + 1.22%)	#	1/20/2032	250,000	244,597
Barings CLO Ltd. 2019-3A A1R†	3.78% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	500,000	489,509
BDS Ltd. 2021-FL10 A†	4.063% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	200,000	193,081
BDS Ltd. 2022-FL11 ATS†	4.818% (1 Mo. Term SOFR + 1.80%)	#	3/19/2039	330,000	325,903
Benefit Street Partners CLO IV Ltd. 2014-IVA ARRR†	3.89% (3 Mo. LIBOR + 1.18%)	#	1/20/2032	250,000	245,232
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2029	250,000	246,370
BSPRT Issuer Ltd. 2019 FL5 A†	3.968% (1 Mo. LIBOR + 1.15%)	#	5/15/2029	12,197	12,176
BSPRT Issuer Ltd. 2021-FL7 A†	4.138% (1 Mo. LIBOR + 1.32%)	#	12/15/2038	240,000	234,007

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	3.69% (3 Mo. LIBOR + .98%)	#	7/20/2031	$250,000	$246,600
Carlyle US CLO Ltd. 2017-3A A1AR†	3.61% (3 Mo. LIBOR + .90%)	#	7/20/2029	250,000	246,147
Carlyle US CLO Ltd. 2019-1A A1AR†	3.79% (3 Mo. LIBOR + 1.08%)	#	4/20/2031	250,000	243,750
Cedar Funding X CLO Ltd. 2019-10A AR†	3.81% (3 Mo. LIBOR + 1.10%)	#	10/20/2032	250,000	243,641
Cedar Funding XI Clo Ltd. 2019-11A A1R†	4.093% (3 Mo. LIBOR + 1.05%)	#	5/29/2032	220,000	215,049
Cedar Funding XIV CLO Ltd. 2021-14A A†	3.612% (3 Mo. LIBOR + 1.10%)	#	7/15/2033	250,000	243,944
CIFC Funding II Ltd. 2013-2A A1L2†	3.74% (3 Mo. LIBOR + 1.00%)	#	10/18/2030	250,000	246,367
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051	4,952	4,940
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	79,945	78,837
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	19,338	19,015
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	15,722	15,458
Dryden Senior Loan Fund 2017-47A A1R†	3.492% (3 Mo. LIBOR + .98%)	#	4/15/2028	243,586	241,456
Elmwood CLO X Ltd. 2021-3A A†	3.75% (3 Mo. LIBOR + 1.04%)	#	10/20/2034	250,000	243,239
Galaxy XIX CLO Ltd. 2015-19A A1RR†	3.733% (3 Mo. LIBOR + .95%)	#	7/24/2030	150,000	148,017
Greystone CRE Notes Ltd. 2021-FL3 A†	3.838% (1 Mo. LIBOR + 1.02%)	#	7/15/2039	170,000	163,567
HGI CRE CLO Ltd. 2021-FL2 A†	3.939% (1 Mo. LIBOR + 1.00%)	#	9/17/2036	300,000	288,068
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	14,169	14,152
JFIN CLO Ltd. 2013-1A A1NR†	4.10% (3 Mo. LIBOR + 1.39%)	#	1/20/2030	127,750	126,447
KKR CLO Ltd. 24 A1R†	3.79% (3 Mo. LIBOR + 1.08%)	#	4/20/2032	250,000	244,021
KKR CLO Ltd. 38A A1†	2.15% (3 Mo. Term SOFR + 1.32%)	#	4/15/2033	250,000	245,987
Lendmark Funding Trust 2021-2A A†	2.00%		4/20/2032	260,000	213,053
LFT CRE Ltd. 2021-FL1 B†	4.568% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	200,000	193,955
LoanCore Issuer Ltd. 2019-CRE2 C†	4.818% (1 Mo. LIBOR + 2.00%)	#	5/15/2036	430,000	427,292

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
LoanCore Issuer Ltd. 2022-CRE7 A†	3.834% (1 Mo. SOFR + 1.55%)	#	1/17/2037	$260,000	$255,612
M360 LLC 2019-CRE2 A†	4.36% (1 Mo. Term SOFR + 1.51%)	#	9/15/2034	13,582	13,497
Madison Park Funding XI Ltd. 2013-11A AR2†	3.683% (3 Mo. LIBOR + .90%)	#	7/23/2029	243,814	239,969
Magnetite Xxix Ltd. 2021-29A A†	3.502% (3 Mo. LIBOR + .99%)	#	1/15/2034	250,000	242,534
Mariner Finance Issuance Trust 2021-BA A†	2.10%		11/20/2036	120,000	100,183
MF1 LLC 2022-FL9 A†	5.174% (1 Mo. Term SOFR + 2.15%)	#	6/19/2037	490,000	481,462
MF1 Ltd. 2021-FL7 A†	4.073% (1 Mo. LIBOR + 1.08%)	#	10/16/2036	240,000	230,400
MF1 Ltd. 2021-FL7 AS†	4.443% (1 Mo. LIBOR + 1.45%)	#	10/16/2036	230,000	221,393
MF1 Ltd. 2022-FL8 A†	3.634% (1 Mo. SOFR + 1.35%)	#	2/19/2037	450,000	430,977
Mountain View CLO LLC 2017-1A AR†	3.83% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	234,606	229,327
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	14,116	13,806
New Economy Assets Phase 1 Sponsor LLC 2021-1 A1†	1.91%		10/20/2061	130,000	110,225
OCP CLO Ltd. 2019-17A A1R†	3.75% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	300,000	291,060
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	3.462% (3 Mo. LIBOR + .95%)	#	7/15/2029	250,000	246,430
Octagon Investment Partners XVII Ltd. 2013-1A A1R2†	3.783% (3 Mo. LIBOR + 1.00%)	#	1/25/2031	250,000	245,822
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	3.905% (3 Mo. LIBOR + 1.00%)	#	2/14/2031	250,000	244,300
Octane Receivables Trust 2022-2A A†	5.11%		2/22/2028	190,697	189,416
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100,000	98,221
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	16,206	15,343
Pagaya AI Debt Trust 2022-1 A†	2.03%		10/15/2029	306,083	293,870
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	136,000	130,533
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	108,000	101,888
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	96,000	90,709
Progress Residential 2021-SFR8 Trust F†	3.181%		10/17/2038	290,000	241,162

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Rad CLO 2 Ltd. 2018-2A AR†	3.592% (3 Mo. LIBOR + 1.08%)	#	10/15/2031	$250,000	$245,150
Rad CLO Ltd. 2020-7A A1†	3.94% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	250,000	243,343
Romark CLO Ltd. 2017-1A A2R†	4.433% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	340,000	320,561
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	183,473	180,811
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	500,000	476,592
SCF Equipment Leasing LLC 2022-1A A3†	2.92%		7/20/2029	220,000	206,379
TCI-Flatiron CLO Ltd. 2018-1A ANR†	3.866% (3 Mo. LIBOR + 1.06%)	#	1/29/2032	250,000	244,489
TCW CLO Ltd. 2022 1A A1†	2.087% (3 Mo. Term SOFR + 1.34%)	#	4/22/2033	350,000	342,589
TICP CLO XIV Ltd. 2019-14A A1R†	3.79% (3 Mo. LIBOR + 1.08%)	#	10/20/2032	260,000	253,062
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	43,247	42,220
Upstart Securitization Trust 2021-5 A†	1.31%		11/20/2031	138,120	133,559
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	119,672	117,845
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	205,000	200,870
Total					17,554,024

Rec Vehicle Loan 0.19%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	42,868	41,428
Octane Receivables Trust 2022-1A A2†	4.18%		3/20/2028	181,687	178,557
Total					219,985

Student Loan 0.49%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	88,040	79,405
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	219,360	188,396
Navient Private Education Refi Loan Trust 2022-A A†	2.23%		7/15/2070	202,100	179,114
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	86,037	75,860
SLC Student Loan Trust 2008-1 A4A	4.893% (3 Mo. LIBOR + 1.60%)	#	12/15/2032	30,836	30,902
Towd Point Asset Trust 2018-SL1 A†	3.684% (1 Mo. LIBOR + .60%)	#	1/25/2046	27,855	27,689
Total					581,366
Total Asset-Backed Securities (cost $32,639,381)					31,585,791

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Shares	Fair Value
COMMON STOCKS 0.00%

Oil, Gas & Consumable Fuels
Earthstone Energy, Inc. Class A* (cost $98)			7	$86

			Principal Amount

CONVERTIBLE BONDS 0.09%

Internet
Weibo Corp. (China)(a) (cost $109,759)	1.25%	11/15/2022	$110,000	109,175

CORPORATE BONDS 47.41%

Aerospace/Defense 0.27%
Bombardier, Inc. (Canada)†(a)	7.125%	6/15/2026	121,000	111,149
Howmet Aerospace, Inc.	6.875%	5/1/2025	58,000	58,506
TransDigm, Inc.†	8.00%	12/15/2025	143,000	145,251
Total				314,906

Agriculture 1.53%
BAT Capital Corp.	2.789%	9/6/2024	54,000	51,383
BAT Capital Corp.	3.222%	8/15/2024	832,000	801,290
Imperial Brands Finance plc (United Kingdom)†(a)	3.125%	7/26/2024	400,000	382,924
Imperial Brands Finance plc (United Kingdom)†(a)	6.125%	7/27/2027	200,000	197,382
Reynolds American, Inc.	4.45%	6/12/2025	14,000	13,542
Viterra Finance BV (Netherlands)†(a)	2.00%	4/21/2026	411,000	349,646
Total				1,796,167

Airlines 0.17%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(a)	3.875%	3/15/2023	9,408	9,296
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(a)	5.00%	12/15/2023	88,000	85,625
American Airlines Group, Inc.†(b)	3.75%	3/1/2025	92,000	75,346
British Airways 2013-1 Class A Pass Through Trust (United Kingdom)†(a)	4.625%	6/20/2024	25,881	25,178
Total				195,445

Apparel 0.03%
PVH Corp.	4.625%	7/10/2025	38,000	36,467

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 1.74%
Ford Motor Credit Co. LLC	2.30%		2/10/2025	$200,000	$177,483
Ford Motor Credit Co. LLC	5.584%		3/18/2024	200,000	196,351
General Motors Co.	5.40%		10/2/2023	157,000	157,086
General Motors Financial Co., Inc.	2.75%		6/20/2025	134,000	123,578
General Motors Financial Co., Inc.	2.90%		2/26/2025	54,000	50,509
General Motors Financial Co., Inc.	3.70%		5/9/2023	139,000	138,039
General Motors Financial Co., Inc.	3.95%		4/13/2024	140,000	136,643
General Motors Financial Co., Inc.	4.25%		5/15/2023	23,000	22,916
General Motors Financial Co., Inc.	5.10%		1/17/2024	132,000	131,599
Hyundai Capital America†	0.80%		4/3/2023	80,000	78,372
Hyundai Capital America†	0.80%		1/8/2024	160,000	150,611
Hyundai Capital America†	0.875%		6/14/2024	160,000	147,914
Hyundai Capital America†	1.00%		9/17/2024	47,000	42,976
Hyundai Capital America†	1.25%		9/18/2023	218,000	209,772
Hyundai Capital America†	1.30%		1/8/2026	75,000	64,954
Hyundai Capital America†	1.50%		6/15/2026	91,000	77,387
Hyundai Capital America†	5.875%		4/7/2025	137,000	137,353
Total					2,043,543

Auto Parts & Equipment 0.14%
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027	173,000	165,526

Banks 18.73%
AIB Group plc (Ireland)†(a)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025	600,000	575,523
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	4.40%		5/19/2026	200,000	190,166
Bank of America Corp.	0.523% (SOFR + 0.41%)	#	6/14/2024	151,000	145,879
Bank of America Corp.	0.981% (SOFR + 0.91%)	#	9/25/2025	37,000	33,689
Bank of America Corp.	1.197% (SOFR + 1.01%)	#	10/24/2026	31,000	27,073
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	89,000	79,076
Bank of America Corp.	1.53% (SOFR + 0.65%)	#	12/6/2025	78,000	71,406
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%)	#	10/22/2025	174,000	162,989
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%)	#	12/20/2023	331,000	329,283
Bank of America Corp.	3.384% (SOFR + 1.33%)	#	4/2/2026	213,000	201,307
Bank of America Corp.	3.55% (3 Mo. LIBOR + .78%)	#	3/5/2024	70,000	69,466
Bank of America Corp.	3.841% (SOFR + 1.11%)	#	4/25/2025	114,000	110,981

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Bank of America Corp.	3.864% (3 Mo. LIBOR + .94%)	#	7/23/2024	$246,000	$242,734
Bank of America Corp.	3.95%		4/21/2025	157,000	151,524
Bank of America Corp.	4.00%		1/22/2025	248,000	240,252
Bank of America Corp.	4.20%		8/26/2024	104,000	102,385
Bank of America Corp.	4.948% (SOFR + 2.04%)	#	7/22/2028	168,000	161,594
Bank of Ireland Group plc (Ireland)†(a)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027	200,000	165,679
Bank of Ireland Group PLC (Ireland)†(a)	6.253% (1 Yr. Treasury CMT + 2.65%)	#	9/16/2026	200,000	195,851
Bank of Montreal (Canada)(a)	3.70%		6/7/2025	135,000	129,867
Bank of Montreal (Canada)(a)	4.25%		9/14/2024	175,000	172,313
Bank of New York Mellon Corp. (The)	4.414% (SOFR + 1.35%)	#	7/24/2026	105,000	102,671
BankUnited, Inc.	4.875%		11/17/2025	364,000	354,960
Barclays plc (United Kingdom)(a)	3.932% (3 Mo. LIBOR + 1.61%)	#	5/7/2025	307,000	295,469
Barclays plc (United Kingdom)(a)	4.338% (3 Mo. LIBOR + 1.36%)	#	5/16/2024	200,000	197,763
BNP Paribas SA (France)†(a)	2.219% (SOFR + 2.07%)	#	6/9/2026	229,000	206,086
BPCE SA (France)†(a)	4.50%		3/15/2025	200,000	190,106
BPCE SA (France)†(a)	4.875%		4/1/2026	200,000	189,202
Canadian Imperial Bank of Commerce (Canada)(a)	3.945%		8/4/2025	169,000	163,325
Citigroup, Inc.	1.678% (SOFR + 1.67%)	#	5/15/2024	95,000	92,989
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	743,000	696,922
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%)	#	4/24/2025	185,000	178,527
Citigroup, Inc.	3.875%		3/26/2025	59,000	56,709
Citigroup, Inc.	4.044% (3 Mo. LIBOR + 1.02%)	#	6/1/2024	106,000	105,193
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	302,000	295,420
Citigroup, Inc.	4.40%		6/10/2025	403,000	392,162
Citizens Bank NA	4.575% (SOFR + 2.00%)	#	8/9/2028	250,000	238,362
Credit Agricole SA (France)†(a)	4.375%		3/17/2025	435,000	418,167
Credit Suisse Group AG (Switzerland)†(a)	2.193% (SOFR + 2.04%)	#	6/5/2026	250,000	217,587
Danske Bank A/S (Denmark)†(a)	0.976% (1 Yr. Treasury CMT + .55%)	#	9/10/2025	200,000	181,235
Danske Bank A/S (Denmark)†(a)	1.171% (1 Yr. Treasury CMT + 1.03%)	#	12/8/2023	400,000	396,340

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(a)	1.621% (1 Yr. Treasury CMT + 1.35%)	#	9/11/2026	$200,000	$173,273
Danske Bank A/S (Denmark)†(a)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	400,000	372,156
Danske Bank A/S (Denmark)†(a)	4.298% (1 Yr. Treasury CMT + 1.75%)	#	4/1/2028	200,000	178,265
Danske Bank A/S (Denmark)†(a)	5.375%		1/12/2024	200,000	199,018
Discover Bank	4.25%		3/13/2026	250,000	236,860
First-Citizens Bank & Trust Co.	3.929% (3 Mo. Term SOFR + 3.83%)	#	6/19/2024	41,000	40,460
FNB Corp.	2.20%		2/24/2023	53,000	52,272
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%)	#	11/17/2023	110,000	109,341
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + 0.51%)	#	9/10/2024	151,000	143,796
Goldman Sachs Group, Inc. (The)	1.948% (SOFR + 0.91%)	#	10/21/2027	191,000	163,577
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%)	#	2/24/2028	75,000	65,157
Goldman Sachs Group, Inc. (The)	3.147% (SOFR + 0.70%)	#	1/24/2025	153,000	150,304
Goldman Sachs Group, Inc. (The)	3.708% (3 Mo. LIBOR + .75%)	#	2/23/2023	240,000	239,922
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	58,000	56,043
Goldman Sachs Group, Inc. (The)	4.482% (SOFR + 1.73%)	#	8/23/2028	152,000	142,791
HSBC Holdings plc (United Kingdom)(a)	0.732% (SOFR + 0.53%)	#	8/17/2024	200,000	190,738
HSBC Holdings plc (United Kingdom)(a)	0.976% (SOFR + 0.71%)	#	5/24/2025	200,000	183,893
Huntington Bancshares, Inc.	4.443% (SOFR + 1.97%)	#	8/4/2028	73,000	69,040
Huntington National Bank (The)	4.008% (SOFR + 1.21%)	#	5/16/2025	250,000	245,020
ING Groep NV (Netherlands)(a)	4.70% (USD ICE 5 Yr. Swap rate + 1.94%)	#	3/22/2028	200,000	196,210
Intesa Sanpaolo SpA (Italy)†(a)	3.25%		9/23/2024	200,000	188,470
Intesa Sanpaolo SpA (Italy)†(a)	5.017%		6/26/2024	400,000	373,260
JPMorgan Chase & Co.	0.768% (SOFR + 0.49%)	#	8/9/2025	148,000	135,773
JPMorgan Chase & Co.	0.824% (SOFR + 0.54%)	#	6/1/2025	172,000	159,358
JPMorgan Chase & Co.	3.559% (3 Mo. LIBOR + .73%)	#	4/23/2024	301,000	297,987
JPMorgan Chase & Co.	3.662% (SOFR + 0.92%)	#	2/24/2026	115,000	113,257
JPMorgan Chase & Co.	3.797% (3 Mo. LIBOR + .89%)	#	7/23/2024	95,000	93,737
JPMorgan Chase & Co.	3.845% (SOFR + 0.98%)	#	6/14/2025	205,000	199,536
JPMorgan Chase & Co.	3.922% (SOFR + 1.18%)	#	2/24/2028	77,000	74,073
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	169,000	162,445
KeyBank NA	4.15%		8/8/2025	250,000	242,524

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Lloyds Banking Group plc (United Kingdom)(a)	4.582%		12/10/2025	$200,000	$188,892
M&T Bank Corp.	3.65%		12/6/2022	102,000	101,998
M&T Bank Corp.	4.553% (SOFR Index + 1.78%)	#	8/16/2028	94,000	90,769
Macquarie Group Ltd. (Australia)†(a)	1.201% (SOFR + 0.69%)	#	10/14/2025	76,000	69,236
Macquarie Group Ltd. (Australia)†(a)	1.34% (SOFR + 1.07%)	#	1/12/2027	65,000	55,699
Macquarie Group Ltd. (Australia)†(a)	3.189% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	248,000	247,322
Macquarie Group Ltd. (Australia)†(a)	4.15% (3 Mo. LIBOR + 1.33%)	#	3/27/2024	75,000	74,593
Macquarie Group Ltd. (Australia)†(a)	5.108% (SOFR + 2.21%)	#	8/9/2026	180,000	176,424
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	0.962% (1 Yr. Treasury CMT + .45%)	#	10/11/2025	200,000	182,253
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	4.788% (1 Yr. Treasury CMT + 1.70%)	#	7/18/2025	215,000	212,254
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	5.063% (1 Yr. Treasury CMT + 1.55%)	#	9/12/2025	200,000	197,977
Morgan Stanley	0.79% (SOFR + 0.53%)	#	5/30/2025	276,000	254,198
Morgan Stanley	0.791% (SOFR + 0.51%)	#	1/22/2025	187,000	175,282
Morgan Stanley	3.62% (SOFR + 1.16%)	#	4/17/2025	94,000	91,343
Morgan Stanley	3.737% (3 Mo. LIBOR + .85%)	#	4/24/2024	438,000	433,521
NatWest Group plc (United Kingdom)(a)	4.269% (3 Mo. LIBOR + 1.76%)	#	3/22/2025	295,000	287,011
NatWest Group plc (United Kingdom)(a)	4.519% (3 Mo. LIBOR + 1.55%)	#	6/25/2024	200,000	197,689
NatWest Markets plc (United Kingdom)†(a)	0.80%		8/12/2024	200,000	183,849
NatWest Markets plc (United Kingdom)†(a)	3.479%		3/22/2025	200,000	189,851
Nordea Bank Abp (Finland)†(a)	3.60%		6/6/2025	200,000	191,364
Popular, Inc.	6.125%		9/14/2023	18,000	17,911
Royal Bank of Canada (Canada)(a)	3.97%		7/26/2024	101,000	99,276
Royal Bank of Canada (Canada)(a)	4.24%		8/3/2027	152,000	145,127
Santander Holdings USA, Inc.	2.49% (SOFR + 1.25%)	#	1/6/2028	68,000	56,794
Santander Holdings USA, Inc.	3.40%		1/18/2023	85,000	84,656
Santander Holdings USA, Inc.	5.807% (SOFR + 2.33%)	#	9/9/2026	60,000	58,703
Santander UK Group Holdings plc (United Kingdom)(a)	1.089% (SOFR + 0.79%)	#	3/15/2025	400,000	369,565

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Santander UK Group Holdings plc (United Kingdom)(a)	2.469% (SOFR + 1.22%)	#	1/11/2028	$200,000	$166,711
Santander UK Group Holdings plc (United Kingdom)†(a)	4.75%		9/15/2025	200,000	189,630
Societe Generale SA (France)†(a)	2.226% (1 Yr. Treasury CMT + 1.05%)	#	1/21/2026	200,000	180,438
Standard Chartered plc (United Kingdom)†(a)	0.991% (1 Yr. Treasury CMT + .78%)	#	1/12/2025	400,000	374,987
Standard Chartered plc (United Kingdom)†(a)	1.214% (1 Yr. Treasury CMT + .88%)	#	3/23/2025	200,000	187,598
Standard Chartered plc (United Kingdom)†(a)	1.319% (1 Yr. Treasury CMT + 1.17%)	#	10/14/2023	200,000	199,803
Svenska Handelsbanken AB (Sweden)†(a)	3.65%		6/10/2025	250,000	240,663
Synovus Financial Corp.	3.125%		11/1/2022	116,000	115,815
Toronto-Dominion Bank (The) (Canada)(a)	3.766%		6/6/2025	481,000	465,188
Toronto-Dominion Bank (The) (Canada)(a)	4.693%		9/15/2027	126,000	121,940
UBS AG (Switzerland)(a)	5.125%		5/15/2024	600,000	586,460
UBS Group AG (Switzerland)†(a)	4.488% (1 Yr. Treasury CMT + 1.55%)	#	5/12/2026	200,000	192,862
UniCredit SpA (Italy)†(a)	7.83%		12/4/2023	350,000	352,997
US Bancorp	4.548% (SOFR + 1.66%)	#	7/22/2028	125,000	120,568
Wells Fargo & Co.	4.54% (SOFR + 1.56%)	#	8/15/2026	161,000	155,843
Wells Fargo & Co.	4.808% (SOFR + 1.98%)	#	7/25/2028	169,000	161,354
Total					22,023,202

Chemicals 0.43%
Celanese US Holdings LLC	4.625%		11/15/2022	160,000	160,009
Celanese US Holdings LLC	5.90%		7/5/2024	297,000	293,114
NOVA Chemicals Corp. (Canada)†(a)	4.875%		6/1/2024	57,000	53,640
Total					506,763

Commercial Services 0.37%
Global Payments, Inc.	3.75%		6/1/2023	106,000	105,069
Global Payments, Inc.	4.95%		8/15/2027	178,000	169,862
Sabre GLBL, Inc.†	7.375%		9/1/2025	100,000	89,698
Triton Container International Ltd.†	0.80%		8/1/2023	46,000	43,913
Triton Container International Ltd.†	1.15%		6/7/2024	30,000	27,345
Total					435,887

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Computers 0.68%
Dell International LLC/EMC Corp.	4.90%		10/1/2026	$146,000	$140,843
Dell International LLC/EMC Corp.	5.45%		6/15/2023	139,000	139,392
Dell International LLC/EMC Corp.	5.85%		7/15/2025	23,000	23,199
Dell International LLC/EMC Corp.	6.02%		6/15/2026	498,000	500,509
Total					803,943

Distribution/Wholesale 0.03%
KAR Auction Services, Inc.†	5.125%		6/1/2025	41,000	39,624

Diversified Financial Services 3.44%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	1.75%		10/29/2024	150,000	136,576
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	6.50%		7/15/2025	198,000	197,784
Air Lease Corp.	4.25%		2/1/2024	19,000	18,716
Aircastle Ltd.	4.40%		9/25/2023	184,000	180,709
Aircastle Ltd.	5.00%		4/1/2023	107,000	106,478
Aircastle Ltd.†	5.25%		8/11/2025	113,000	106,478
Ally Financial, Inc.	1.45%		10/2/2023	23,000	22,215
Ally Financial, Inc.	3.875%		5/21/2024	232,000	226,830
Ally Financial, Inc.	5.125%		9/30/2024	295,000	293,403
Ally Financial, Inc.	5.75%		11/20/2025	107,000	103,894
American Express Co.	3.95%		8/1/2025	125,000	121,143
Aviation Capital Group LLC†	1.95%		1/30/2026	53,000	44,536
Aviation Capital Group LLC†	3.875%		5/1/2023	92,000	90,353
Aviation Capital Group LLC†	5.50%		12/15/2024	109,000	105,623
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	45,000	37,868
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	42,000	37,706
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.125%		10/1/2023	152,000	149,522
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.25%		5/15/2024	152,000	147,588
Bread Financial Holdings, Inc.†	4.75%		12/15/2024	120,000	104,924
Bread Financial Holdings, Inc.†	7.00%		1/15/2026	129,000	113,349
Capital One Financial Corp.	3.542% (SOFR + 0.69%)	#	12/6/2024	228,000	222,902
Capital One Financial Corp.	4.166% (SOFR + 1.37%)	#	5/9/2025	96,000	93,447
Muthoot Finance Ltd. (India)†(a)	6.125%		10/31/2022	200,000	199,500
Navient Corp.	5.50%		1/25/2023	194,000	193,160
Navient Corp.	5.875%		10/25/2024	144,000	136,631
Navient Corp.	6.125%		3/25/2024	165,000	160,901
Navient Corp.	7.25%		9/25/2023	46,000	45,884
OneMain Finance Corp.	5.625%		3/15/2023	94,000	93,661

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
OneMain Finance Corp.	6.125%		3/15/2024	$139,000	$134,103
OneMain Finance Corp.	8.25%		10/1/2023	50,000	50,629
Park Aerospace Holdings Ltd. (Ireland)†(a)	4.50%		3/15/2023	145,000	144,174
Park Aerospace Holdings Ltd. (Ireland)†(a)	5.50%		2/15/2024	228,000	223,357
Total					4,044,044

Electric 3.64%
AES Corp. (The)†	3.30%		7/15/2025	433,000	399,819
Alexander Funding Trust†	1.841%		11/15/2023	217,000	203,178
American Electric Power Co., Inc.	2.031%		3/15/2024	184,000	176,220
Ausgrid Finance Pty Ltd. (Australia)†(a)	3.85%		5/1/2023	225,000	223,345
Calpine Corp.†	5.25%		6/1/2026	120,000	113,272
Cleco Corporate Holdings LLC	3.743%		5/1/2026	264,000	246,207
Comision Federal de Electricidad (Mexico)†(a)	4.875%		1/15/2024	200,000	195,353
DTE Energy Co.	4.22%		11/1/2024	106,000	104,058
Duke Energy Corp.	4.30%		3/15/2028	77,000	72,582
Eversource Energy	4.20%		6/27/2024	49,000	48,358
Fells Point Funding Trust†	3.046%		1/31/2027	255,000	227,519
FirstEnergy Transmission LLC†	4.35%		1/15/2025	150,000	144,776
Jersey Central Power & Light Co.†	4.70%		4/1/2024	146,000	143,800
NextEra Energy Capital Holdings, Inc.	3.254% (3 Mo. LIBOR + .27%)	#	2/22/2023	199,000	198,440
NextEra Energy Capital Holdings, Inc.	3.97% (SOFR Index + 1.02%)	#	3/21/2024	410,000	406,972
NextEra Energy Capital Holdings, Inc.	4.20%		6/20/2024	71,000	70,153
NextEra Energy Capital Holdings, Inc.	4.45%		6/20/2025	107,000	105,257
NRG Energy, Inc.†	3.75%		6/15/2024	235,000	226,045
OGE Energy Corp.	0.703%		5/26/2023	17,000	16,556
Pacific Gas and Electric Co.	3.15%		1/1/2026	258,645	232,637
Southern Co. (The)	5.113%		8/1/2027	177,000	172,561
TransAlta Corp. (Canada)(a)	4.50%		11/15/2022	105,000	104,861
Vistra Operations Co. LLC†	3.55%		7/15/2024	350,000	333,766
Vistra Operations Co. LLC†	4.875%		5/13/2024	123,000	119,972
Total					4,285,707

Energy-Alternate Sources 0.09%
Enviva Partners LP/Enviva Partners
Finance Corp.†	6.50%		1/15/2026	116,000	109,846

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Engineering & Construction 0.03%
Fluor Corp.	3.50%	12/15/2024	$36,000	$34,340

Entertainment 0.55%
Caesars Entertainment, Inc.†	6.25%	7/1/2025	150,000	144,813
Caesars Entertainment, Inc.†	8.125%	7/1/2027	126,000	120,634
Live Nation Entertainment, Inc.†	4.875%	11/1/2024	53,000	51,325
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.†	8.50%	11/15/2027	41,000	44,152
SeaWorld Parks & Entertainment, Inc.†	8.75%	5/1/2025	154,000	157,421
Warnermedia Holdings, Inc.†	3.428%	3/15/2024	50,000	48,337
Warnermedia Holdings, Inc.†	3.788%	3/15/2025	82,000	77,497
Total				644,179

Food 0.07%
US Foods, Inc.†	6.25%	4/15/2025	80,000	78,715

Gas 0.53%
Atmos Energy Corp.	0.625%	3/9/2023	62,000	61,025
Brooklyn Union Gas Co. (The)†	4.632%	8/5/2027	118,000	111,241
National Fuel Gas Co.	5.50%	1/15/2026	211,000	207,457
National Fuel Gas Co.	7.395%	3/30/2023	25,000	24,919
ONE Gas, Inc.	0.85%	3/11/2023	33,000	32,494
ONE Gas, Inc.	1.10%	3/11/2024	196,000	187,784
Total				624,920

Health Care-Services 0.36%
Centene Corp.	4.25%	12/15/2027	88,000	80,681
HCA, Inc.	5.00%	3/15/2024	64,000	63,620
HCA, Inc.	5.25%	4/15/2025	237,000	232,412
HCA, Inc.	5.375%	2/1/2025	52,000	51,439
Total				428,152

Home Builders 0.22%
Beazer Homes USA, Inc.	6.75%	3/15/2025	121,000	112,448
Lennar Corp.	4.50%	4/30/2024	67,000	65,803
Lennar Corp.	4.875%	12/15/2023	12,000	11,961
Toll Brothers Finance Corp.	4.375%	4/15/2023	30,000	29,850
Toll Brothers Finance Corp.	4.875%	11/15/2025	45,000	43,391
Total				263,453

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Housewares 0.18%
Newell Brands, Inc.	4.10%	4/1/2023	$116,000	$116,013
Newell Brands, Inc.	4.45%	4/1/2026	82,000	75,558
Newell Brands, Inc.	4.875%	6/1/2025	20,000	19,359
Total				210,930

Insurance 1.64%
CNO Financial Group, Inc.	5.25%	5/30/2025	280,000	276,708
CNO Global Funding†	1.75%	10/7/2026	150,000	129,956
F&G Global Funding†	0.90%	9/20/2024	59,000	53,732
F&G Global Funding†	1.75%	6/30/2026	332,000	289,377
F&G Global Funding†	2.30%	4/11/2027	114,000	98,331
F&G Global Funding†	5.15%	7/7/2025	202,000	198,058
GA Global Funding Trust†	0.80%	9/13/2024	150,000	135,866
GA Global Funding Trust†	3.85%	4/11/2025	372,000	354,796
Jackson Financial, Inc.	5.17%	6/8/2027	68,000	65,571
Jackson National Life Global Funding†	1.75%	1/12/2025	150,000	137,990
Kemper Corp.	4.35%	2/15/2025	44,000	42,910
Metropolitan Life Global Funding I†	4.05%	8/25/2025	150,000	145,561
Total				1,928,856

Internet 0.69%
Netflix, Inc.†	3.625%	6/15/2025	186,000	175,964
Netflix, Inc.	4.375%	11/15/2026	471,000	445,399
Prosus NV (Netherlands)†(a)	3.257%	1/19/2027	200,000	167,681
VeriSign, Inc.	5.25%	4/1/2025	19,000	18,963
Total				808,007

Iron-Steel 0.09%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026	114,000	100,838

Lodging 0.48%
Hyatt Hotels Corp.	1.30%	10/1/2023	194,000	186,709
Hyatt Hotels Corp.	1.80%	10/1/2024	57,000	53,490
Marriott International Inc/MD	5.00%	10/15/2027	85,000	82,224
MGM Resorts International	6.75%	5/1/2025	49,000	48,327
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	164,000	160,898
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	30,522	28,620
Total				560,268

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.22%
CNH Industrial NV (United Kingdom)(a)	4.50%	8/15/2023	$88,000	$87,515
Granite US Holdings Corp.†	11.00%	10/1/2027	105,000	99,177
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024	69,000	67,747
Total				254,439

Media 0.16%
FactSet Research Systems, Inc.	2.90%	3/1/2027	61,000	55,286
Univision Communications, Inc.†	5.125%	2/15/2025	144,000	136,929
Total				192,215

Mining 1.52%
Alcoa Nederland Holding BV (Netherlands)†(a)	5.50%	12/15/2027	200,000	186,951
Alcoa Nederland Holding BV (Netherlands)†(a)	6.125%	5/15/2028	200,000	189,436
Anglo American Capital plc (United Kingdom)†(a)	3.625%	9/11/2024	200,000	193,579
Arconic Corp.†	6.00%	5/15/2025	44,000	42,463
Freeport Indonesia PT (Indonesia)†(a)	4.763%	4/14/2027	200,000	181,058
Freeport-McMoRan, Inc.	3.875%	3/15/2023	15,000	14,928
Freeport-McMoRan, Inc.	4.55%	11/14/2024	236,000	232,688
Glencore Finance Canada Ltd. (Canada)†(a)	4.25%	10/25/2022	142,000	142,100
Glencore Funding LLC†	1.625%	4/27/2026	54,000	46,752
Glencore Funding LLC†	4.00%	3/27/2027	63,000	58,774
Glencore Funding LLC†	4.125%	5/30/2023	211,000	209,953
Glencore Funding LLC†	4.125%	3/12/2024	140,000	137,677
Glencore Funding LLC†	4.625%	4/29/2024	28,000	27,747
Kinross Gold Corp. (Canada)(a)	5.95%	3/15/2024	129,000	129,996
Total				1,794,102

Miscellaneous Manufacturing 0.10%
Gates Global LLC/Gates Corp.†	6.25%	1/15/2026	40,000	36,848
Parker-Hannifin Corp.	3.65%	6/15/2024	78,000	76,346
Total				113,194

Oil & Gas 3.16%
Aker BP ASA (Norway)†(a)	2.00%	7/15/2026	200,000	172,750
Chord Energy Corp.†	6.375%	6/1/2026	94,000	89,759
CNX Resources Corp.†	7.25%	3/14/2027	11,000	10,723
Continental Resources, Inc.†	2.268%	11/15/2026	128,000	109,384
Continental Resources, Inc.	3.80%	6/1/2024	241,000	234,226
Continental Resources, Inc.	4.375%	1/15/2028	197,000	177,213
Continental Resources, Inc.	4.50%	4/15/2023	245,000	244,075

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
CrownRock LP/CrownRock Finance, Inc.†	5.625%		10/15/2025	$237,000	$227,266
Devon Energy Corp.	5.25%		9/15/2024	63,000	63,033
Devon Energy Corp.	5.25%		10/15/2027	225,000	225,671
Devon Energy Corp.	8.25%		8/1/2023	110,000	112,623
EQT Corp.†	3.125%		5/15/2026	124,000	113,071
EQT Corp.	5.70%		4/1/2028	82,000	80,526
EQT Corp.	6.125%		2/1/2025	215,000	215,589
Hess Corp.	3.50%		7/15/2024	93,000	89,968
Laredo Petroleum, Inc.	9.50%		1/15/2025	185,000	183,650
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%		8/1/2026	203,000	194,843
Matador Resources Co.	5.875%		9/15/2026	208,000	200,946
Parsley Energy LLC/Parsley Finance Corp.†	5.625%		10/15/2027	105,000	107,941
PDC Energy, Inc.	5.75%		5/15/2026	54,000	50,030
PDC Energy, Inc.	6.125%		9/15/2024	29,000	28,681
Petroleos Mexicanos (Mexico)(a)	6.875%		8/4/2026	109,000	98,313
Range Resources Corp.	5.00%		3/15/2023	118,000	117,772
Suncor Energy, Inc. (Canada)(a)	7.875%		6/15/2026	103,000	110,930
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	2.625%		8/15/2025	200,000	166,500
Viper Energy Partners LP†	5.375%		11/1/2027	130,000	120,038
W&T Offshore, Inc.†	9.75%		11/1/2023	172,000	168,767
Total					3,714,288

Oil & Gas Services 0.07%
Oceaneering International, Inc.	4.65%		11/15/2024	67,000	61,191
Weatherford International Ltd.†	11.00%		12/1/2024	19,000	19,361
Total					80,552

Pharmaceuticals 0.77%
Bayer US Finance II LLC†	3.875%		12/15/2023	200,000	196,350
Bayer US Finance II LLC†	4.25%		12/15/2025	300,000	287,361
Bayer US Finance II LLC†	4.303% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	425,000	423,660
Total					907,371

Pipelines 2.14%
Buckeye Partners LP	3.95%		12/1/2026	181,000	158,050
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	166,000	166,817
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	440,000	447,766
DCP Midstream Operating LP	5.375%		7/15/2025	37,000	35,985

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Energy Transfer LP	4.25%		3/15/2023	$225,000	$224,458
Energy Transfer LP	5.875%		1/15/2024	154,000	154,404
Kinder Morgan, Inc.	3.792% (3 Mo. LIBOR + 1.28%)	#	1/15/2023	110,000	110,105
NOVA Gas Transmission Ltd. (Canada)(a)	7.875%		4/1/2023	110,000	111,771
ONEOK, Inc.	7.50%		9/1/2023	116,000	117,539
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	602,000	602,414
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	150,000	150,629
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50%		7/15/2027	173,000	171,379
Texas Eastern Transmission LP†	2.80%		10/15/2022	14,000	13,992
Western Midstream Operating LP	3.555% (3 Mo. LIBOR + 1.10%)	#	1/13/2023	51,000	50,627
Total					2,515,936

Real Estate 0.01%
American Tower Corp.	3.60%		1/15/2028	8,000	7,111

REITS 1.50%
American Tower Corp.	1.60%		4/15/2026	202,000	176,303
American Tower Corp.	3.65%		3/15/2027	101,000	92,491
Brixmor Operating Partnership LP	3.65%		6/15/2024	113,000	109,211
EPR Properties	4.50%		6/1/2027	105,000	90,786
EPR Properties	4.75%		12/15/2026	206,000	183,130
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	21,000	16,878
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	59,000	55,631
Kite Realty Group Trust	4.00%		3/15/2025	72,000	68,145
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%		6/1/2025	98,000	97,520
SL Green Operating Partnership LP	3.25%		10/15/2022	99,000	98,962
VICI Properties LP/VICI Note Co., Inc.†	3.50%		2/15/2025	189,000	174,937
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	78,000	68,479
VICI Properties LP/VICI Note Co., Inc.†	4.625%		6/15/2025	118,000	111,192
VICI Properties LP/VICI Note Co., Inc.†	5.625%		5/1/2024	297,000	292,255
Vornado Realty LP	2.15%		6/1/2026	46,000	38,548
Vornado Realty LP	3.50%		1/15/2025	97,000	90,876
Total					1,765,344

Retail 0.07%
Specialty Building Products Holdings LLC/SBP Finance Corp.†	6.375%		9/30/2026	107,000	88,655

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Savings & Loans 0.17%
Nationwide Building Society (United Kingdom)†(a)	3.766% (3 Mo. LIBOR + 1.06%)	#	3/8/2024	$200,000	$197,804

Semiconductors 0.53%
Microchip Technology, Inc.	0.972%		2/15/2024	137,000	129,176
Microchip Technology, Inc.	2.67%		9/1/2023	229,000	223,266
Microchip Technology, Inc.	4.25%		9/1/2025	99,000	95,715
Microchip Technology, Inc.	4.333%		6/1/2023	125,000	124,440
Qorvo, Inc.†	1.75%		12/15/2024	58,000	53,642
Total					626,239

Software 0.35%
Fidelity National Information Services, Inc.	4.50%		7/15/2025	53,000	51,903
Oracle Corp.	2.30%		3/25/2028	128,000	107,112
Oracle Corp.	2.50%		4/1/2025	120,000	111,923
Oracle Corp.	2.65%		7/15/2026	30,000	27,028
Take-Two Interactive Software, Inc.	3.30%		3/28/2024	72,000	70,215
Take-Two Interactive Software, Inc.	3.55%		4/14/2025	49,000	47,069
Total					415,250

Telecommunications 0.27%
Altice France SA (France)†(a)	8.125%		2/1/2027	225,000	201,599
T-Mobile USA, Inc.	2.25%		2/15/2026	126,000	112,919
Total					314,518

Toys/Games/Hobbies 0.17%
Mattel, Inc.	3.15%		3/15/2023	200,000	197,131

Trucking & Leasing 0.07%
Fortress Transportation and Infrastructure Investors LLC†	6.50%		10/1/2025	89,000	83,743
Total Corporate Bonds (cost $58,978,212)					55,751,620

FLOATING RATE LOANS(c) 4.11%

Airlines 0.05%
American Airlines, Inc. 2017 Incremental Term Loan	4.818% (1 Mo. LIBOR + 2.00%)		12/15/2023	18,137	17,956
American Airlines, Inc. 2021 Term Loan (Cayman Islands)(a)	7.46% (3 Mo. LIBOR + 4.75%)		4/20/2028	45,077	43,792
Total					61,748

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals 0.10%
Axalta Coating Systems US Holdings Inc. USD Term Loan B3	5.424% (3 Mo. LIBOR + 1.75%)	6/1/2024	$123,709	$122,085

Commercial Services 0.23%
Moneygram International, Inc 2021 Term Loan B	8.67% (6 Mo. LIBOR + 4.50%)	7/21/2026	279,889	274,874

Diversified Financial Services 0.51%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	4.764% (1 Mo. LIBOR + 1.75%)	1/15/2025	112,338	109,939
Cowen Inc Term Loan B	7.433% (6 Mo. LIBOR + 3.25%)	3/24/2028	230,781	230,492
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(a)	5.424% (3 Mo. LIBOR + 1.75%)	10/6/2023	254,670	254,711
Total				595,142

Government 0.03%
Seminole Tribe of Florida 2018 Term Loan B	4.865% (1 Mo. LIBOR + 1.75%)	7/8/2024	29,340	29,327

Internet 0.18%
Ping Identity Corporation 2021 Term Loan B	6.884% (1 Mo. SOFR + 3.75)	11/22/2028	211,574	210,781

Leisure Time 0.03%
Life Time Fitness Inc. 2021 Term Loan B	7.82% (3 Mo. LIBOR + 4.75%)	12/16/2024	38,526	38,153

Lodging 0.45%
Caesars Resort Collection, LLC 2017 1st Lien Term Loan B	5.865% (1 Mo. LIBOR + 2.75%)	12/23/2024	174,151	170,432
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(a)	5.121% (1 Mo. LIBOR + 2.00%)	11/30/2023	217,482	216,765
Hilton Worldwide Finance, LLC 2019 Term Loan B2	4.834% (1 Mo. LIBOR + 1.75%)	6/22/2026	152,279	147,488
Total				534,685

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media 0.99%
Charter Communications Operating, LLC 2019 Term Loan B1	4.87% (1 Mo. LIBOR + 1.75%)		4/30/2025	$716,427	$705,422
Nielsen Finance LLC USD Term Loan B4	4.705% (1 Mo. LIBOR + 2.00%)		10/4/2023	425,053	424,876
Univision Communications Inc. Term Loan C5	5.865% (1 Mo. LIBOR + 2.75%)		3/15/2024	28,567	28,380
Total					1,158,678

REITS 0.65%
American Tower Corporation 2021 First Lien Delayed Draw Term loan	3.813% (1 Mo. LIBOR + 1.13%)		12/8/2023	134,564	133,891	(d)
Invitation Homes Operating Partnership LP 2020 Term Loan A	4.042% (1 Mo. LIBOR + .99%)		1/31/2025	628,665	627,094
Total					760,985

Software 0.15%
Applied Systems, Inc. 2017 1st Lien Term Loan	6.674% (3 Mo. LIBOR + 3.00%)		9/19/2024	174,599	170,671

Telecommunications 0.19%
CenturyLink, Inc. 2020 Term Loan A	5.115% (1 Mo. LIBOR + 2.00%)		1/31/2025	231,076	227,754

Transportation 0.55%
XPO Logistics, Inc. 2018 Term Loan B	4.383% (1 Mo. LIBOR + 1.75%)		2/24/2025	665,197	648,930
Total Floating Rate Loans (cost $4,891,595)					4,833,813

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.08%
Government National Mortgage Assoc. 2014-112 A	3.00%	#(e)	1/16/2048	2,829	2,580
Government National Mortgage Assoc. 2014-78 IO	0.002%	#(e)	3/16/2056	10,956	52
Government National Mortgage Assoc. 2017-23 AB	2.60%		12/16/2057	12,810	11,630
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	17,276	15,992
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	30,196	27,656
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	18,951	17,615
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	26,347	23,625
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $107,999)					99,150

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.05%
Federal Home Loan Mortgage Corp.	2.142% (12 Mo. LIBOR + 1.89%)	#	12/1/2040	$2,418	$2,439
Federal Home Loan Mortgage Corp.	2.824% (12 Mo. LIBOR + 1.84%)	#	6/1/2042	1,812	1,835
Federal Home Loan Mortgage Corp.	3.05% (12 Mo. LIBOR + 1.80%)	#	6/1/2041	4,277	4,375
Federal National Mortgage Assoc.	2.232% (12 Mo. LIBOR + 1.81%)	#	4/1/2040	5,956	6,056
Federal National Mortgage Assoc.	2.40% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	729	744
Federal National Mortgage Assoc.	2.585% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	343	350
Federal National Mortgage Assoc.	2.612% (12 Mo. LIBOR + 1.78%)	#	10/1/2036	10,240	10,455
Federal National Mortgage Assoc.	2.738% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	6,970	7,175
Federal National Mortgage Assoc.	2.835% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	2,281	2,327
Federal National Mortgage Assoc.	2.916% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	1,926	1,980
Federal National Mortgage Assoc.	3.174% (12 Mo. LIBOR + 1.60%)	#	10/1/2045	1,332	1,373
Federal National Mortgage Assoc.	3.383% (12 Mo. LIBOR + 1.81%)	#	1/1/2042	11,102	11,371
Federal National Mortgage Assoc.	3.447% (12 Mo. LIBOR + 1.80%)	#	10/1/2040	176	180
Federal National Mortgage Assoc.	3.839% (12 Mo. LIBOR + 1.72%)	#	6/1/2042	2,388	2,438
Total Government Sponsored Enterprises Pass-Throughs (cost $54,205)					53,098

MUNICIPAL BONDS 0.04%

Government
New York Transportation Development Corp.	1.61%		12/1/2022	20,000	19,897
State of Illinois	4.95%		6/1/2023	27,818	27,815
Total Municipal Bonds (cost $48,007)					47,712

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 15.38%
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(e)	1/20/2065	87,986	71,531
Angel Oak Mortgage Trust 2021-6 A1†	1.458%	#(e)	9/25/2066	154,293	123,827
Atrium Hotel Portfolio Trust 2017-ATRM A†	3.748% (1 Mo. LIBOR + .93%)	#	12/15/2036	100,000	97,356

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Atrium Hotel Portfolio Trust 2018-ATRM B†	4.248% (1 Mo. LIBOR + 1.43%)	#	6/15/2035	$100,000	$96,040
Atrium Hotel Portfolio Trust 2018-ATRM C†	4.468% (1 Mo. LIBOR + 1.65%)	#	6/15/2035	100,000	94,944
Bayview MSR Opportunity Master Fund Trust 2021-INV4 A11†	3.131% (1 Mo. SOFR + 0.85%)	#	10/25/2051	379,786	354,028
BBCMS Mortgage Trust 2018-TALL A†	3.54% (1 Mo. LIBOR + .72%)	#	3/15/2037	200,000	188,581
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	79,689	76,781
BB-UBS Trust 2012-TFT B†	3.678%	#(e)	6/5/2030	100,000	89,361
BB-UBS Trust 2012-TFT C†	3.678%	#(e)	6/5/2030	100,000	85,477
Benchmark 2019-B12 Mortgage Trust TCA†	3.555%	#(e)	8/15/2052	203,000	188,998
Benchmark 2019-B12 Mortgage Trust TCB†	3.555%	#(e)	8/15/2052	225,000	205,119
BFLD 2019-DPLO F†	5.358% (1 Mo. LIBOR + 2.54%)	#	10/15/2034	250,000	236,882
BX Commercial Mortgage Trust 2019-XL A†	3.738% (1 Mo. LIBOR + .92%)	#	10/15/2036	151,086	148,926
BX Commercial Mortgage Trust 2019-XL C†	4.068% (1 Mo. LIBOR + 1.25%)	#	10/15/2036	85,000	82,544
BX Commercial Mortgage Trust 2019-XL D†	4.268% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	501,500	485,817
BX Commercial Mortgage Trust 2021-ACNT A†	3.668% (1 Mo. LIBOR + .85%)	#	11/15/2038	240,000	230,794
BX Commercial Mortgage Trust 2021-ACNT D†	4.668% (1 Mo. LIBOR + 1.85%)	#	11/15/2038	100,000	94,521
BX Commercial Mortgage Trust 2021-XL2 A†	3.507% (1 Mo. LIBOR + .69%)	#	10/15/2038	532,073	510,987
BX Trust 2021-ARIA E†	5.063% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	390,000	360,058
BX Trust 2021-RISE B†	4.068% (1 Mo. LIBOR + 1.25%)	#	11/15/2036	430,000	410,215
BX Trust 2022-LBA6 A†	3.845% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	610,000	587,780

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust 2022-PSB A†	5.296% (1 Mo. Term SOFR + 2.45%)	#	8/15/2039	$480,000	$479,491
BXHPP Trust 2021-FILM A†	3.468% (1 Mo. LIBOR + .65%)	#	8/15/2036	280,000	264,563
BXHPP Trust 2021-FILM B†	3.718% (1 Mo. LIBOR + .90%)	#	8/15/2036	290,000	270,760
BXP Trust 2017-CQHP A†	3.668% (1 Mo. LIBOR + .85%)	#	11/15/2034	43,000	41,504
CFCRE Commercial Mortgage Trust 2016-C6 XA	1.234%	#(e)	11/10/2049	178,113	6,049
CFCRE Commercial Mortgage Trust 2016-C7 XA	0.808%	#(e)	12/10/2054	175,180	3,996
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134,000	132,589
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	4,240	4,148
Citigroup Commercial Mortgage Trust 2015-GC31 XA	0.457%	#(e)	6/10/2048	881,000	6,935
COMM 2014-UBS5 Mortgage Trust XB1†	0.252%	#(e)	9/10/2047	2,000,000	4,772
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200,000	186,850
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100,000	94,400
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	41,776	41,261
Commercial Mortgage Pass-Through Certificates 2013-CR18 A5	3.828%		7/15/2047	170,000	165,807
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	13,466	13,307
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	20,561	19,791
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	184,000	179,946
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA†	0.55%	#(e)	7/10/2050	65,656	561
Commercial Mortgage Pass-Through Certificates 2016-CD1 XA	1.503%	#(e)	8/10/2049	46,675	1,786
Connecticut Avenue Securities Trust 2022-R08 1M1†	4.855% (1 Mo. SOFR + 2.55%)	#	7/25/2042	290,495	289,268
Credit Suisse Commercial Mortgage Securities Corp. 2017-MOON X†	Zero Coupon	#(e)	7/10/2034	28,539,482	1,495

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	3.798% (1 Mo. LIBOR + .98%)	#	5/15/2036	$434,000	$428,335
Credit Suisse Mortgage Capital Certificates Trust 2014-USA X1†	0.686%	#(e)	9/15/2037	978,382	12,415
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.768% (1 Mo. LIBOR + .95%)	#	12/15/2030	50,000	49,604
Credit Suisse Mortgage Capital Certificates Trust 2021-ADV A†	4.218% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	100,000	96,002
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(e)	4/25/2066	58,794	48,924
CSAIL Commercial Mortgage Trust 2016-C6 XA	2.028%	#(e)	1/15/2049	620,083	31,071
DBGS Mortgage Trust 2021-W52 A†	4.213% (1 Mo. LIBOR + 1.39%)	#	10/15/2036	160,000	153,772
DBGS Mortgage Trust 2021-W52 C†	5.118% (1 Mo. LIBOR + 2.30%)	#	10/15/2036	310,000	287,000
DBJPM Mortgage Trust 2016-C3 XA	1.583%	#(e)	8/10/2049	186,035	7,836
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	9,612	8,902
DBWF Mortgage Trust 2016-85T XA†	0.116%	#(e)	12/10/2036	3,140,000	6,118
DBWF Mortgage Trust 2018-GLKS A†	4.023% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	100,000	97,350
DBWF Mortgage Trust 2018-GLKS C†	4.743% (1 Mo. LIBOR + 1.75%)	#	12/19/2030	200,000	191,518
ELP Commercial Mortgage Trust 2021-ELP D†	4.337% (1 Mo. LIBOR + 1.52%)	#	11/15/2038	100,000	94,251
EQUS Mortgage Trust 2021-EQAZ B†	3.918% (1 Mo. LIBOR + 1.10%)	#	10/15/2038	100,000	94,958
EQUS Mortgage Trust 2021-EQAZ C†	4.168% (1 Mo. LIBOR + 1.35%)	#	10/15/2038	100,000	94,731
EQUS Mortgage Trust 2021-EQAZ D†	4.468% (1 Mo. LIBOR + 1.65%)	#	10/15/2038	100,000	93,771
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	100,000	93,394
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100,000	93,070
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	3.131% (1 Mo. SOFR + 0.85%)	#	9/25/2041	115,214	111,178

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2022-DNA4 M1A†	4.481% (1 Mo. SOFR + 2.20%)	#	5/25/2042	$273,581	$271,298
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A†	4.581% (1 Mo. SOFR + 2.30%)	#	8/25/2042	244,344	241,814
Great Wolf Trust 2019-WOLF C†	4.451% (1 Mo. LIBOR + 1.63%)	#	12/15/2036	300,000	286,608
GS Mortgage Securities Corp Trust 2017-485L XB†	0.244%	#(e)	2/10/2037	1,590,000	9,474
GS Mortgage Securities Corp Trust 2022-ECI A†	5.04% (1 Mo. Term SOFR + 2.19%)	#	8/15/2039	470,000	467,056
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214,000	203,439
GS Mortgage Securities Corp. II 2021-ARDN A†	4.068% (1 Mo. LIBOR + 1.25%)	#	11/15/2036	630,000	611,977
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100,000	94,886
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.768% (1 Mo. LIBOR + .95%)	#	7/15/2035	99,828	94,756
GS Mortgage Securities Corp. Trust 2019-SMP B†	4.318% (1 Mo. LIBOR + 1.50%)	#	8/15/2032	500,000	485,595
GS Mortgage Securities Corp. Trust 2021-ROSS A†	3.968% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	100,000	93,738
GS Mortgage Securities Corp. Trust 2021-ROSS H†	8.718% (1 Mo. LIBOR + 5.90%)	#	5/15/2026	100,000	89,599
GS Mortgage Securities Trust 2011-GC5 B†	5.302%	#(e)	8/10/2044	107,000	101,791
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(e)	4/10/2031	53,233	52,819
GS Mortgage Securities Trust 2013-GCJ14 A5	4.243%		8/10/2046	100,000	99,322
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151,000	148,687
GS Mortgage Securities Trust 2015-GS1 XB	0.327%	#(e)	11/10/2048	1,082,000	7,061
Hawaii Hotel Trust 2019-MAUI B†	4.268% (1 Mo. LIBOR + 1.45%)	#	5/15/2038	100,000	96,202
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100,000	96,540
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100,000	95,327
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100,000	94,306

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HMH Trust 2017-NSS D†	4.723%		7/5/2031	$100,000	$92,063
HONO Mortgage Trust 2021-LULU A†	3.968% (1 Mo. LIBOR + 1.15%)	#	10/15/2036	100,000	96,382
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179,000	149,520
Hudsons Bay Simon JV Trust 2015-HB7 XA7†	1.417%	#(e)	8/5/2034	1,000,000	134
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	3,466	3,438
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(e)	5/15/2048	27,000	26,575
JP Morgan Chase Commercial Mortgage Securities Trust 2020-MKST E†	5.068% (1 Mo. LIBOR + 2.25%)	#	12/15/2036	420,000	351,489
JPMBB Commercial Mortgage Securities Trust 2015-C30 XA	0.579%	#(e)	7/15/2048	716,307	7,299
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA	1.087%	#(e)	1/15/2048	630,371	9,761
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200,000	93,000
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA	0.723%	#(e)	12/15/2049	794,396	13,878
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA	1.136%	#(e)	9/15/2050	890,833	30,260
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243,000	241,628
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	4.268% (1 Mo. LIBOR + 1.45%)	#	4/15/2031	90,000	84,384
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.968% (1 Mo. LIBOR + 2.15%)	#	4/15/2031	24,000	22,443
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	5.368% (1 Mo. LIBOR + 2.55%)	#	4/15/2031	18,000	16,748
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.833% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	43,555	43,029
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.533% (1 Mo. LIBOR + 1.90%)	#	7/5/2033	16,000	15,764
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON XA†	1.51%	#(e)	1/5/2034	3,332,000	39,571
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	320,000	297,518
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE XA†	0.467%	#(e)	1/10/2037	9,368,548	75,473

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
KIND Trust 2021-KIND A†	3.768% (1 Mo. LIBOR + .95%)	#	8/15/2038	$158,852	$150,933
KKR Industrial Portfolio Trust 2021-KDIP A†	3.368% (1 Mo. LIBOR + .55%)	#	12/15/2037	31,244	30,033
Life Mortgage Trust 2022-BMR2 A1†	4.141% (1 Mo. Term SOFR + 1.30%)	#	5/15/2039	260,000	253,036
LoanCore Issuer Ltd. 2019-CRE3 AS†	4.188% (1 Mo. LIBOR + 1.37%)	#	4/15/2034	36,345	36,267
LSTAR Commercial Mortgage Trust 2016-4 XA†	1.853%	#(e)	3/10/2049	545,857	13,487
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	78,106	78,162
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	99,849	95,713
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.295%	#(e)	8/15/2046	139,000	137,289
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	8,506	8,479
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.693%	#(e)	7/15/2050	362,423	4,287
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA	1.417%	#(e)	11/15/2049	818,853	31,578
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	7,417	7,230
Morgan Stanley Capital I Trust 2016-UB11 XB	1.02%	#(e)	8/15/2049	1,000,000	30,287
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	7,747	7,355
MTN Commercial Mortgage Trust 2022-LPFL A†	4.242% (1 Mo. Term SOFR + 1.40%)	#	3/15/2039	300,000	292,363
NYO Commercial Mortgage Trust 2021-1290 A†	3.913% (1 Mo. LIBOR + 1.10%)	#	11/15/2038	360,000	338,476
One New York Plaza Trust 2020-1NYP A†	3.768% (1 Mo. LIBOR + .95%)	#	1/15/2036	100,000	96,041
One New York Plaza Trust 2020-1NYP AJ†	4.068% (1 Mo. LIBOR + 1.25%)	#	1/15/2036	120,000	115,902
One New York Plaza Trust 2020-1NYP B†	4.318% (1 Mo. LIBOR + 1.50%)	#	1/15/2036	160,000	151,350
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10,000	8,955
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77,000	40,424
PFP Ltd. 2021-7 A†	3.668% (1 Mo. LIBOR + .85%)	#	4/14/2038	167,359	163,966

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	$100,000	$98,576
Ready Capital Mortgage Financing LLC 2021-FL6 A†	4.034% (1 Mo. LIBOR + .95%)	#	7/25/2036	149,908	145,397
SFO Commercial Mortgage Trust 2021-555 A†	3.968% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	110,000	104,779
SG Commercial Mortgage Securities Trust 2019-787E X†	0.456%	#(e)	2/15/2041	4,149,000	79,582
Shops at Crystals Trust 2016-CSTL XB†	0.328%	#(e)	7/5/2036	1,000,000	7,604
SLIDE 2018-FUN XCP†	Zero Coupon	#(e)	12/15/2020	1,515,014	15
SMRT 2022-MINI A†	3.846% (1 Mo. Term SOFR + 1.00%)	#	1/15/2039	610,000	586,195
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(e)	2/25/2050	3,496	3,478
UBS-BAMLL Trust 2012-WRM D†	4.379%	#(e)	6/10/2030	100,000	90,431
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA†	0.994%	#(e)	3/10/2046	436,037	158
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	28,617	27,301
Verus Securitization Trust 2021-5 A1†	1.013%	#(e)	9/25/2066	155,497	130,371
Verus Securitization Trust 2021-R2 A1†	0.918%	#(e)	2/25/2064	38,355	35,250
Verus Securitization Trust 2021-R3 A1†	1.02%	#(e)	4/25/2064	52,265	48,284
Wells Fargo Commercial Mortgage Trust 2015-C29 XB	0.097%	#(e)	6/15/2048	2,000,000	2,609
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA	0.805%	#(e)	9/15/2048	830,486	12,389
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA	1.859%	#(e)	8/15/2049	916,125	45,540
West Town Mall Trust 2017-KNOX X†	0.368%	#(e)	7/5/2030	1,455,274	482
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.749%	#(e)	6/15/2045	1,919	1,921
Total Non-Agency Commercial Mortgage-Backed Securities (cost $19,164,179)					18,088,673

U.S. TREASURY OBLIGATIONS 2.34%
U.S. Treasury Note	2.75%		7/31/2027	2,034,000	1,915,615
U.S. Treasury Note	4.125%		9/30/2027	837,000	839,812
Total U.S. Treasury Obligations (cost $2,870,664)					2,755,427
Total Long-Term Investments (cost $118,864,099)					113,324,545

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 3.22%

COMMERCIAL PAPER 0.57%

Electronics 0.57%
Jabil, Inc. (cost $666,859)	3.854%	10/3/2022	$667,000	$667,000

U.S. TREASURY OBLIGATIONS 1.05%
U.S. Treasury Bill (Cost $1,231,860)	Zero Coupon	3/16/2023	1,253,000	1,231,958

Repurchase Agreements 1.60%
Repurchase Agreement dated 9/30/2022, 1.300% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $1,962,100 of U.S. Treasury Note at 2.750% due 2/15/2024; value: $1,927,841; proceeds: $1,890,227 (cost $1,890,022)			1,890,022	1,890,022
Total Short-Term Investments (cost $3,788,741)				3,788,980
Total Investments in Securities 99.58% (cost $122,652,840)				117,113,525
Other Assets and Liabilities – Net(f) 0.42%				495,136
Net Assets 100.00%				$117,608,661

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2022, the total value of Rule 144A securities was $61,461,514, which represents 52.26% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2022.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Security has been fully or partially segregated for open reverse repurchase agreements as of September 30, 2022.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2022.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

(f)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swaps at September 30, 2022:

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Value/Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Appreciation
Goldman Sachs	4.145%	CPI Urban Consumer NSA	4/15/2024	$581,000	$358

	Payments to be	Payments to be
	Made By	Received By
Swap	The Fund at	The Fund at	Termination	Notional	Value/Unrealized
Counterparty	Termination Date	Termination Date	Date	Amount	Depreciation
Goldman Sachs	2.399%	CPI Urban Consumer NSA	10/4/2023	$602,340	$(93)

Futures Contracts at September 30, 2022:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 5-Year Treasury Note	December 2022	43	Short	$(4,637,455)	$(4,622,836)	$14,619

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 2-Year Treasury Note	December 2022	254	Long	$52,901,387	$52,169,219	$(732,168)

Reverse Repurchase Agreement Payable as of September 30, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$1,750	$2,000 principal, American Airlines Group, Inc. at 3.75% due 3/1/2025, $1,638 fair value	(10.00%)	07/22/2022	On Demand	$1,716

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $34.

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME PORTFOLIO September 30, 2022

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$31,585,791	$–	$31,585,791
Common Stocks	86	–	–	86
Convertible Bonds	–	109,175	–	109,175
Corporate Bonds	–	55,751,620	–	55,751,620
Floating Rate Loans
REITS	–	627,094	133,891	760,985
Remaining Industries	–	4,072,828	–	4,072,828
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	99,150	–	99,150
Government Sponsored Enterprises Pass-Throughs	–	53,098	–	53,098
Municipal Bonds	–	47,712	–	47,712
Non-Agency Commercial Mortgage-Backed Securities	–	18,088,673	–	18,088,673
U.S. Treasury Obligations	–	2,755,427	–	2,755,427
Short-Term Investments
Commercial Paper	–	667,000	–	667,000
U.S. Treasury Obligations	–	1,231,958	–	1,231,958
Repurchase Agreements	–	1,890,022	–	1,890,022
Total	$86	$116,979,548	$133,891	$117,113,525
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$358	$–	$358
Liabilities	–	(93)	–	(93)
Futures Contracts
Assets	14,619	–	–	14,619
Liabilities	(732,168)	–	–	(732,168)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(1,716)	–	(1,716)
Total	$(717,549)	$(1,451)	$–	$(719,000)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 111.70%

ASSET-BACKED SECURITIES 18.14%

Automobiles 6.41%
AmeriCredit Automobile Receivables Trust 2020-3 D	1.49%		9/18/2026	$2,075,000	$1,930,979
Avid Automobile Receivables Trust 2019-1 B†	2.82%		7/15/2026	57,099	57,054
Avid Automobile Receivables Trust 2019-1 C†	3.14%		7/15/2026	500,000	496,547
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	1,500,000	1,434,679
CPS Auto Receivables Trust 2019-B E†	5.00%		3/17/2025	575,000	573,797
CPS Auto Receivables Trust 2020-C C†	1.71%		8/17/2026	409,830	407,040
Exeter Automobile Receivables Trust 2018-3A E†	5.43%		8/15/2024	1,940,000	1,943,044
Exeter Automobile Receivables Trust 2020-2A E†	7.19%		9/15/2027	2,380,000	2,392,626
Exeter Automobile Receivables Trust 2020-3A E†	3.44%		8/17/2026	1,750,000	1,668,046
Flagship Credit Auto Trust 2018-3 E†	5.28%		12/15/2025	1,425,000	1,393,188
Flagship Credit Auto Trust 2018-4 E†	5.51%		3/16/2026	1,675,000	1,638,422
Flagship Credit Auto Trust 2021-1 A†	0.31%		6/16/2025	291,166	288,852
Flagship Credit Auto Trust 2022-3 A3†	4.55%		4/15/2027	2,010,000	1,984,329
GM Financial Automobile Leasing Trust 2022-2 A2	2.93%		10/21/2024	3,125,000	3,093,169
Hertz Vehicle Financing III LP 2021-2A A†	1.68%		12/27/2027	2,235,000	1,915,507
Santander Consumer Auto Receivables Trust 2020-BA C†	1.29%		4/15/2026	2,081,000	1,994,786
Santander Consumer Auto Receivables Trust 2021-AA E†	3.28%		3/15/2027	1,386,000	1,268,574
Santander Drive Auto Receivables Trust 2020-3 D	1.64%		11/16/2026	2,350,000	2,275,155
Santander Drive Auto Receivables Trust 2022-5 C	4.74%		10/16/2028	2,055,000	2,002,471
Santander Drive Auto Receivables Trust 2022-6 C	4.96%		11/15/2028	2,310,000	2,269,352
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	1,299,427	1,297,017
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	1,450,000	1,399,433
Westlake Automobile Receivables Trust 2021-1A E†	2.33%		8/17/2026	1,850,000	1,728,454
Total					35,452,521

Credit Card 0.55%
American Express Credit Account Master Trust 2022-3 A	3.75%		8/15/2027	1,350,000	1,316,329
Citibank Credit Card Issuance Trust 2017-A6 A6	3.553% (1 Mo. LIBOR + .77%)	#	5/14/2029	1,790,000	1,758,967
Total					3,075,296

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.69%		8/25/2035	$3,091	$2,864

Other 10.79%
Apidos CLO XXVI 2017-26A A2R†	4.24% (3 Mo. LIBOR + 1.50%)	#	7/18/2029	570,000	551,848
Apidos CLO XXXV 2021-35A A†	3.76% (3 Mo. LIBOR + 1.05%)	#	4/20/2034	760,000	737,242
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 D†	5.318% (1 Mo. LIBOR + 2.50%)	#	5/15/2036	1,320,000	1,209,489
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 E†	5.768% (1 Mo. LIBOR + 2.95%)	#	5/15/2036	330,000	304,124
Ares XL CLO Ltd. 2016-40A A1RR†	3.382% (3 Mo. LIBOR + .87%)	#	1/15/2029	801,837	791,959
Avant Loans Funding Trust 2022-REV1 A†	6.54%		9/15/2031	2,765,000	2,723,019
Bain Capital Credit CLO 2019-2A AR†	3.84% (3 Mo. LIBOR + 1.10%)	#	10/17/2032	1,690,000	1,644,919
Barings CLO Ltd. 2019-3A A1R†	3.78% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	2,000,000	1,958,037
Barings CLO Ltd. 2019-3A BR†	4.31% (3 Mo. LIBOR + 1.60%)	#	4/20/2031	1,060,000	1,011,950
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	5.01% (3 Mo. LIBOR + 2.30%)	#	1/20/2032	790,000	747,976
Carlyle US CLO Ltd. 2019-1A A1AR†	3.79% (3 Mo. LIBOR + 1.08%)	#	4/20/2031	1,330,000	1,296,750
Carlyle US CLO Ltd. 2021-1A A1†	3.652% (3 Mo. LIBOR + 1.14%)	#	4/15/2034	2,860,000	2,779,810
CBAM Ltd. 2017-1A D†	6.46% (3 Mo. LIBOR + 3.75%)	#	7/20/2030	1,010,000	902,857
CIFC Funding I Ltd. 2021-1A A1†	3.893% (3 Mo. LIBOR + 1.11%)	#	4/25/2033	2,690,000	2,632,966
CIFC Funding V Ltd. 2014-5A A1R2†	3.94% (3 Mo. LIBOR + 1.20%)	#	10/17/2031	640,000	624,339
Dryden Senior Loan Fund 2017-47A BR†	3.982% (3 Mo. LIBOR + 1.47%)	#	4/15/2028	1,990,000	1,932,110
Goldentree Loan Management U.S. CLO 3 Ltd. 2018-3A B1†	4.26% (3 Mo. LIBOR + 1.55%)	#	4/20/2030	355,000	342,524
Goldentree Loan Opportunities X Ltd. 2015-10A AR†	3.83% (3 Mo. LIBOR + 1.12%)	#	7/20/2031	750,000	736,250

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Others (continued)
Gracie Point International Funding 2020-B B†	4.964% (1 Mo. LIBOR + 2.40%)	#	5/2/2023	$1,124,466	$1,124,513
HGI CRE CLO Ltd. 2021-FL1 C†	4.639% (1 Mo. LIBOR + 1.70%)	#	6/16/2036	1,150,000	1,093,329
HGI CRE CLO Ltd. 2021-FL1 D†	5.289% (1 Mo. LIBOR + 2.35%)	#	6/16/2036	1,000,000	941,470
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	1,840,000	1,605,103
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	1,400,000	1,178,943
Lendmark Funding Trust 2021-2A D†	4.46%		4/20/2032	650,000	480,327
LoanCore Issuer Ltd. 2022-CRE7 A†	3.834% (1 Mo. SOFR + 1.55%)	#	1/17/2037	1,350,000	1,327,215
Logan CLO I Ltd. 2021-1A A†	3.87% (3 Mo. LIBOR + 1.16%)	#	7/20/2034	1,040,000	1,007,615
Marble Point CLO XVII Ltd. 2020-1A A†	4.01% (3 Mo.
	LIBOR + 1.30%)	#	4/20/2033	1,134,614	1,104,320
Mariner Finance Issuance Trust 2021-BA E†	4.68%		11/20/2036	650,000	483,872
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	2,070,000	2,017,518
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	1,956,670	1,922,916
Mountain View CLO LLC 2017-1A AR†	3.83% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	982,500	960,393
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	4.078% (3 Mo. LIBOR + 1.34%)	#	1/19/2033	2,000,000	1,958,166
Oaktree CLO Ltd. 2019-4A CR†	4.96% (3 Mo. LIBOR + 2.25%)	#	10/20/2032	1,100,000	1,023,812
OCP CLO Ltd. 2019-16A AR†	3.428% (3 Mo. LIBOR + 1.00%)	#	4/10/2033	1,510,000	1,471,047
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	2,745,000	2,287,557
Race Point IX CLO Ltd. 2015-9A CR†	5.712% (3 Mo. LIBOR + 3.20%)	#	10/15/2030	500,000	435,194
Rad CLO Ltd. 2020-7A A1†	3.94% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	2,072,404	2,017,216
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	1,442,000	1,388,703
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	1,369,000	1,197,023
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	1,536,150	1,300,675
Signal Peak CLO Ltd. 2020-8A A†	3.98% (3 Mo. LIBOR + 1.27%)	#	4/20/2033	2,004,915	1,955,459
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	771,690	596,402
TCW CLO Ltd. 2022 1A A1†	2.087% (3 Mo. Term SOFR + 1.34%)	#	4/22/2033	1,500,000	1,468,238

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Others (continued)
Verizon Master Trust 2022-1 A	1.04%		1/20/2027	$4,500,000	$4,382,057
Total					59,657,252

Student Loan 0.39%
Massachusetts Educational Financing Authority 2008-1 A1	3.733% (3 Mo. LIBOR + .95%)	#	4/25/2038	262,231	258,778
Nelnet Student Loan Trust 2021-DA B†	2.90%		4/20/2062	1,090,000	880,782
Pennsylvania Higher Education Assistance Agency 2006-1 B	3.053% (3 Mo. LIBOR + .27%)	#	4/25/2038	139,782	129,800
SLC Student Loan Trust 2008-1 A4A	4.893% (3 Mo. LIBOR + 1.60%)	#	12/15/2032	655,274	656,673
Towd Point Asset Trust 2018-SL1 A†	3.684% (1 Mo. LIBOR + .60%)	#	1/25/2046	224,910	223,566
Total					2,149,599
Total Asset-Backed Securities (cost $106,146,586)					100,337,532

CORPORATE BONDS 39.12%

Aerospace/Defense 0.16%
TransDigm, Inc.	6.375%		6/15/2026	944,000	892,984

Agriculture 0.69%
Cargill, Inc.†	4.00%		6/22/2032	2,907,000	2,650,951
MHP Lux SA (Luxembourg)†(a)	6.25%		9/19/2029	829,000	413,256
Viterra Finance BV (Netherlands)†(a)	4.90%		4/21/2027	819,000	756,896
Total					3,821,103

Airlines 0.70%
American Airlines Group, Inc.†(b)	3.75%		3/1/2025	783,000	641,261
American Airlines, Inc.†	11.75%		7/15/2025	352,000	368,164
British Airways Pass Through Trust 2020-1 Class A (United Kingdom)†(a)	4.25%		11/15/2032	1,124,591	1,014,981
Delta Air Lines, Inc.†	7.00%		5/1/2025	1,287,000	1,296,673
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	576,000	537,249
Total					3,858,328

Apparel 0.20%
Levi Strauss & Co.†	3.50%		3/1/2031	661,000	516,499
PVH Corp.	7.75%		11/15/2023	561,000	578,447
Total					1,094,946

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers 0.26%
Ford Motor Co.	3.25%		2/12/2032	$2,008,000	$1,449,886

Banks 10.10%
ABN AMRO Bank NV (Netherlands)†(a)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037	800,000	571,444
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	1,549,000	1,259,980
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	2,244,000	1,754,572
Bank of America Corp.	3.004% (3 Mo. LIBOR + .79%)	#	12/20/2023	967,000	961,984
Bank of America Corp.	3.97% (3 Mo. LIBOR + 1.07%)	#	3/5/2029	3,996,000	3,620,728
BankUnited, Inc.	5.125%		6/11/2030	1,140,000	1,063,961
BNP Paribas SA (France)†(a)	4.375% (5 Yr. Swap rate + 1.48%)	#	3/1/2033	1,296,000	1,120,655
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	816,000	652,467
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)#		1/10/2028	1,186,000	1,092,808
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030	4,576,000	4,065,935
Citigroup, Inc.	4.14% (SOFR + 1.37%)	#	5/24/2025	605,000	591,818
Danske Bank A/S (Denmark)†(a)	3.773% (1 Yr. Treasury CMT + 1.45%)	#	3/28/2025	2,071,000	1,993,003
Danske Bank A/S (Denmark)†(a)	4.375%		6/12/2028	200,000	175,875
Goldman Sachs Group, Inc. (The)	0.627% (SOFR + 0.54%)	#	11/17/2023	2,364,000	2,349,840
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	2,718,000	2,052,484
Goldman Sachs Group, Inc. (The)	2.615% (SOFR + 1.28%)	#	4/22/2032	974,000	756,116
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	2,378,000	1,872,145
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028	2,477,000	2,244,799
Macquarie Bank Ltd. (Australia)†(a)	3.624%		6/3/2030	516,000	418,266
Macquarie Group Ltd. (Australia)†(a)	2.691% (SOFR + 1.44%)	#	6/23/2032	2,044,000	1,542,375

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Macquarie Group Ltd. (Australia)†(a)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	$1,931,000	$1,787,754
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	1,817,000	1,366,814
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	1,088,000	781,227
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	3,592,000	3,306,590
Santander UK Group Holdings plc (United Kingdom)(a)	3.373% (3 Mo. LIBOR + 1.08%)	#	1/5/2024	1,846,000	1,834,330
State Street Corp.	4.164% (SOFR + 1.73%)	#	8/4/2033	994,000	898,341
Toronto-Dominion Bank (The) (Canada)(a)	4.456%		6/8/2032	1,012,000	925,442
UBS AG (Switzerland)(a)	5.125%		5/15/2024	1,399,000	1,367,429
US Bancorp	4.967% (SOFR + 2.11%)	#	7/22/2033	2,235,000	2,090,139
Wachovia Corp.	7.574%		8/1/2026	660,000	695,046
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	5,043,000	4,331,021
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	1,349,000	1,095,755
Wells Fargo & Co.	3.584% (3 Mo. LIBOR + 1.31%)	#	5/22/2028	1,873,000	1,696,319
Westpac Banking Corp. (Australia)(a)	2.894% (5 Yr. Treasury CMT + 1.35%)	#	2/4/2030	912,000	839,349
Westpac Banking Corp. (Australia)(a)	4.322% (USD ICE 5 Yr. Swap rate + 2.24%)	#	11/23/2031	2,917,000	2,663,461
Total					55,840,272

Biotechnology 0.09%
Baxalta, Inc.	4.00%		6/23/2025	525,000	509,971

Building Materials 0.09%
Standard Industries, Inc.†	4.375%		7/15/2030	659,000	505,723

Chemicals 0.10%
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028	649,000	566,026

Coal 0.09%
SunCoke Energy, Inc.†	4.875%		6/30/2029	643,000	497,235

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.55%
Gartner, Inc.†	3.75%		10/1/2030	$682,000	$559,752
Global Payments, Inc.	4.00%		6/1/2023	1,988,000	1,973,509
United Rentals North America, Inc.	4.00%		7/15/2030	155,000	128,264
ZipRecruiter, Inc.†	5.00%		1/15/2030	507,000	410,391
Total					3,071,916

Computers 0.36%
Condor Merger Sub, Inc.†	7.375%		2/15/2030	635,000	520,363
Dell International LLC/EMC Corp.†	3.375%		12/15/2041	1,012,000	628,006
Dell International LLC/EMC Corp.	8.35%		7/15/2046	758,000	819,726
Total					1,968,095

Cosmetics/Personal Care 0.21%
GSK Consumer Healthcare Capital US LLC†	3.625%		3/24/2032	1,343,000	1,140,767

Diversified Financial Services 4.21%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	3.50%		1/15/2025	1,388,000	1,305,727
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)(a)	4.875%		1/16/2024	523,000	514,880
Aircastle Ltd.†	2.85%		1/26/2028	1,114,000	866,401
Ally Financial, Inc.	8.00%		11/1/2031	1,228,000	1,289,258
American Express Co.	4.42% (SOFR + 1.76%)	#	8/3/2033	1,993,000	1,814,341
Aviation Capital Group LLC†	1.95%		1/30/2026	812,000	682,332
Aviation Capital Group LLC†	5.50%		12/15/2024	1,928,000	1,868,266
Avolon Holdings Funding Ltd. (Ireland)†(a)	2.125%		2/21/2026	2,161,000	1,818,504
Avolon Holdings Funding Ltd. (Ireland)†(a)	4.25%		4/15/2026	928,000	833,134
Coinbase Global, Inc.†	3.375%		10/1/2028	681,000	427,321
CPPIB Capital, Inc. (Canada)†(a)	3.321% (SOFR Index + 1.25%)	#	4/4/2025	3,800,000	3,884,067
CPPIB Capital, Inc. (Canada)†(a)	4.125%		10/21/2024	3,306,000	3,283,235
Intercontinental Exchange, Inc.	4.00%		9/15/2027	3,321,000	3,155,883
Navient Corp.	5.00%		3/15/2027	642,000	525,969
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	469,000	442,558
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	677,000	555,949
Total					23,267,825

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 3.30%
AEP Transmission Co. LLC	4.50%	6/15/2052	$777,000	$662,130
AES Corp. (The)†	3.95%	7/15/2030	1,138,000	976,785
Alfa Desarrollo SpA (Chile)†(a)	4.55%	9/27/2051	988,384	654,582
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	1,118,000	1,028,808
Calpine Corp.†	5.125%	3/15/2028	609,000	524,314
Constellation Energy Generation LLC	6.25%	10/1/2039	1,053,000	1,031,899
Consumers Energy Co.	4.20%	9/1/2052	606,000	504,338
Duke Energy Corp.	4.50%	8/15/2032	1,063,000	962,731
FirstEnergy Corp.	4.40%	7/15/2027	1,021,000	949,627
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	1,335,000	1,108,050
NextEra Energy Capital Holdings, Inc.	4.255%	9/1/2024	815,000	803,850
NextEra Energy Capital Holdings, Inc.	5.00%	7/15/2032	1,707,000	1,632,189
NRG Energy, Inc.†	4.45%	6/15/2029	537,000	466,303
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(a)	3.00%	6/30/2030	1,390,000	1,080,419
Pike Corp.†	5.50%	9/1/2028	715,000	580,065
Southern Co. (The)	4.475%	8/1/2024	2,400,000	2,371,821
Vistra Operations Co. LLC†	3.55%	7/15/2024	3,061,000	2,919,026
Total				18,256,937

Electronics 0.09%
Atkore, Inc.†	4.25%	6/1/2031	633,000	507,087

Entertainment 0.47%
Jacobs Entertainment, Inc.†	6.75%	2/15/2029	609,000	521,866
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	966,000	840,642
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	639,000	534,246
Warnermedia Holdings, Inc.†	3.428%	3/15/2024	705,000	681,550
Total				2,578,304

Environmental Control 0.09%
Madison IAQ LLC†	5.875%	6/30/2029	688,000	480,417

Food 0.10%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029	709,000	572,989

Gas 0.69%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	1,443,000	1,344,017
National Fuel Gas Co.	5.50%	1/15/2026	1,122,000	1,103,162
ONE Gas, Inc.	1.10%	3/11/2024	640,000	613,174
Southwest Gas Corp.	4.05%	3/15/2032	873,000	734,461
Total				3,794,814

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products 0.37%
Medline Borrower LP†	3.875%	4/1/2029	$663,000	$532,618
PerkinElmer, Inc.	0.85%	9/15/2024	1,605,000	1,489,732
Total				2,022,350

Health Care-Services 1.30%
Centene Corp.	3.375%	2/15/2030	2,024,000	1,659,022
Centene Corp.	4.25%	12/15/2027	869,000	796,721
Charles River Laboratories International, Inc.†	4.25%	5/1/2028	655,000	571,773
Elevance Health, Inc.	2.25%	5/15/2030	2,100,000	1,697,118
UnitedHealth Group, Inc.	4.00%	5/15/2029	2,642,000	2,464,422
Total				7,189,056

Home Builders 0.10%
Toll Brothers Finance Corp.	3.80%	11/1/2029	660,000	534,972

Insurance 0.49%
Assurant, Inc.	2.65%	1/15/2032	595,000	439,073
First American Financial Corp.	2.40%	8/15/2031	939,000	672,017
GA Global Funding Trust†	3.85%	4/11/2025	1,689,000	1,610,889
Total				2,721,979

Internet 0.44%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	3.50%	3/1/2029	668,000	547,970
Netflix, Inc.	6.375%	5/15/2029	1,326,000	1,319,495
Prosus NV (Netherlands)†(a)	3.257%	1/19/2027	660,000	553,347
Total				2,420,812

Leisure Time 0.05%
Life Time, Inc.†	5.75%	1/15/2026	325,000	296,228

Lodging 0.10%
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	625,000	545,072

Machinery-Diversified 0.34%
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028	2,097,000	1,886,447

Media 1.10%
AMC Networks, Inc.	4.25%	2/15/2029	677,000	502,107
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	1,312,000	1,067,587
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%	1/15/2029	2,932,000	2,299,217
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	841,000	743,390

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Media (continued)
FactSet Research Systems, Inc.	3.45%		3/1/2032	$903,000	$737,221
Time Warner Cable LLC	7.30%		7/1/2038	211,000	201,158
Time Warner Entertainment Co. LP	8.375%		7/15/2033	502,000	536,553
Total					6,087,233

Mining 1.56%
Alcoa Nederland Holding BV (Netherlands)†(a)	4.125%		3/31/2029	634,000	533,004
Alcoa Nederland Holding BV (Netherlands)†(a)	6.125%		5/15/2028	1,119,000	1,059,896
Anglo American Capital plc (United Kingdom)†(a)	4.00%		9/11/2027	2,455,000	2,249,079
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.375%		4/1/2031	696,000	535,926
Freeport Indonesia PT (Indonesia)†(a)	5.315%		4/14/2032	496,000	412,920
Glencore Funding LLC†	2.85%		4/27/2031	1,091,000	845,586
Glencore Funding LLC†	4.875%		3/12/2029	3,240,000	2,993,609
Total					8,630,020

Multi-National 1.66%
Asian Development Bank (Philippines)(a)	3.097% (SOFR Index + 1.00%)	#	4/6/2027	2,300,000	2,357,978
Asian Development Bank (Philippines)(a)	4.125%		9/27/2024	5,234,000	5,207,297
Inter-American Investment Corp.	2.625%		4/22/2025	1,700,000	1,625,050
Total					9,190,325

Oil & Gas 2.84%
California Resources Corp.†	7.125%		2/1/2026	642,000	604,453
Callon Petroleum Co.†	8.00%		8/1/2028	633,000	585,193
Comstock Resources, Inc.†	6.75%		3/1/2029	666,000	615,845
Continental Resources, Inc.†	5.75%		1/15/2031	2,839,000	2,572,428
Diamondback Energy, Inc.	3.125%		3/24/2031	1,882,000	1,529,351
Diamondback Energy, Inc.	3.50%		12/1/2029	665,000	574,881
EQT Corp.	7.00%		2/1/2030	2,284,000	2,362,444
Laredo Petroleum, Inc.	9.50%		1/15/2025	579,000	574,773
MEG Energy Corp. (Canada)†(a)	5.875%		2/1/2029	365,000	328,141
Occidental Petroleum Corp.	6.125%		1/1/2031	303,000	299,191
Occidental Petroleum Corp.	6.625%		9/1/2030	1,719,000	1,748,902
Ovintiv, Inc.	6.50%		2/1/2038	993,000	966,455
Petroleos Mexicanos (Mexico)(a)	6.70%		2/16/2032	1,768,000	1,243,169
Range Resources Corp.	8.25%		1/15/2029	660,000	672,953
SM Energy Co.	6.75%		9/15/2026	726,000	699,875

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	3.25%		8/15/2030	$470,000	$334,875
Total					15,712,929

Oil & Gas Services 0.15%
Weatherford International Ltd.†	8.625%		4/30/2030	940,000	820,760

Pharmaceuticals 0.99%
Bayer Corp.†	6.65%		2/15/2028	670,000	679,612
Cigna Corp.	2.40%		3/15/2030	1,507,000	1,229,502
CVS Health Corp.	3.25%		8/15/2029	2,842,000	2,489,677
Option Care Health, Inc.†	4.375%		10/31/2029	655,000	554,713
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%		4/30/2028	643,000	551,202
Total					5,504,706

Pipelines 1.35%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	688,000	557,046
Cheniere Energy Partners LP	3.25%		1/31/2032	692,000	532,757
CNX Midstream Partners LP†	4.75%		4/15/2030	637,000	501,026
Eastern Gas Transmission & Storage, Inc.	3.00%		11/15/2029	846,000	725,785
EIG Pearl Holdings Sarl (Luxembourg)†(a)	3.545%		8/31/2036	1,380,000	1,104,678
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(a)	3.25%		9/30/2040	1,613,000	1,184,224
Kinder Morgan Energy Partners LP	4.25%		9/1/2024	1,360,000	1,338,429
NGPL PipeCo LLC†	3.25%		7/15/2031	667,000	523,208
Sabine Pass Liquefaction LLC	5.625%		3/1/2025	497,000	497,049
Venture Global Calcasieu Pass LLC†	4.125%		8/15/2031	600,000	498,972
Total					7,463,174

Real Estate 0.18%
American Tower Corp.	2.95%		1/15/2025	497,000	470,703
Kennedy-Wilson, Inc.	4.75%		2/1/2030	692,000	514,848
Total					985,551

REITS 1.28%
American Tower Corp.	2.40%		3/15/2025	949,000	881,986
Crown Castle, Inc.	3.30%		7/1/2030	1,708,000	1,432,469
EPR Properties	3.75%		8/15/2029	1,352,000	1,045,986
EPR Properties	4.95%		4/15/2028	1,069,000	921,781
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	1,808,000	1,298,907

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Invitation Homes Operating Partnership LP	2.30%	11/15/2028	$657,000	$527,278
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024	1,000,000	984,025
Total				7,092,432

Retail 0.17%
Murphy Oil USA, Inc.	4.75%	9/15/2029	638,000	566,002
Party City Holdings, Inc.†	8.75%	2/15/2026	647,000	376,133
Total				942,135

Semiconductors 0.77%
Advanced Micro Devices, Inc.	3.924%	6/1/2032	1,189,000	1,079,559
Advanced Micro Devices, Inc.	4.393%	6/1/2052	1,036,000	877,761
Broadcom, Inc.†	4.15%	4/15/2032	2,214,000	1,856,333
Entegris, Inc.†	3.625%	5/1/2029	582,000	461,586
Total				4,275,239

Software 0.78%
MSCI, Inc.†	3.625%	11/1/2031	702,000	564,134
Oracle Corp.	2.875%	3/25/2031	4,748,000	3,750,146
Total				4,314,280

Telecommunications 0.55%
Frontier Communications Holdings LLC†	5.00%	5/1/2028	641,000	551,177
Sprint Capital Corp.	6.875%	11/15/2028	1,131,000	1,164,110
Sprint Capital Corp.	8.75%	3/15/2032	1,122,000	1,302,782
Total				3,018,069
Total Corporate Bonds (cost $247,907,584)				216,329,394

FLOATING RATE LOANS(c) 1.87%

Advertising 0.40%
Lamar Media Corporation 2020 Term Loan B	5.102% (3 Mo. LIBOR + 1.50%)	2/5/2027	2,295,528	2,239,574

Airlines 0.16%
American Airlines, Inc. 2021 Term Loan	7.46% (3 Mo. LIBOR + 4.75%)	4/20/2028	902,017	876,310

Building Materials 0.15%
Quikrete Holdings, Inc. 2016 1st Lien Term Loan	5.74% (1 Mo. LIBOR + 2.63%)	2/1/2027	862,680	830,390

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.34%
Amentum Government Services Holdings LLC Term Loan B	7.674% - 8.17% (3 Mo. LIBOR + 4.00%) (6 Mo. LIBOR + 4.00%)		1/29/2027	$573,457	$549,564
Element Materials Technology Group US Holdings, Inc. 2022 USD Delayed Draw Term Loan(d)	–	(e)	7/6/2029	123,715	116,756
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(e)	7/6/2029	268,040	252,963
Trans Union, LLC 2021 Term Loan B6	5.365% (1 Mo. LIBOR + 2.25%)		12/1/2028	1,006,027	976,480
Total					1,895,763

Diversified Financial Services 0.15%
Jane Street Group, LLC 2021 Term Loan	5.865% (1 Mo. LIBOR + 2.75%)		1/26/2028	857,767	824,438

Entertainment 0.11%
Scientific Games International, Inc. 2022 USD Term Loan	5.906% (1 Mo. SOFR + 3.00%)		4/14/2029	616,890	600,851

Food Service 0.11%
Aramark Services, Inc. 2018 Term Loan B3	4.865% (1 Mo. LIBOR + 1.75%)		3/11/2025	600,000	582,750

Pharmaceuticals 0.35%
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(a)	6.615% (1 Mo. LIBOR + 3.50%)		5/5/2028	538,474	521,501
Option Care Health, Inc. 2021 Term Loan B	5.865% (1 Mo. LIBOR + 2.75%)		10/27/2028	606,909	594,771
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	7.424% (3 Mo. LIBOR + 3.75%)		11/30/2027	858,964	818,700
Total					1,934,972

Software 0.10%
Playtika Holding Corp 2021 Term Loan	5.865% (1 Mo. LIBOR + 2.75%)		3/13/2028	563,095	540,797
Total Floating Rate Loans (cost $10,592,031)					10,325,845

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 1.81%

Angola 0.08%
Republic of Angolan†	8.75%		4/14/2032	$620,000	$461,373

Canada 0.51%
Province of Ontario Canada	3.10%		5/19/2027	2,964,000	2,795,576

Egypt 0.07%
Republic of Egypt†	5.80%		9/30/2027	520,000	366,440

Japan 0.61%
Japan Bank for International Cooperation	3.875%		9/16/2025	1,998,000	1,953,691
Japan International Cooperation Agency	3.25%		5/25/2027	1,516,000	1,442,003
Total					3,395,694

Nigeria 0.07%
Republic of Nigeria†	7.143%		2/23/2030	605,000	396,759

Norway 0.43%
Kommunalbanken AS†	3.897% (SOFR + 1.00%)	#	6/17/2026	2,350,000	2,401,851

Sri Lanka 0.04%
Sri Lanka Government International Bond†(f)	5.875%		7/25/2022	670,000	210,745
Total Foreign Government Obligations (cost $11,175,409)					10,028,438

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.04%
Freddie Mac Multifamily Structured Pass Through Certificates Q001 XA (Cost $232,925)	2.119%	#(g)	2/25/2032	2,470,783	208,513

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.41%
Fannie Mae or Freddie Mac(h)	2.00%		TBA	15,692,000	12,708,068
Fannie Mae or Freddie Mac(h)	2.50%		TBA	3,782,000	3,166,465
Fannie Mae or Freddie Mac(h)	3.00%		TBA	8,421,000	7,330,165
Fannie Mae or Freddie Mac(h)	3.50%		TBA	6,891,000	6,200,061
Fannie Mae or Freddie Mac(h)	4.00%		TBA	6,065,000	5,735,894
Fannie Mae or Freddie Mac(h)	4.50%		TBA	19,907,000	19,162,296
Fannie Mae or Freddie Mac(h)	5.00%		TBA	7,772,000	7,739,309
Fannie Mae or Freddie Mac(h)	5.50%		TBA	5,157,000	5,116,711
Fannie Mae or Freddie Mac(h)	6.00%		TBA	5,538,000	5,607,874

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Fannie Mae Pool	3.50%		9/1/2051 – 4/1/2052	$2,918,765	$2,660,401
Fannie Mae Pool	4.00%		5/1/2052	2,253,860	2,117,250
Federal Home Loan Mortgage Corp.	2.50%		11/1/2050	1,554,724	1,317,429
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046	1,146,388	1,058,255
Federal Home Loan Mortgage Corp.	4.50%		8/1/2052	2,783,347	2,682,791
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 – 8/1/2052	5,931,599	5,837,485
Federal National Mortgage Assoc.	2.50%		8/1/2050 – 12/1/2051	25,562,643	21,718,900
Federal National Mortgage Assoc.	2.835% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	102,652	104,705
Federal National Mortgage Assoc.	3.00%		12/1/2048	3,786,863	3,364,409
Federal National Mortgage Assoc.	3.50%		7/1/2045	1,314,989	1,203,206
Federal National Mortgage Assoc.	4.00%		6/1/2052	2,419,378	2,258,110
Federal National Mortgage Assoc.	5.00%		7/1/2052 – 8/1/2052	4,279,134	4,215,278
Ginnie Mae(h)	3.00%		TBA	1,380,000	1,219,575
Ginnie Mae(h)	3.50%		TBA	1,525,000	1,387,452
Ginnie Mae(h)	4.00%		TBA	5,333,000	4,981,564
Ginnie Mae(h)	4.50%		TBA	13,283,000	12,712,271
Ginnie Mae(h)	5.00%		TBA	7,238,000	7,085,926
Ginnie Mae(h)	5.50%		TBA	2,906,000	2,896,011
Total Government Sponsored Enterprises Pass-Throughs (cost $157,260,275)					151,587,861

MUNICIPAL BONDS 0.38%

Education 0.04%
Regents of the University of California Medical Ce	3.006%		5/15/2050	375,000	249,933

Tax Revenue 0.09%
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	675,000	475,273

Transportation 0.25%
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	660,000	486,172

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	$1,140,000	$916,393
Total					1,402,565
Total Municipal Bonds (cost $2,967,323)					2,127,771

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.62%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(g)	12/25/2059	77,847	73,945
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.768% (1 Mo. LIBOR + .95%)	#	6/15/2035	1,050,000	1,017,198
BBCMS Mortgage Trust 2019-BWAY A†	3.774% (1 Mo. LIBOR + .96%)	#	11/15/2034	655,000	626,002
BBCMS Mortgage Trust 2019-BWAY B†	4.128% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	288,000	271,743
BFLD 2019-DPLO E†	5.058% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	1,910,000	1,804,319
BFLD 2019-DPLO F†	5.358% (1 Mo. LIBOR + 2.54%)	#	10/15/2034	790,000	748,546
BHMS 2018-ATLS A†	4.068% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	1,080,000	1,044,571
BHMS 2018-ATLS C†	4.718% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	630,000	601,040
BRAVO Residential Funding Trust 2021-NQM2 A1†	0.97%	#(g)	3/25/2060	2,038,017	1,935,995
BX Trust 2018-GW A†	3.618% (1 Mo. LIBOR + .80%)	#	5/15/2035	1,710,000	1,656,411
BX Trust 2021-ARIA E†	5.063% (1 Mo. LIBOR + 2.24%)	#	10/15/2036	2,300,000	2,123,421
CIM Retail Portfolio Trust 2021-RETL E†	6.568% (1 Mo. LIBOR + 3.75%)	#	8/15/2036	1,380,000	1,272,152
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250,000	729,222
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	1,000,000	979,559
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA	1.091%	#(g)	8/10/2047	444,653	5,827
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.435%	#(g)	7/10/2050	730,000	671,240
Connecticut Avenue Securities Trust 2021-R01 1M2†	3.831% (1 Mo. SOFR + 1.55%)	#	10/25/2041	820,000	780,030
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	151,967	149,537
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	708,895	599,502

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSMC 2021-BHAR C†	4.818% (1 Mo. LIBOR + 2.00%)	#	11/15/2038	$1,250,000	$1,170,211
CSMC Trust 2020-AFC1 A1†	2.24%	#(g)	2/25/2050	230,786	214,853
DBWF Mortgage Trust 2018-GLKS A†	4.023% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	1,100,000	1,070,850
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(g)	8/25/2066	1,254,866	1,045,576
Extended Stay America Trust 2021-ESH C†	4.518% (1 Mo. LIBOR + 1.70%)	#	7/15/2038	1,232,415	1,187,311
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2†	4.281% (1 Mo. SOFR + 2.00%)	#	11/25/2041	790,000	708,368
Freddie Mac STACR REMIC Trust 2021-DNA3 M2†	4.381% (1 Mo. SOFR + 2.10%)	#	10/25/2033	1,290,000	1,230,668
Freddie Mac STACR REMIC Trust 2021-DNA6 M2†	3.781% (1 Mo. SOFR + 1.50%)	#	10/25/2041	1,427,000	1,298,182
Freddie Mac STACR REMIC Trust 2021-DNA7 M2†	4.081% (1 Mo. SOFR + 1.80%)	#	11/25/2041	1,000,000	898,847
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A†	4.581% (1 Mo. SOFR + 2.30%)	#	8/25/2042	879,640	870,532
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA2 M1A†	4.931% (1 Mo. SOFR + 2.65%)	#	7/25/2042	1,720,995	1,713,777
Great Wolf Trust 2019-WOLF A†	3.852% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	3,216,000	3,115,121
GS Mortgage Securities Corp Trust 2022-ECI A†	5.04% (1 Mo. Term SOFR + 2.19%)	#	8/15/2039	1,820,000	1,808,600
GS Mortgage Securities Corp. II 2021-ARDN B†	4.468% (1 Mo. LIBOR + 1.65%)	#	11/15/2036	1,450,000	1,395,581
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.768% (1 Mo. LIBOR + .95%)	#	7/15/2035	681,826	647,180
GS Mortgage Securities Corp. Trust 2021-ROSS G†	7.468% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	1,230,000	1,103,305

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
HONO Mortgage Trust 2021-LULU B†	4.268% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	$490,000	$466,659
HONO Mortgage Trust 2021-LULU C†	4.668% (1 Mo. LIBOR + 1.85%)	#	10/15/2036	300,000	285,112
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.373%	#(g)	7/15/2048	374,000	331,732
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	4.088% (1 Mo. LIBOR + 1.27%)	#	11/15/2035	542,000	520,549
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.833% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	364,894	360,485
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	4.133% (1 Mo. LIBOR + 1.50%)	#	7/5/2033	1,130,000	1,114,612
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	340,000	332,905
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	453,000	442,928
KIND Trust 2021-KIND D†	5.118% (1 Mo. LIBOR + 2.30%)	#	8/15/2038	1,161,605	1,078,541
Life Mortgage Trust 2021-BMR E†	4.568% (1 Mo. LIBOR + 1.75%)	#	3/15/2038	786,376	737,238
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	7,308	3,783
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.693%	#(g)	7/15/2050	14,496,901	171,474
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(g)	1/26/2060	80,781	73,579
Ready Capital Mortgage Financing LLC 2021-FL6 C†	4.984% (1 Mo. LIBOR + 1.90%)	#	7/25/2036	1,100,000	1,031,402
Ready Capital Mortgage Financing LLC 2022-FL8 A†	3.955% (1 Mo. SOFR + 1.65%)	#	1/25/2037	2,130,000	2,074,087
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(g)	1/26/2060	53,080	50,196
SLIDE 2018-FUN E†	5.368% (1 Mo. LIBOR + 2.55%)	#	6/15/2031	1,406,343	1,351,298
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(g)	2/25/2050	16,875	16,791
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(g)	4/25/2065	446,566	430,835

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	$3,816	$3,595
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	134,304	130,065
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	612,135	568,024
Verus Securitization Trust 2021-2 A1†	1.031%	#(g)	2/25/2066	1,094,402	913,622
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(g)	4/25/2065	316,921	297,586
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.432%	#(g)	7/15/2046	364,000	128,310
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.602%	#(g)	9/15/2048	2,350,000	2,093,446
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(g)	7/15/2048	213,000	182,457
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(g)	11/15/2050	1,629,962	1,463,553
Total Non-Agency Commercial Mortgage-Backed Securities (cost $56,699,955)					53,224,086

U.S. TREASURY OBLIGATIONS 13.31%
U.S. Treasury Bond	2.375%		2/15/2042	2,991,000	2,293,256
U.S. Treasury Bond	2.875%		5/15/2052	18,974,000	15,917,407
U.S. Treasury Bond	3.25%		5/15/2042	2,030,000	1,802,259
U.S. Treasury Bond	3.375%		11/15/2048	3,260,000	2,970,166
U.S. Treasury Inflation Indexed Bond(i)	0.125%		2/15/2052	5,261,850	3,334,992
U.S. Treasury Note	2.75%		8/15/2032	2,571,000	2,351,260
U.S. Treasury Note	4.125%		9/30/2027	12,805,000	12,848,017
U.S. Treasury Note	4.25%		9/30/2024	32,059,000	32,076,532
Total U.S. Treasury Obligations (cost $76,477,894)					73,593,889
Total Long-Term Investments (cost $669,459,982)					617,763,329

SHORT-TERM INVESTMENTS 8.18%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 3.09%
Federal Home Loan Banks	2.97% (SOFR + 0.01%)	#	10/18/2022	5,875,000	5,875,024
Federal Home Loan Banks	2.98% (SOFR + 0.02%)	#	1/3/2023	11,195,000	11,197,980
Total					17,073,004
Total Government Sponsored Enterprises Securities (cost $17,070,000)					17,073,004

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Repurchase Agreements 5.09%
Repurchase Agreement dated 9/30/2022, 1.300% due 10/3/2022 with Fixed Income Clearing Corp. collateralized by $28,594,100 of U.S. Treasury Floating Rate Note at 3.195% due 4/30/2024; value: $28,714,517; proceeds: $28,154,471 (cost $28,151,421)			$28,151,421	$28,151,421
Total Short-Term Investments (cost $45,221,421)				45,224,425
Total Investments in Securities 119.88% (cost $714,681,403)				662,987,754
Less Unfunded Loan Commitments (0.02%) (cost $123,715)				(116,756)
Net Investments in Securities 119.86% (cost $714,557,688)				662,870,998
Other Assets and Liabilities – Net(j) (19.86)%				(109,809,137)
Net Assets 100.00%				$553,061,861

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2022, the total value of Rule 144A securities was $209,651,655, which represents 37.91% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2022.
(a)	Foreign security traded in U.S. dollars.
(b)	Security has been fully or partially segregated for open reverse repurchase agreements as of September 30, 2022.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2022.
(d)	Security partially/fully unfunded.
(e)	Interest rate to be determined.
(f)	Defaulted (non-income producing security).
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2022

(j)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Depreciation(3)
Markit CDX.NA.HY.S38(4)(5)	Goldman Sachs	5.00%	12/20/2027	$5,759,000	$293,090	$236,345	$(56,745)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $56,745.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Futures Contracts at September 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2022	165	Short	$(20,152,633)	$(19,549,922)	$602,711

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2022	57	Long	$11,856,000	$11,707,266	$(148,734)
U.S. 5-Year Treasury Note	December 2022	92	Short	(9,837,871)	(9,890,719)	(52,848)
U.S. Long Bond	December 2022	199	Long	27,300,940	25,154,844	(2,146,096)
U.S. Ultra Treasury Bond	December 2022	146	Long	21,871,922	20,002,000	(1,869,922)
Total Unrealized Depreciation on Futures Contracts						$(4,217,600)

Reverse Repurchase Agreement Payable as of September 30, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank plc	$13,125	$$15,000 principal, American Airlines Group, Inc. at 3.75% due 3/01/2025, $12,285	(10.00%)	07/22/2022	On Demand	$12,873

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $252.

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN PORTFOLIO September 30, 2022

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$100,337,532	$–	$100,337,532
Corporate Bonds	–	216,329,394	–	216,329,394
Floating Rate Loans	–	10,325,845	–	10,325,845
Less Unfunded Commitments	–	(116,756)	–	(116,756)
Foreign Government Obligations	–	10,028,438	–	10,028,438
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	208,513	–	208,513
Government Sponsored Enterprises Pass-Throughs	–	151,587,861	–	151,587,861
Municipal Bonds	–	2,127,771	–	2,127,771
Non-Agency Commercial Mortgage-Backed Securities	–	53,224,086	–	53,224,086
U.S. Treasury Obligations	–	73,593,889	–	73,593,889
Short-Term Investments
Government Sponsored Enterprises Securities	–	17,073,004	–	17,073,004
Repurchase Agreements	–	28,151,421	–	28,151,421
Total	$–	$662,870,998	$–	$662,870,998
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(56,745)	–	(56,745)
Futures Contracts
Assets	602,711	–	–	602,711
Liabilities	(4,217,600)	–	–	(4,217,600)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(12,873)	–	(12,873)
Total	$(3,614,889)	$(69,618)	$–	$(3,684,507)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

126	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), the board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”), as valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments, and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

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Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparisons of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances.The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

128

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax returns. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2022, the market value of securities loaned and collateral received for the Fund were as follows:

Fund	Market Value of Securities Loaned	Collateral Received
Developing Growth Portfolio	$1,420,864	$1,466,983

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QPHR-SERIES-3Q.

(11/22)